--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                         VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
Performance Charts..........................................      1-2

Schedules of Investments
    VA Small Value Portfolio................................     3-14
    VA Large Value Portfolio................................    15-16
    VA International Value Portfolio........................    17-21
    VA International Small Portfolio........................    22-29

Statements of Net Assets
    VA Short-Term Fixed Portfolio...........................    30-31
    VA Global Bond Portfolio................................    32-33

Statements of Assets and Liabilities
    VA Small Value Portfolio................................       34
    VA Large Value Portfolio................................       34
    VA International Value Portfolio........................       35
    VA International Small Portfolio........................       35

Statements of Operations....................................    36-37

Statements of Changes in Net Assets.........................    38-40

Financial Highlights........................................    41-43

Notes to Financial Statements...............................    44-48

Report of Independent Certified Public Accountants..........       49

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS
------------------------------------------------------------
VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
OCTOBER 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           VA SMALL VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
GROWTH OF $10,000            $10,000                    $10,000
Oct-95                        $9,490                     $9,601
Nov-95                        $9,696                     $9,982
Dec-95                        $9,853                    $10,292
Jan-96                        $9,773                    $10,360
Feb-96                        $9,994                    $10,522
Mar-96                       $10,335                    $10,743
Apr-96                       $10,826                    $11,036
May-96                       $11,306                    $11,316
Jun-96                       $11,046                    $11,182
Jul-96                       $10,355                    $10,587
Aug-96                       $10,766                    $11,047
Sep-96                       $11,096                    $11,348
Oct-96                       $11,196                    $11,480
Nov-96                       $11,777                    $12,098
Dec-96                       $12,026                    $12,491
Jan-97                       $12,289                    $12,683
Feb-97                       $12,310                    $12,804
Mar-97                       $11,985                    $12,460
Apr-97                       $11,965                    $12,644
May-97                       $13,152                    $13,650
Jun-97                       $13,953                    $14,341
Jul-97                       $14,775                    $14,943
Aug-97                       $15,261                    $15,181
Sep-97                       $16,498                    $16,190
Oct-97                       $15,870                    $15,750
Nov-97                       $15,667                    $15,923
Dec-97                       $15,688                    $16,463
Jan-98                       $15,568                    $16,165
Feb-98                       $16,749                    $17,143
Mar-98                       $17,372                    $17,839
Apr-98                       $17,767                    $17,926
May-98                       $17,045                    $17,292
Jun-98                       $16,674                    $17,193
Jul-98                       $15,415                    $15,847
Aug-98                       $12,646                    $13,365
Sep-98                       $13,051                    $14,120
Oct-98                       $13,576                    $14,540
Nov-98                       $14,341                    $14,934
Dec-98                       $14,650                    $15,403
Jan-99                       $14,818                    $15,053
Feb-99                       $13,593                    $14,025
Mar-99                       $13,280                    $13,910
Apr-99                       $14,686                    $15,180
May-99                       $15,384                    $15,646
Jun-99                       $16,286                    $16,212
Jul-99                       $16,141                    $15,828
Aug-99                       $15,708                    $15,249
Sep-99                       $15,323                    $14,944
Oct-99                       $14,651                    $14,645
Nov-99                       $15,360                    $14,721
Dec-99                       $16,094                    $15,173
Jan-00                       $15,841                    $14,777
Feb-00                       $16,570                    $15,680
Mar-00                       $17,090                    $15,754
Apr-00                       $16,733                    $15,847
May-00                       $16,182                    $15,604
Jun-00                       $16,466                    $16,060
Jul-00                       $16,704                    $16,594
Aug-00                       $17,672                    $17,336
Sep-00                       $17,403                    $17,237
Oct-00                       $17,031                    $17,175
Nov-00                       $16,377                    $16,825

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    OCTOBER 1995
-----------------------------------------------------
                    6.62       11.05        10.02

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Rusell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
FEBRUARY 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
               VA LARGE
           VALUE PORTFOLIO   RUSSELL 1000 VALUE INDEX
                    $10,000                    $10,000
Feb-95              $10,313                    $10,395
Mar-95              $10,667                    $10,623
Apr-95              $10,990                    $10,958
May-95              $11,243                    $11,420
Jun-95              $11,314                    $11,575
Jul-95              $11,870                    $11,978
Aug-95              $11,799                    $12,147
Sep-95              $12,022                    $12,586
Oct-95              $11,607                    $12,462
Nov-95              $12,175                    $13,094
Dec-95              $12,266                    $13,422
Jan-96              $12,568                    $13,841
Feb-96              $12,687                    $13,946
Mar-96              $13,154                    $14,183
Apr-96              $13,349                    $14,237
May-96              $13,586                    $14,415
Jun-96              $13,191                    $14,427
Jul-96              $12,626                    $13,881
Aug-96              $13,092                    $14,278
Sep-96              $13,322                    $14,847
Oct-96              $13,746                    $15,421
Nov-96              $14,662                    $16,539
Dec-96              $14,531                    $16,328
Jan-97              $15,030                    $17,119
Feb-97              $15,359                    $17,371
Mar-97              $14,659                    $16,746
Apr-97              $15,113                    $17,449
May-97              $16,272                    $18,424
Jun-97              $16,715                    $19,215
Jul-97              $18,405                    $20,660
Aug-97              $18,085                    $19,924
Sep-97              $19,025                    $21,128
Oct-97              $18,154                    $20,538
Nov-97              $18,430                    $21,446
Dec-97              $18,776                    $22,072
Jan-98              $18,874                    $21,761
Feb-98              $20,436                    $23,226
Mar-98              $21,550                    $24,647
Apr-98              $21,673                    $24,812
May-98              $21,500                    $24,445
Jun-98              $21,433                    $24,758
Jul-98              $20,666                    $24,322
Aug-98              $17,208                    $20,703
Sep-98              $18,038                    $21,891
Oct-98              $19,493                    $23,588
Nov-98              $20,538                    $24,687
Dec-98              $20,793                    $25,526
Jan-99              $21,034                    $25,731
Feb-99              $20,485                    $25,368
Mar-99              $21,114                    $25,893
Apr-99              $23,375                    $28,311
May-99              $23,415                    $28,000
Jun-99              $23,869                    $28,812
Jul-99              $22,946                    $27,968
Aug-99              $22,237                    $26,930
Sep-99              $21,031                    $25,990
Oct-99              $21,807                    $27,487
Nov-99              $21,406                    $27,273
Dec-99              $21,781                    $27,404
Jan-00              $20,328                    $26,510
Feb-00              $18,442                    $24,541
Mar-00              $20,979                    $27,535
Apr-00              $21,447                    $27,215
May-00              $21,481                    $27,501
Jun-00              $19,746                    $26,244
Jul-00              $20,747                    $26,572
Aug-00              $21,865                    $28,050
Sep-00              $21,581                    $28,308
Oct-00              $22,465                    $29,004
Nov-00              $21,731                    $27,928

ANNUALIZED           ONE       FIVE          FROM
TOTAL RETURN (%)    YEAR       YEARS    FEBRUARY 1995
------------------------------------------------------
                    1.52       12.29        14.23

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $12 BILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
OCTOBER 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           VA INTERNATIONAL VALUE PORTFOLIO   MSCI EAFE INDEX (NET DIVIDENDS)
GROWTH OF $10,000                    $10,000                          $10,000
Oct-95                                $9,800                           $9,731
Nov-95                               $10,030                          $10,002
Dec-95                               $10,555                          $10,405
Jan-96                               $10,615                          $10,447
Feb-96                               $10,625                          $10,483
Mar-96                               $10,825                          $10,706
Apr-96                               $11,247                          $11,018
May-96                               $11,187                          $10,815
Jun-96                               $11,197                          $10,875
Jul-96                               $10,857                          $10,558
Aug-96                               $10,916                          $10,581
Sep-96                               $11,096                          $10,863
Oct-96                               $10,927                          $10,752
Nov-96                               $11,427                          $11,180
Dec-96                               $11,306                          $11,035
Jan-97                               $10,859                          $10,649
Feb-97                               $10,981                          $10,824
Mar-97                               $11,041                          $10,863
Apr-97                               $10,940                          $10,920
May-97                               $11,782                          $11,631
Jun-97                               $12,350                          $12,272
Jul-97                               $12,492                          $12,471
Aug-97                               $11,680                          $11,539
Sep-97                               $12,178                          $12,186
Oct-97                               $11,508                          $11,250
Nov-97                               $11,031                          $11,135
Dec-97                               $11,054                          $11,232
Jan-98                               $11,670                          $11,745
Feb-98                               $12,423                          $12,499
Mar-98                               $12,935                          $12,884
Apr-98                               $12,966                          $12,986
May-98                               $13,007                          $12,922
Jun-98                               $12,871                          $13,021
Jul-98                               $12,850                          $13,152
Aug-98                               $11,124                          $11,523
Sep-98                               $10,528                          $11,170
Oct-98                               $11,647                          $12,334
Nov-98                               $12,181                          $12,965
Dec-98                               $12,349                          $13,477
Jan-99                               $12,237                          $13,437
Feb-99                               $11,945                          $13,117
Mar-99                               $12,719                          $13,664
Apr-99                               $13,527                          $14,218
May-99                               $12,876                          $13,485
Jun-99                               $13,550                          $14,011
Jul-99                               $14,200                          $14,428
Aug-99                               $14,290                          $14,481
Sep-99                               $14,435                          $14,627
Oct-99                               $14,301                          $15,168
Nov-99                               $14,278                          $15,695
Dec-99                               $15,068                          $17,104
Jan-00                               $13,929                          $16,018
Feb-00                               $13,599                          $16,449
Mar-00                               $14,247                          $17,087
Apr-00                               $13,893                          $16,188
May-00                               $14,137                          $15,793
Jun-00                               $15,043                          $16,411
Jul-00                               $14,578                          $15,723
Aug-00                               $14,676                          $15,860
Sep-00                               $14,248                          $15,088
Oct-00                               $14,149                          $14,732
Nov-00                               $14,039                          $14,179

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    OCTOBER 1995
-----------------------------------------------------
                    -1.68      6.96         6.79

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
VA INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                     VA INTERNATIONAL SMALL          SALOMON SMITH BARNEY
                          COMPANY PORTFOLIO    EXTENDED MARKET INDEX-EPAC

             $10,000    $10,000
Oct-95        $9,640     $9,715
Nov-95        $9,710     $9,805
Dec-95       $10,110    $10,185
Jan-96       $10,431    $10,364
Feb-96       $10,561    $10,520
Mar-96       $10,841    $10,764
Apr-96       $11,601    $11,334
May-96       $11,431    $11,235
Jun-96       $11,231    $11,257
Jul-96       $10,641    $10,834
Aug-96       $10,641    $10,915
Sep-96       $10,641    $10,969
Oct-96       $10,461    $10,886
Nov-96       $10,481    $11,046
Dec-96       $10,137    $10,845
Jan-97        $9,952    $10,555
Feb-97       $10,065    $10,749
Mar-97        $9,839    $10,629
Apr-97        $9,561    $10,471
May-97       $10,199    $11,132
Jun-97       $10,374    $11,395
Jul-97        $9,942    $11,173
Aug-97        $9,469    $10,672
Sep-97        $9,293    $10,811
Oct-97        $8,872    $10,388
Nov-97        $8,223     $9,973
Dec-97        $7,782     $9,730
Jan-98        $8,278    $10,185
Feb-98        $9,143    $10,940
Mar-98        $9,259    $11,454
Apr-98        $9,122    $11,546
May-98        $9,090    $11,812
Jun-98        $8,795    $11,479
Jul-98        $8,605    $11,452
Aug-98        $7,603    $10,110
Sep-98        $7,329     $9,804
Oct-98        $7,835    $10,504
Nov-98        $8,204    $10,850
Dec-98        $8,184    $11,105
Jan-99        $8,093    $11,061
Feb-99        $7,989    $10,857
Mar-99        $8,357    $11,246
Apr-99        $9,150    $11,822
May-99        $9,092    $11,507
Jun-99        $9,621    $11,896
Jul-99        $9,828    $12,354
Aug-99        $9,921    $12,543
Sep-99        $9,851    $12,503
Oct-99        $9,679    $12,399
Nov-99        $9,552    $12,834
Dec-99        $9,700    $13,655
Jan-00        $9,557    $13,303
Feb-00        $9,641    $13,778
Mar-00       $10,057    $13,896
Apr-00        $9,343    $13,022
May-00        $9,307    $12,802
Jun-00       $10,069    $13,631
Jul-00        $9,748    $13,152
Aug-00       $10,033    $13,501
Sep-00        $9,641    $12,830
Oct-00        $9,141    $12,134
Nov-00        $9,093    $11,684

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    OCTOBER 1995
-----------------------------------------------------
                    -4.80      -1.31        -1.82

- THE PORTFOLIO OBJECTIVE IS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES OUTSIDE THE U.S.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
OCTOBER 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           VA SHORT-TERM FIXED PORTFOLIO   THREE-MONTH U.S. TREASURY BILL INDEX
GROWTH OF $10,000                 $10,000                                $10,000
Oct-95                            $10,039                                $10,047
Nov-95                            $10,081                                $10,092
Dec-95                            $10,128                                $10,148
Jan-96                            $10,173                                $10,194
Feb-96                            $10,214                                $10,235
Mar-96                            $10,241                                $10,273
Apr-96                            $10,269                                $10,317
May-96                            $10,285                                $10,363
Jun-96                            $10,342                                $10,405
Jul-96                            $10,384                                $10,452
Aug-96                            $10,426                                $10,499
Sep-96                            $10,492                                $10,548
Oct-96                            $10,566                                $10,594
Nov-96                            $10,620                                $10,639
Dec-96                            $10,654                                $10,686
Jan-97                            $10,697                                $10,735
Feb-97                            $10,739                                $10,777
Mar-97                            $10,750                                $10,822
Apr-97                            $10,819                                $10,874
May-97                            $10,877                                $10,930
Jun-97                            $10,936                                $10,970
Jul-97                            $11,018                                $11,020
Aug-97                            $11,045                                $11,067
Sep-97                            $11,116                                $11,118
Oct-97                            $11,173                                $11,166
Nov-97                            $11,201                                $11,209
Dec-97                            $11,261                                $11,257
Jan-98                            $11,318                                $11,310
Feb-98                            $11,368                                $11,351
Mar-98                            $11,419                                $11,404
Apr-98                            $11,470                                $11,456
May-98                            $11,521                                $11,504
Jun-98                            $11,571                                $11,552
Jul-98                            $11,622                                $11,603
Aug-98                            $11,671                                $11,656
Sep-98                            $11,726                                $11,716
Oct-98                            $11,775                                $11,761
Nov-98                            $11,825                                $11,800
Dec-98                            $11,881                                $11,847
Jan-99                            $11,917                                $11,890
Feb-99                            $11,953                                $11,925
Mar-99                            $12,012                                $11,973
Apr-99                            $12,049                                $12,017
May-99                            $12,083                                $12,063
Jun-99                            $12,119                                $12,114
Jul-99                            $12,154                                $12,164
Aug-99                            $12,189                                $12,212
Sep-99                            $12,260                                $12,267
Oct-99                            $12,307                                $12,315
Nov-99                            $12,343                                $12,364
Dec-99                            $12,389                                $12,420
Jan-00                            $12,426                                $12,474
Feb-00                            $12,501                                $12,528
Mar-00                            $12,551                                $12,594
Apr-00                            $12,601                                $12,653
May-00                            $12,650                                $12,730
Jun-00                            $12,749                                $12,785
Jul-00                            $12,822                                $12,842
Aug-00                            $12,910                                $12,909
Sep-00                            $12,985                                $12,977
Oct-00                            $13,059                                $13,045
Nov-00                            $13,120                                $13,117

ANNUALIZED           ONE       FIVE         FROM
TOTAL RETURN (%)    YEAR       YEARS    OCTOBER 1995
-----------------------------------------------------
                    6.29       5.41         5.40

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY USING A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUEMENTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

Past performance is not predictive of future performance.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
FEBRUARY 1995-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                     VA GLOBAL BOND            LEHMAN INTERMEDIATE    LEHMAN AGGREGATE
                          PORTFOLIO     GOVERNMENT/CORPORATE INDEX               INDEX

             $10,000    $10,000    $10,000
Feb-95       $10,155    $10,207    $10,238
Mar-95       $10,339    $10,265    $10,300
Apr-95       $10,484    $10,392    $10,445
May-95       $10,712    $10,706    $10,849
Jun-95       $10,719    $10,778    $10,928
Jul-95       $10,816    $10,779    $10,904
Aug-95       $10,853    $10,877    $11,036
Sep-95       $10,992    $10,956    $11,143
Oct-95       $11,080    $11,077    $11,288
Nov-95       $11,268    $11,222    $11,457
Dec-95       $11,314    $11,340    $11,618
Jan-96       $11,405    $11,438    $11,694
Feb-96       $11,243    $11,304    $11,491
Mar-96       $11,297    $11,246    $11,410
Apr-96       $11,351    $11,207    $11,346
May-96       $11,416    $11,198    $11,324
Jun-96       $11,453    $11,317    $11,476
Jul-96       $11,540    $11,350    $11,506
Aug-96       $11,716    $11,360    $11,487
Sep-96       $11,935    $11,517    $11,687
Oct-96       $12,145    $11,721    $11,946
Nov-96       $12,299    $11,876    $12,151
Dec-96       $12,329    $11,800    $12,038
Jan-97       $12,425    $11,846    $12,075
Feb-97       $12,533    $11,869    $12,105
Mar-97       $12,458    $11,787    $11,971
Apr-97       $12,555    $11,926    $12,150
May-97       $12,640    $12,025    $12,266
Jun-97       $12,825    $12,134    $12,412
Jul-97       $12,960    $12,380    $12,747
Aug-97       $12,984    $12,319    $12,638
Sep-97       $13,106    $12,461    $12,825
Oct-97       $13,156    $12,600    $13,011
Nov-97       $13,230    $12,628    $13,071
Dec-97       $13,288    $12,729    $13,203
Jan-98       $13,423    $12,895    $13,372
Feb-98       $13,519    $12,885    $13,362
Mar-98       $13,594    $12,926    $13,407
Apr-98       $13,649    $12,991    $13,477
May-98       $13,758    $13,086    $13,605
Jun-98       $13,817    $13,169    $13,720
Jul-98       $13,900    $13,215    $13,749
Aug-98       $14,024    $13,423    $13,973
Sep-98       $14,206    $13,760    $14,300
Oct-98       $14,276    $13,746    $14,224
Nov-98       $14,346    $13,745    $14,306
Dec-98       $14,383    $13,800    $14,348
Jan-99       $14,508    $13,876    $14,450
Feb-99       $14,550    $13,672    $14,197
Mar-99       $14,648    $13,774    $14,276
Apr-99       $14,759    $13,817    $14,321
May-99       $14,759    $13,711    $14,195
Jun-99       $14,718    $13,720    $14,150
Jul-99       $14,731    $13,708    $14,090
Aug-99       $14,772    $13,719    $14,083
Sep-99       $14,828    $13,846    $14,247
Oct-99       $14,828    $13,882    $14,299
Nov-99       $14,898    $13,899    $14,298
Dec-99       $14,962    $13,853    $14,229
Jan-00       $14,977    $13,802    $14,182
Feb-00       $15,050    $13,915    $14,354
Mar-00       $15,139    $14,060    $14,543
Apr-00       $15,198    $14,027    $14,501
May-00       $15,242    $14,050    $14,494
Jun-00       $15,331    $14,297    $14,796
Jul-00       $15,420    $14,406    $14,930
Aug-00       $15,478    $14,576    $15,147
Sep-00       $15,582    $14,708    $15,242
Oct-00       $15,685    $14,776    $15,343
Nov-00       $15,773    $14,977    $15,594

ANNUALIZED           ONE       FIVE          FROM
TOTAL RETURN (%)    YEAR       YEARS    FEBRUARY 1995
------------------------------------------------------
                    5.87       6.96          8.13

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELLIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF ITS STRATEGY.

- THE LEHMAN AGGREGATE INDEX IS A MORE WIDELY RECOGNIZED AND MORE BROADLY BASED SECURITIES INDEX THAN LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE INDEX, AND IS REPLACING THE LATTER FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

Lehman Intermediate Government/Corporate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            VA SMALL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.1%)
 *24/7 Media, Inc......................................      2,300     $     2,803
 *3Dfx Interactive, Inc................................      3,130           8,510
 *A.C. Moore Arts & Crafts, Inc........................      1,000           6,719
 *Aames Financial Corp.................................        560             525
 AAR Corp..............................................      3,000          31,125
 ABC Bancorp...........................................      1,200          10,650
 *ABC Rail Products Corp...............................        700           5,097
 *Abraxas Petroleum Corp...............................      1,000           2,812
 *Acceptance Insurance Companies, Inc..................      1,500           7,125
 *Accrue Software, Inc.................................      2,000           4,437
 Aceto Corp............................................        660           6,229
 *Acme Communications, Inc.............................      1,600          13,900
 *Acme Metals, Inc.....................................      1,000              90
 *Action Performance Companies, Inc....................      2,200           6,737
 *ADE Corp.............................................      1,000          17,344
 *Advanced Magnetics, Inc..............................        500           1,187
 Advanced Marketing Services, Inc......................        125           2,227
 Advanta Corp. Class A.................................      1,000           7,328
 Advanta Corp. Class B Non-Voting......................      2,000          11,844
 Advest Group, Inc.....................................        700          22,969
 *Aehr Test Systems....................................      1,000           5,000
 *AEP Industries, Inc..................................      1,100          45,478
 *Aerovox, Inc.........................................        400           1,037
 *Aetrium, Inc.........................................      1,200           5,269
 *Aftermarket Technology Corp..........................      2,000           6,375
 Agco Corp.............................................      5,000          48,750
 *Agribrands International, Inc........................        400          17,500
 *AHL Services, Inc....................................      1,700          20,719
 *AHT Corp.............................................      1,000               1
 *Air Methods Corp.....................................        300           1,092
 Airborne Freight Corp.................................      5,300          50,350
 *Airgas, Inc..........................................     10,500          78,750
 *Airnet Systems, Inc..................................        600           2,212
 Alamo Group, Inc......................................      1,200          15,900
 *Alaska Air Group, Inc................................      4,000         111,750
 *Alaska Communications Systems Group, Inc.............      1,700          10,944
 *Albany International Corp. Class A...................      1,600          15,700
 *Aldila, Inc..........................................      1,300           2,377
 Alico, Inc............................................      1,200          20,100
 *All American Semiconductor, Inc......................        260           2,194
 *Allen Telecom, Inc...................................      2,800          46,200
 Alliance Bancorp......................................      1,359          24,632
 *Alliance Semiconductor Corp..........................      3,400          44,306
 *Allied Healthcare Products, Inc......................      1,700           5,127
 *Allied Holdings, Inc.................................      1,200           6,000
 *Allied Research Corp.................................        300           2,625
 *Allied Riser Communications..........................      3,000           4,969
 *Allin Communications Corp............................        500             859
 *Allou Health & Beauty Care, Inc. Class A.............        500           1,812
 *Alltrista Corp.......................................      1,000          10,687
 *Alpha Technologies Group, Inc........................        500           3,844
 *Alphanet Solutions, Inc..............................      1,200           2,737
 *Alterra Healthcare Corp..............................      3,000           6,187
                                                            SHARES           VALUE+
                                                            ------           ------
 Ambanc Holding Co., Inc...............................      1,000     $    15,937
 *Ambassadors, Inc.....................................      1,100          18,459
 *AMC Entertainment, Inc...............................      2,000           4,250
 Amcast Industrial Corp................................        700           8,619
 *Amerco, Inc..........................................      2,500          46,875
 *America West Holdings Corp. Class B..................      3,800          35,387
 *American Aircarriers Support, Inc....................      1,000             562
 *American Coin Merchandising, Inc.....................      1,000           2,562
 *American Freightways Corp............................      2,900          80,747
 *American Healthcorp, Inc.............................        300           2,409
 *American Homestar Corp...............................      1,400             547
 *American Medical Security Group, Inc.................      1,800           9,787
 *American Pacific Corp................................        700           3,391
 *American Physicians Services Group, Inc..............        500             820
 *American Retirement Corp.............................      2,000           7,700
 *American Skiing Co...................................      1,400           3,325
 *American Software, Inc. Class A......................        400             781
 *Amerihost Properties, Inc............................        400           1,175
 *Ameripath, Inc.......................................      2,700          44,887
 *Ameristar Casinos, Inc...............................      1,700           9,669
 Ameron, Inc...........................................        300          10,275
 AmerUs Group Co.......................................      2,000          58,375
 *Ames Department Stores, Inc..........................      3,500           7,055
 Ampco-Pittsburgh Corp.................................      1,400          15,225
 Amplicon, Inc.........................................      1,000          10,562
 *Amrep Corp...........................................        600           2,775
 *Amresco, Inc.........................................      1,120           2,310
 *Amtran, Inc..........................................        800          11,675
 Amwest Insurance Group, Inc...........................      1,000           2,437
 Analogic Corp.........................................        200           6,981
 Andersons, Inc........................................      1,000           8,781
 Andover Bancorp, Inc..................................        600          17,831
 Angelica Corp.........................................        800           7,600
 *Anicom, Inc..........................................      2,700           2,194
 Apogee Enterprises, Inc...............................      2,700          12,783
 *Applica, Inc.........................................      2,000           8,750
 *Applied Extrusion Technologies, Inc..................      2,000           4,937
 *Applied Graphics Technologies, Inc...................      2,000           5,187
 Applied Industrial Technologies, Inc..................      2,000          35,500
 Applied Signal Technologies, Inc......................        800           4,400
 *Arch Capital Group Ltd...............................      1,500          22,359
 Arch Chemicals, Inc...................................      3,500          63,000
 Arch Coal, Inc........................................      4,900          49,919
 *Arch Wireless, Inc...................................      1,100           1,220
 Arctic Cat, Inc.......................................      1,800          20,756
 Argonaut Group, Inc...................................      2,600          46,800
 *Arkansas Best Corp...................................      2,700          39,741
 Armstrong Holdings, Inc...............................      5,400           5,062
 Arnold Industries, Inc................................      2,000          37,687
 Arvinmeritor, Inc.....................................      2,600          34,287
 *Asante Technologies, Inc.............................        400             356
 *Ashworth, Inc........................................      2,500          17,578
 Astea International, Inc..............................      1,200             806
 *Atchison Casting Corp................................        200             500

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Atlantic American Corp...............................      1,900     $     3,652
 *Atlantis Plastics, Inc...............................        200             762
 *Atrion Corp..........................................        200           2,425
 *Audio Visual Services Corp...........................      3,600           1,237
 *Audiovox Corp. Class A...............................      1,100          10,450
 *Aurora Foods, Inc....................................      4,800          11,700
 *Autoimmune, Inc......................................      1,100           1,977
 *Avado Brands, Inc....................................      2,600           2,641
 *Avalon Holding Corp. Class A.........................        262             688
 *Avatar Holdings, Inc.................................      1,000          20,500
 *Aviall, Inc..........................................      2,800          14,175
 *Aviation Sales Co....................................      1,400           4,200
 *Avid Technology, Inc.................................      2,000          36,187
 *Avis Group Holdings, Inc.............................      3,900         125,531
 *Avteam, Inc. Class A.................................      1,500             656
 *Axsys Technologies, Inc..............................      1,000          24,625
 AZZ, Inc..............................................        500           8,437
 Badger Meter, Inc.....................................        200           4,725
 Bairnco Corp..........................................        900           6,975
 Baker (J.), Inc.......................................      2,200           9,281
 *Baker (Michael) Corp.................................        700           5,600
 Baldwin & Lyons, Inc. Class B.........................        600          11,287
 *Baldwin Piano & Organ Co.............................        300           1,153
 *Baldwin Technology, Inc. Class A.....................      1,400           1,750
 *Ballantyne Omaha, Inc................................      1,500           1,031
 *Bancinsurance Corp...................................        525           2,362
 Bandag, Inc...........................................        800          30,550
 Bandag, Inc. Class A..................................      1,000          32,000
 *Bank Plus Corp.......................................      2,100           6,858
 *Bank United Financial Corp. Class A..................      3,200          21,800
 BankAtlantic Bancorp, Inc. Class A....................        796           2,935
 Banner Corp...........................................      1,573          20,793
 *Barringer Technologies, Inc..........................      1,000           8,937
 *Barry (R.G.) Corp....................................      1,300           3,006
 *Basin Exploration, Inc...............................        900          17,859
 Bassett Furniture Industries, Inc.....................      2,200          25,369
 Bay View Capital Corp.................................      3,900          30,469
 *Bayou Steel Corp. Class A............................      1,900           1,781
 *Be Aerospace, Inc....................................      1,900          26,422
 *Beazer Homes USA, Inc................................      1,700          53,231
 *BEI Electronics, Inc.................................      1,600           2,850
 *Bel Fuse, Inc. Class A...............................        200           6,762
 Bel Fuse, Inc. Class B................................        300           9,937
 Bell Industries, Inc..................................      1,860           4,650
 *Bell Microproducts, Inc..............................      1,850          34,630
 *Benton Oil & Gas Co..................................      2,100           3,281
 Bergen Brunswig Corp. Class A.........................        500           7,531
 Berkley (W.R.) Corp...................................      3,800         136,444
 *Berlitz International, Inc...........................        900           6,862
 *Bethlehem Steel Corp.................................     14,700          33,075
 *Beverly Enterprises..................................     12,700          69,850
 *BFX Hospitality Group, Inc...........................        300             647
 *Big 4 Ranch, Inc.....................................        300               0
 *Bio Vascular, Inc....................................        500           2,000
 *Bionx Implants, Inc..................................      1,300           2,844
 *Bio-Rad Laboratories, Inc. Class A...................        400          13,200
 *BioReliance Corp.....................................        500           6,031
 *Birmingham Steel Corp................................      4,600           5,750
 Blair Corp............................................      1,500          31,875
 Block Drug Co., Inc. Class A..........................      1,718          90,571
 *Bluegreen Corp.......................................      2,500           5,312
 BMC Industries, Inc...................................      4,100          20,500
                                                            SHARES           VALUE+
                                                            ------           ------
 Bob Evans Farms, Inc..................................      4,100     $    83,666
 *Boca Resorts, Inc....................................      4,300          65,844
 *Bogen Communications International, Inc..............      1,000           4,781
 *Bolt Technology Corp.................................        300           1,125
 *Bombay Co., Inc......................................      5,400          13,162
 *Bon-Ton Stores, Inc..................................      1,900           5,581
 *Books-a-Million, Inc.................................      2,700           7,130
 *Boron, Lepore and Associates, Inc....................      1,100          10,587
 Bostonfed Bancorp, Inc................................      1,000          18,750
 Bowne & Co., Inc......................................      3,600          29,025
 *Boyd Gaming Corp.....................................      5,500          21,312
 *Brass Eagle, Inc.....................................        500           2,531
 *BrightStar Information Technology Group, Inc.........      1,500           1,266
 Brookline Bancorp, Inc................................      2,500          27,187
 *Brooks Automation, Inc...............................      1,300          29,453
 *Brookstone, Inc......................................      1,500          18,984
 *Brown & Sharpe Manufacturing Co. Class A.............      1,200           5,850
 *Brown (Tom), Inc.....................................      1,700          45,475
 Brown Shoe Company, Inc...............................      5,600          59,850
 Brush Wellman, Inc....................................      1,900          36,337
 BSB Bancorp, Inc......................................        900          12,403
 *BTG, Inc.............................................        300           1,969
 *BTU International, Inc...............................      1,700          14,291
 *Budget Group, Inc....................................      4,100           6,919
 *Building Materials Holding Corp......................      1,500          11,977
 Burlington Coat Factory Warehouse Corp................      5,500          74,594
 *Burlington Industries, Inc...........................      6,700           8,794
 *Butler International, Inc............................      1,000           5,312
 Butler Manufacturing Co...............................      1,000          24,375
 *BWAY Corp............................................      1,000           4,375
 *C.P. Clare Corp......................................      1,000           4,500
 Cadmus Communications Corp............................      1,300           9,141
 Calgon Carbon Corp....................................      4,800          27,000
 *Calico Commerce, Inc.................................      1,000           1,594
 *California Coastal Communities, Inc..................      1,000           4,187
 Cal-Maine Foods, Inc..................................        800           3,375
 *Cannondale Corp......................................      1,000           3,625
 *Canterbury Information Technology, Inc...............      1,000           4,000
 *Capital Crossing Bank................................      1,000           8,937
 *Capital Pacific Holdings, Inc........................      1,000           3,000
 *Capital Senior Living Corp...........................      3,000           7,312
 *Capital Trust, Inc...................................        200             850
 Capitol Transamerica Corp.............................        700           8,356
 Caraustar Industries, Inc.............................      1,500          13,547
 *Carbide/Graphite Group, Inc..........................      1,000           2,500
 *CareMatrix Corp......................................         83              37
 Carpenter Technology Corp.............................      3,800         126,112
 *Carriage Services, Inc. Class A......................      2,100           3,150
 *Carrington Laboratories, Inc.........................      1,000           1,078
 Carter-Wallace, Inc...................................      1,200          36,075
 Cascade Corp..........................................      1,000          16,062
 *Casella Waste Systems, Inc. Class A..................      1,700           6,428
 Cash America International, Inc.......................      2,600          11,050
 *Casino Data Systems..................................      1,500           8,109
 Castle (A.M.) & Co....................................      1,000          10,437
 *Castle Dental Centers, Inc...........................        700             230
 Castle Energy Corp....................................      1,000           6,750

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Catalina Lighting, Inc...............................        600     $     1,387
 Cato Corp. Class A....................................      2,000          27,375
 Cavalier Homes, Inc...................................      3,000           2,625
 *CB Richard Ellis Services, Inc.......................      2,000          30,125
 CBRL Group, Inc.......................................      8,500         184,078
 *Celadon Group, Inc...................................      1,000           4,062
 *Celebrity, Inc.......................................        125              93
 *Celeris Corporation..................................        433             555
 Cenit Bancorp, Inc....................................        300           3,487
 *Central Garden & Pet Co..............................      3,100          26,447
 Century Aluminum Co...................................      2,200          15,744
 *Century Business Services, Inc.......................      2,000           2,094
 *Ceradyne, Inc........................................      1,200           9,262
 *CFM Technologies, Inc................................        700           3,456
 *Champion Enterprises, Inc............................      5,500          17,187
 Champion Industries, Inc..............................      1,000           2,219
 *Champps Entertainment, Inc...........................        900           7,186
 *Charming Shoppes, Inc................................      7,300          41,519
 *Chart House Enterprises, Inc.........................      1,700           7,756
 *Chase Industries, Inc................................      1,000           7,750
 *Checkers Drive-In Restaurant, Inc....................      1,215           4,898
 *Checkpoint System, Inc...............................      4,000          33,000
 Chemed Corp...........................................      1,000          34,375
 Chesapeake Corp.......................................      2,000          33,500
 *Chesapeake Energy Corp...............................      7,180          41,734
 *Children's Comprehensive Services, Inc...............      1,500           4,781
 *Chiquita Brands International, Inc...................      9,666          16,311
 *Chromcraft Revington, Inc............................        600           4,425
 *Chronimed, Inc.......................................      1,000           7,344
 CICOR International, Inc..............................        800           7,900
 *CIDCO, Inc...........................................      2,000           3,219
 *Ciprico, Inc.........................................      1,000           8,406
 *Circuit City Stores, Inc. (Carmax Group).............      2,600          10,400
 *Circuit Systems, Inc.................................      1,300             357
 *Citadel Holding Corp. Class A........................        240             705
 *Citation Holding Corp. Class B.......................         60             184
 *Citizens, Inc. Class A...............................      1,488           9,116
 City Holding Co.......................................      1,500           8,906
 *Civic Bancorp........................................        463           7,234
 CKE Restaurants, Inc..................................      7,600          18,525
 *Clean Harbors, Inc...................................        800           1,487
 Cleveland Cliffs, Inc.................................      1,100          21,794
 *Clintrials Research, Inc.............................      2,800          15,312
 CNA Surety Corp.......................................        500           5,875
 *CNS, Inc.............................................      2,300           7,403
 Coachmen Industries, Inc..............................      2,000          17,125
 *Coast Dental Services, Inc...........................      1,000           1,375
 *Coast Distribution System............................        300             262
 Coastal Bancorp, Inc..................................      1,000          18,969
 *Coastcast Corp.......................................      1,000          17,312
 *Cobra Electronic Corp................................      1,000           5,656
 *Coeur d'Alene Mines Corp. ID.........................      4,400           4,950
 *Cohesion Technologies, Inc...........................      1,100           6,119
 *Coho Energy, Inc.....................................         42             178
 Cole National Corp. Class A...........................      1,000           8,812
 *Columbia Banking System, Inc.........................      1,540          19,250
 Columbus McKinnon Corp................................      2,000          20,187
 *Comdial Corp.........................................        600           1,069
 *Comforce Corp........................................      2,000           3,000
 *Comfort Systems USA, Inc.............................      3,500          10,937
                                                            SHARES           VALUE+
                                                            ------           ------
 *Command Systems, Inc.................................        200     $       425
 Commercial Bank of New York...........................        200           2,312
 Commercial Metals Co..................................      1,300          31,850
 Commonwealth Bancorp, Inc.............................      1,500          22,359
 Commonwealth Industries, Inc..........................      2,100           9,712
 Communications Systems, Inc...........................      1,000           9,312
 Community Financial Group, Inc........................        200           2,375
 Community Savings Bankshares, Inc.....................      1,400          17,544
 Community Trust Bancorp, Inc..........................      1,100          16,191
 *Compucom Systems, Inc................................      4,500           7,383
 *Computer Horizons Corp...............................      2,300           7,978
 *Computer Learning Centers, Inc.......................      1,400           1,181
 *Comshare, Inc........................................      1,000           2,937
 *Comstock Resources, Inc..............................      1,900          16,387
 *Cone Mills Corp. NC..................................      3,900          12,919
 *Congoleum Corp. Class A..............................      1,000           3,000
 *Conmed Corp..........................................      1,000          14,406
 *Consolidated Freightways Corp........................      3,500          12,687
 *Consolidated Graphics, Inc...........................      1,400          14,437
 *Consumer Portfolio Services, Inc.....................      1,000           1,656
 *Cooker Restaurant Corp...............................        500             531
 Cooper Tire & Rubber Co...............................      5,400          49,950
 *CoorsTek, Inc........................................        700          17,194
 *Cornell Corrections, Inc.............................      1,000           4,062
 *Correctional Services Corp...........................      1,000           2,516
 *Corrpro Companies, Inc...............................        375           1,336
 Corus Bankshares, Inc.................................      1,000          40,531
 *Cotelligent Group, Inc...............................      2,000           3,250
 *Covenant Transport, Inc. Class A.....................      2,000          16,937
 *Coventry Health Care, Inc............................      6,300         133,087
 CPAC, Inc.............................................      1,000           6,672
 CPB, Inc..............................................      1,400          35,175
 *Craig (Jenny), Inc...................................      1,500           2,062
 *Craig Corp...........................................        300             900
 *Credit Acceptance Corp...............................      4,800          26,175
 *Criticare Systems, Inc...............................        600           1,369
 *Cross (A.T.) Co. Class A.............................      1,800           9,675
 *Crossman Communities, Inc............................      1,000          19,125
 *Crown Central Petroleum Corp. Class A................        400           3,050
 *Crown Central Petroleum Corp. Class B................        300           2,250
 Crown Crafts, Inc.....................................        700             241
 *Crown Group, Inc.....................................      1,000           4,500
 *Crown-Andersen, Inc..................................        100             412
 *CSK Auto Corp........................................      4,000          11,750
 *CSP, Inc.............................................        266           1,014
 *CSS Industries, Inc..................................      1,000          19,062
 *CTB International Corp...............................      1,700          13,919
 Cubic Corp............................................        750          26,344
 Culp, Inc.............................................      1,000           2,687
 *Cumulus Media, Inc. Class A..........................      2,900          12,642
 *Curative Health Services, Inc........................      1,200           6,562
 *Cybersource Corp.....................................      1,900           5,848
 *Cybex International, Inc.............................      1,400           3,762
 *Cyrk, Inc............................................      2,400           5,700
 *Cysive, Inc..........................................      2,000          13,469
 *Cytrx Corp...........................................        700             634
 *D A Consulting Group, Inc............................        200             244
 *Dan River, Inc. (GA) Class A.........................      3,400           7,225
 *Danielson Holding Corp...............................      1,600           6,200
 *Data I/O Corp........................................      1,500           5,414

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Data Systems & Software, Inc.........................      1,500     $     7,172
 *DataTRAK International, Inc..........................        200             719
 *Datron Systems, Inc..................................        200           2,381
 *Datum, Inc...........................................        300           6,609
 *Dave and Busters, Inc................................      1,400          12,950
 *DaVita, Inc..........................................     10,600         111,962
 *Daw Technologies, Inc................................        800             650
 *Dawson Geophysical Co................................        300           2,616
 *Daxor Corp...........................................        400           4,250
 *Deckers Outdoor Corp.................................      1,000           4,562
 *Del Global Technologies Corp.........................        500           4,312
 *dELiA*s Corp.........................................      3,415           2,828
 *Delphi Financial Group, Inc. Class A.................      1,020          36,082
 Delta Apparel, Inc....................................        210           3,307
 *Delta Financial Corp.................................      1,600             500
 *Delta Woodside Industries, Inc.......................      2,100           2,231
 *Denali, Inc..........................................      1,100             258
 *Designs, Inc.........................................      1,300           3,108
 *Detection Systems, Inc...............................        300           3,356
 *Devcon International Corp............................        400           2,225
 *Digi International, Inc..............................      2,000          12,344
 Dime Community Bancorp, Inc...........................      1,500          30,703
 Dimon, Inc............................................      6,800          23,375
 *Discount Auto Parts, Inc.............................      2,500          15,781
 *Dixie Group, Inc.....................................      1,000           2,953
 *Dollar Thrifty Automotive Group, Inc.................      1,100          19,250
 *Dominion Homes, Inc..................................        800           6,200
 Donegal Group, Inc....................................      1,000           9,937
 *Donna Karan International, Inc.......................      1,900           9,381
 *Donnkenny, Inc.......................................        350              87
 *Dress Barn, Inc......................................      1,900          44,294
 *DRS Technologies, Inc................................      1,000          13,750
 *DT Industries, Inc...................................      1,300          12,909
 *Duck Head Apparel Co., Inc...........................        210             577
 *Duckwall-Alco Stores, Inc............................      1,000           7,172
 *Ducommun, Inc........................................        100           1,187
 *Dura Automotive Systems, Inc.........................      1,714          10,659
 *DVI, Inc.............................................      1,300          21,531
 *Dwyer Group, Inc.....................................      1,000           1,969
 *Dynamics Research Corp...............................        660           5,404
 *E Com Ventures, Inc..................................      1,000             875
 *EA Engineering Science & Technology, Inc.............        500             414
 Eagle Bancshares, Inc.................................        500           4,641
 *Eagle Food Centers, Inc..............................      1,000             672
 *Eagle Point Software Corp............................        300           1,050
 Earthgrains Co........................................      3,200          72,600
 Eastern Co............................................        300           4,575
 *eBT International, Inc...............................      2,000           5,187
 ECC International Corp................................        800           2,700
 Ecology & Environment, Inc. Class A...................        200           1,225
 *Edgewater Technology, Inc............................      2,500          13,750
 Edo Corp..............................................        300           2,475
 *EFTC Corp............................................      1,300           1,991
 *eGain Communications Corp............................        104             266
 *Einstein/Noah Bagel Corp.............................      1,600              92
 *Elcotel, Inc.........................................      1,700             691
 *Elder-Beerman Stores Corp............................      2,000           6,687
 *Electro Rent Corp....................................      1,300          14,666
 *Elite Information Group, Inc.........................      1,000           5,000
 EMC Insurance Group, Inc..............................      1,200          12,112
 *Emcor Group, Inc.....................................      1,000          24,750
                                                            SHARES           VALUE+
                                                            ------           ------
 *EMS Technologies, Inc................................        600     $     7,050
 *Encad, Inc...........................................      1,000           1,687
 *Encompass Services Corp..............................      4,700          17,037
 *Encore Wire Corp.....................................      1,000           6,531
 Enesco Group, Inc.....................................      2,000          11,750
 Engineered Support Systems, Inc.......................      1,000          22,187
 Enhance Financial Services Group, Inc.................      3,700          49,256
 Ennis Business Forms, Inc.............................      1,500          10,875
 *Enserch Exploration Corp.............................      5,199          17,547
 *Entrada Networks, Inc................................        220             406
 *Environmental Elements Corp..........................        600             975
 *ePresence, Inc.......................................      1,900           7,303
 *Equinox Systems, Inc.................................      1,000           9,516
 *Equity Oil Co........................................      2,300           5,822
 *Esco Technologies, Inc...............................      1,900          33,725
 *Esterline Technologies Corp..........................      3,000          58,687
 Ethyl Corp............................................      8,700          11,419
 *Evans & Sutherland Computer Corp.....................        700           4,331
 *Exabyte Corp.........................................      1,800           6,159
 Exide Corp............................................      2,100          19,031
 *Exponent, Inc........................................        600           5,737
 Ezcorp, Inc. Class A Non-Voting.......................      2,100           2,067
 *E-Z-Em, Inc. Class A.................................        300           1,922
 *E-Z-Em, Inc. Class B.................................         27             170
 Fab Industries, Inc...................................        500           6,500
 *Fairchild Corp. Class A..............................      3,113          16,343
 Falcon Products, Inc..................................      1,000           7,437
 *Fansteel, Inc........................................        700           2,537
 *Farm Family Holdings, Inc............................      1,000          42,250
 Farrel Corp...........................................        700             656
 FBL Financial Group, Inc. Class A.....................      3,500          50,969
 *Featherlite Manufacturing, Inc.......................      1,000           1,844
 Federal-Mogul Corp....................................      8,100          15,694
 FFY Financial Corp....................................      1,000          12,156
 *Fibermark, Inc.......................................      1,000           9,000
 Fidelity National Corp................................        500           3,234
 *Finish Line, Inc. Class A............................      2,500          20,156
 *Finishmaster, Inc....................................        500           2,469
 Finova Group, Inc.....................................      6,700           3,350
 *Firebrand Financial Group, Inc.......................        300             173
 First Bancorp.........................................        249           3,821
 First Bell Bancorp, Inc...............................        500           6,297
 *First Cash, Inc......................................      1,300           3,677
 First Charter Corp....................................        600           8,081
 First Citizens Bancshares, Inc. NC....................      1,200          86,437
 First Defiance Financial Corp.........................        700           7,656
 First Essex Bancorp...................................        500           9,266
 First Federal Bancshares of Arkansas, Inc.............        200           3,675
 First Indiana Corp....................................      1,600          36,050
 *First Investors Financial Services Group, Inc........        500           1,906
 First Keystone Financial, Inc.........................        100           1,037
 First Niagara Financial Group, Inc....................      2,800          26,469
 *First Republic Bank..................................        600          16,950
 First Sentinel Bancorp, Inc...........................      2,400          23,475
 *First Team Sports, Inc...............................        500             547
 Firstfed America Bancorp, Inc.........................      1,000          13,500
 *Firstfed Financial Corp. DE..........................      1,800          47,812
 Firstspartan Financial Corp...........................        200           6,475
 *Firstwave Technologies, Inc..........................        300             525

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fischer Imaging Corp.................................      1,000     $     3,031
 Flag Financial Corp...................................        800           4,275
 Flagstar Bancorp, Inc.................................      1,500          20,156
 *Flander Corp.........................................      2,800           5,206
 Fleetwood Enterprises, Inc............................      3,400          42,500
 Fleming Companies, Inc................................      4,100          48,431
 Flexsteel Industries, Inc.............................        600           6,394
 *Florsheim Group, Inc.................................      1,400           1,794
 Flushing Financial Corp...............................        600           9,131
 *Foilmark, Inc........................................      1,000           3,984
 *Foodarama Supermarkets, Inc..........................        100           2,000
 *Fortune Financial, Inc...............................        300             675
 *Foster (L.B.) Co. Class A............................      1,800           5,512
 Foster Wheeler Corp...................................      6,100          24,400
 *FPIC Insurance Group, Inc............................        700           6,989
 *Franklin Covey Co....................................      3,400          27,200
 *Franklin Electronic Publishers, Inc..................        500           3,500
 Freds, Inc. Class A...................................      2,250          45,070
 Fremont General Corp..................................     10,200          27,412
 *French Fragrances, Inc...............................      1,800          19,575
 *Fresh Choice, Inc....................................        500             891
 *Friede Goldman International.........................      3,100          12,594
 *Friedman Billings Ramsey Group, Inc. Class A.........      1,000           6,125
 Friedman Industries, Inc..............................        636           1,987
 Friedmans, Inc. Class A...............................      2,000          10,000
 Frisch's Restaurants, Inc.............................        648           8,748
 *Fritz Companies, Inc.................................      4,000          26,250
 *Frozen Food Express Industries, Inc..................      2,400           4,950
 *FTI Consulting, Inc..................................      1,000           7,125
 GA Financial, Inc.....................................        200           2,450
 *Gadzooks, Inc........................................        800          14,475
 Gainsco, Inc..........................................      3,100           8,137
 *Galey & Lord, Inc....................................      1,300           2,519
 *GameTech International, Inc..........................      1,600           6,625
 Garan, Inc............................................        400           9,150
 *Garden Fresh Restaurant Corp.........................        700           5,491
 *Gart Sports Co.......................................        123           1,626
 Gaylord Entertainment Co..............................      2,400          54,150
 *GC Companies, Inc....................................        300             431
 *Gehl Co..............................................        500           5,750
 *General Binding Corp.................................      1,000           8,125
 General Cable Corp....................................      1,000           5,687
 *General Communications, Inc. Class A.................      5,000          24,922
 *Genicom Corp.........................................        700               7
 *Genlyte Group, Inc...................................      1,100          25,781
 *Gensym Corp..........................................        500           1,000
 *Gentiva Health Services..............................      1,925          24,363
 *Gerber Childrenswear, Inc............................      1,000           4,750
 Gerber Scientific, Inc................................      2,200          15,400
 *Getty Petroleum Marketing, Inc.......................      1,900           9,975
 *Giant Group, Ltd.....................................        400              72
 *Giant Industries, Inc................................      1,000           7,375
 *Gibraltar Packaging Group, Inc.......................        900           1,125
 Gibraltar Steel Corp..................................      1,500          20,344
 *G-III Apparel Group, Ltd.............................        600           4,031
 *Gish Biomedical, Inc.................................      1,000           1,687
 Glatfelter (P.H.) Co..................................      4,700          54,050
 *Global Vacation Group, Inc...........................      1,100           2,819
 *Golden State Vintners, Inc...........................      1,000           7,375
 *Good Guys, Inc.......................................      2,200           7,837
                                                            SHARES           VALUE+
                                                            ------           ------
 *Goodys Family Clothing...............................      3,000     $    11,812
 Gorman-Rupp Co........................................      1,000          17,375
 *Gottschalks, Inc.....................................      1,400           6,300
 *GP Strategies Corp...................................      1,500           7,781
 *Gradco Systems, Inc..................................        700             919
 Granite State Bankshares, Inc.........................        300           6,206
 *Graphic Packaging International Corp.................      2,800           4,025
 Gray Communications Systems, Inc......................      1,000          15,750
 Great Atlantic & Pacific Tea Co., Inc.................      3,700          30,294
 Greenbrier Companies, Inc.............................      1,300          12,431
 *Griffon Corp.........................................      2,800          17,500
 *Group 1 Automotive, Inc..............................      1,500          13,500
 *GTSI Corp............................................      1,600           6,250
 Guaranty Federal Bancshares, Inc......................        100           1,184
 *Guest Supply, Inc....................................        500           8,687
 Guilford Mills, Inc...................................      1,800           2,700
 *Gulf Island Fabrication, Inc.........................      1,500          23,672
 *Gulfmark Offshore, Inc...............................      1,000          23,781
 *Gundle/SLT Environmental, Inc........................      1,600           4,000
 *Gymboree Corp........................................      3,700          47,984
 *GZA Geoenvironmental Technologies, Inc...............        300           1,875
 Haggar Corp...........................................        600           8,137
 *Ha-Lo Industries, Inc................................      5,200          16,900
 *Hampton Industries, Inc..............................        484             605
 Hancock Fabrics, Inc..................................      2,100           8,269
 Hancock Holding Co....................................      1,000          32,000
 *Hanger Orthopedic Group, Inc.........................      2,000           4,250
 Harbor Florida Bancshares, Inc........................      2,800          34,212
 Hardinge Brothers, Inc................................      1,000          12,375
 Harleysville Group, Inc...............................      4,400         108,212
 *Harry's Farmers Market, Inc. Class A.................        500             273
 *Hartmarx Corp........................................      2,800           6,475
 *Harvey Entertainment Co..............................        400             169
 *Hastings Entertainment, Inc..........................      1,100           2,544
 *Hathaway Corp........................................        400           1,275
 *Hauser, Inc..........................................        275             133
 Haven Bancorp, Inc....................................      1,000          32,125
 Haverty Furniture Co., Inc............................      3,400          36,125
 *Hawaiian Airlines, Inc...............................      3,200           6,600
 *Hawk Corp............................................      2,300          14,375
 *Hawker Pacific Aerospace.............................        300           1,116
 *Hawthorne Financial Corp.............................        700           8,816
 HCC Insurance Holdings, Inc...........................      1,000          24,375
 *Health Management Systems, Inc.......................      2,600           3,169
 *Health Risk Management, Inc..........................        800           5,800
 *Healthcare Recoveries, Inc...........................      1,000           3,344
 *Healthcare Services Group, Inc.......................      2,250          11,461
 *Healthcor Holdings...................................        500               7
 *Healthplan Services Corp.............................      1,600          15,100
 Heico Corp............................................      1,000          15,812
 Heico Corp. Class A...................................        100           1,162
 *Hexcel Corp..........................................      4,500          41,906
 HF Financial Corp.....................................        300           2,991
 *High Plains Corp.....................................      1,600           3,775
 *Highlands Insurance Group, Inc.......................      2,500          23,594
 *Hirsch International Corp. Class A...................      1,000             922
 *Hi-Tech Pharmacal, Inc...............................        200             812
 HMN Financial, Inc....................................        750           9,562
 *Hoenig Group, Inc....................................        500           5,281
 Holly Corp............................................        500           6,750
 *Hollywood Casino Corp. Class A.......................        800           6,950

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hollywood Entertainment Corp.........................      3,100     $     3,003
 *Hologic, Inc.........................................      2,000          10,125
 Home Port Bancorp, Inc................................        200           7,306
 *Home Products International, Inc.....................      1,000           1,672
 *Homebase, Inc........................................      5,400           7,425
 Horizon Financial Corp................................      1,230          11,916
 *Horizon Health Corp..................................        500           2,578
 *Horizon Offshore, Inc................................      1,600          25,400
 *Horizon Pharmacies, Inc..............................      1,000           1,625
 *Hovnanian Enterprises, Inc. Class A..................      1,300           9,994
 *Hub Group, Inc. Class A..............................      1,000           7,125
 Hudson River Bancorp, Inc.............................      2,000          25,687
 *Huffy Corp...........................................      1,800          12,487
 Hughes Supply, Inc....................................      2,450          35,647
 Hunt (J.B.) Transport Services, Inc...................      4,400          57,612
 Hunt Corp.............................................      1,000           4,062
 *Huntco, Inc. Class A.................................        300             300
 *Hurco Companies, Inc.................................      1,000           3,437
 *Hutchinson Technology, Inc...........................      2,600          40,706
 *Hypercom Corp........................................      2,600           8,937
 *iBasis, Inc..........................................        500           2,148
 Iberiabank Corp.......................................      1,100          19,456
 *Ico, Inc.............................................      1,800           3,009
 *IdeaMall, Inc........................................      1,000           1,469
 *IEC Electronics Corp.................................      1,300           1,747
 *IFR Systems, Inc.....................................      1,000           3,906
 *IHOP Corp............................................      1,600          31,900
 Ikon Office Solutions, Inc............................     12,000          36,000
 *Imation Corp.........................................      2,300          36,512
 IMCO Recycling, Inc...................................      2,500          11,250
 *Immucor, Inc.........................................      1,000           4,281
 *Imperial Credit Industries, Inc......................      5,000           4,141
 *Imperial Sugar Co....................................      5,200           4,875
 Independent Bank East.................................        441           7,359
 *Industrial Distribution Group, Inc...................        500           1,187
 *Industrial Holdings, Inc.............................      1,000           1,672
 *Infonautics Corp. Class A............................        500             414
 *Information Resources, Inc...........................      3,200          12,000
 Ingles Market, Inc. Class A...........................        800           7,450
 *Innotrac Corp........................................      1,200           5,700
 *Innovative Clinical Solutions, Ltd...................         52              50
 *Innovex, Inc.........................................      2,000          21,125
 *Inprimis, Inc........................................      1,000           1,594
 *Input/Output, Inc....................................      5,600          44,800
 *Insignia Financial Group, Inc........................      2,900          31,356
 *Inspire Insurance Solutions, Inc.....................      2,100             623
 Insteel Industries, Inc...............................        700             962
 *Insurance Auto Auctions, Inc.........................      2,000          22,750
 *InsWeb Corp..........................................      2,000           3,125
 *Integra, Inc.........................................      1,200             750
 *Integrated Electrical Services, Inc..................      4,600          26,162
 *Integrated Information Systems, Inc..................      1,000             922
 Intelligent Systems Corp..............................        500           2,125
 *Intelligroup, Inc....................................      1,700           2,630
 *Inter Parfums, Inc...................................        750           6,656
 Interface, Inc. Class A...............................      5,200          43,712
 *Intergraph Corp......................................      5,300          31,966
 *Interlinq Software Corp..............................      1,000           2,453
 *Intermagnetics General Corp..........................        750          12,000
 Intermet Corp.........................................      2,200          13,612
 International Aluminum Corp...........................        500           9,937
 International Multifoods Corp.........................      2,800          54,075
                                                            SHARES           VALUE+
                                                            ------           ------
 *International Remote Imaging Systems, Inc............        100     $       131
 International Shipholding Corp........................        400           2,850
 *International Speciality Products, Inc...............      9,300          54,637
 *International Total Services, Inc....................        400             388
 Interpool, Inc........................................     13,950         188,325
 *Interstate National Dealers Services, Inc............      1,000           5,906
 *Intevac, Inc.........................................      1,000           4,031
 *Invision Technologies, Inc...........................      1,100           2,097
 *Ionics, Inc..........................................      1,100          24,612
 *Isco, Inc............................................        200           1,175
 *I-Sector Corporation.................................        100              84
 *Isolyser Co., Inc....................................      4,100           4,869
 *IT Group, Inc .......................................      3,400          13,600
 *ITLA Capital Corp....................................      1,000          14,687
 *Itron, Inc...........................................      2,000           8,062
 *IVI Checkmate Corp...................................      2,400           5,850
 *Iwerks Entertainment, Inc............................        542             212
 *J & J Snack Foods Corp...............................      1,800          26,044
 *J. Alexander's Corp..................................        300             862
 *J. Jill Group, Inc...................................      1,000          14,219
 *Jackpot Enterprises, Inc.............................        700           4,419
 *Jaclyn, Inc..........................................        200             550
 *Jaco Electronics, Inc................................        450           2,784
 *Jacobson Stores, Inc.................................        500           1,930
 Jefferson Savings Bancorp, Inc........................      1,000          14,344
 *JLM Industries, Inc..................................      1,000           1,531
 *Johnson Outdoors, Inc................................      1,500           8,766
 *JPM Co...............................................      1,000           1,375
 *JPS Industries, Inc..................................      1,000           4,062
 *JWGenesis Financial Corp.............................      1,000          10,500
 K Swiss, Inc. Class A.................................        600          14,419
 *K2, Inc..............................................      2,700          21,262
 *Kaiser Aluminum Corp.................................      8,000          38,500
 *Kaiser Ventures, Inc.................................      1,600          21,800
 Kaman Corp. Class A...................................      2,800          32,637
 *Kasper A.S.L., Ltd...................................      1,000             187
 Katy Industries, Inc..................................        800           5,800
 *KCS Energy, Inc......................................      3,100           6,394
 *Kellstrom Industries, Inc............................      1,000           3,312
 Kellwood Co...........................................      2,900          58,362
 *Kendle International, Inc............................        900           9,366
 *Kevco, Inc...........................................      1,000             594
 *Key Energy Group, Inc................................      4,800          34,800
 *Key Production Co., Inc..............................        800          19,300
 *Key Technology, Inc..................................        500           2,656
 *Key Tronic Corp......................................      1,000           4,156
 *Keystone Automotive Industries, Inc..................      2,000          11,406
 *Keystone Consolidated Industries, Inc................        598           1,345
 *kforce.com, Inc......................................      2,500          11,797
 Kimball International, Inc. Class B...................        200           3,006
 *Kimmins Corp.........................................        300              96
 *Kinark Corp..........................................        100             100
 Klamath First Bancorp, Inc............................      1,300          15,072
 Knape & Vogt Manufacturing Co.........................        550           7,580
 *Komag, Inc...........................................     12,974          11,960
 *Koss Corp............................................      1,000          23,312
 *Kroll-O'Gara Co......................................      2,300          13,369
 *Kushner-Locke Co.....................................      1,700             611
 *KVH Industries, Inc..................................        500           3,203

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *LabOne, Inc..........................................      1,450     $     9,289
 *Laclede Steel Co.....................................        200              20
 LaCrosse Footwear, Inc................................        900           2,531
 *Ladish Co., Inc......................................      1,500          13,781
 *Lakes Gaming, Inc....................................      1,825          13,802
 *Lamson & Sessions Co.................................      1,500          13,312
 *Lancer Corp..........................................      1,300           6,825
 *Landair Corp.........................................        300           1,069
 Landamerica Financial Group, Inc......................      1,800          54,000
 Landrys Seafood Restaurants, Inc......................      3,800          34,200
 *Layne Christensen Co.................................      1,500           5,859
 *Lazare Kaplan International, Inc.....................      1,000           5,125
 *Leapnet, Inc.........................................      1,302           1,444
 *Lechters, Inc........................................      2,200             997
 Lennox International, Inc.............................      1,005           7,035
 Lesco, Inc............................................        500           6,750
 Liberty Corp..........................................      1,700          64,069
 *Life Financial Corp..................................      1,000             594
 Lifetime Hoan Corp....................................      1,100           7,528
 Lillian Vernon Corp...................................        800           7,200
 Lindberg Corp.........................................        400           3,175
 *LMI Aerospace, Inc...................................        300             619
 LNR Property Corp.....................................      2,300          47,437
 *Lodgian, Inc.........................................      1,200           3,975
 *Loews Cineplex Entertainment Corp....................      5,900           4,425
 *Logic Devices, Inc...................................      1,100           1,478
 Lone Star Steakhouse Saloon...........................      5,300          42,152
 Longs Drug Stores Corp................................        600          11,925
 Longview Fibre Co.....................................      4,200          56,437
 LTV Corp..............................................     12,800           6,400
 Luby's Cafeterias, Inc................................      2,100           9,975
 Lufkin Industries, Inc................................        600           9,975
 *Lumisy, Inc..........................................      1,100           4,297
 *Lydall, Inc..........................................      2,000          19,250
 *M.H. Meyerson & Co., Inc.............................        200             553
 *Mac-Gray Corp........................................      1,700           6,162
 *Magellan Health Services, Inc........................      3,700          10,869
 *Magnetek, Inc........................................      3,500          45,062
 *Magnum Hunter Resources, Inc.........................      1,500           9,750
 *Mail-Well, Inc.......................................      3,000          14,250
 *Main Street & Main, Inc..............................      1,000           3,109
 Main Street Bancorp, Inc..............................      1,000           7,500
 *Manchester Equipment Co., Inc........................      1,000           2,469
 Marcus Corp...........................................      1,500          21,937
 *Marine Transport Corp................................      1,360           6,545
 *Mariner Post-Acute Network, Inc......................      2,400             156
 *Marisa Christina, Inc................................        600             656
 Maritrans, Inc........................................      1,000           7,000
 *MarkWest Hydrocarbon, Inc............................        300           3,337
 *Marlton Technologies, Inc............................        200             175
 Marsh Supermarkets, Inc. Class A......................        300           4,772
 Marsh Supermarkets, Inc. Class B......................        400           5,162
 *Material Sciences Corp...............................      1,800          17,550
 *Matlack Systems, Inc.................................      1,200           1,212
 *Matria Healthcare, Inc...............................      2,400           5,625
 *Matrix Service Co....................................      1,800          10,012
 *Maxco, Inc...........................................        700           5,075
 *Maxicare Health Plans, Inc...........................      1,500           1,477
 *Maxwell Shoe Company, Inc............................      1,400          15,575
 *Maxwell Technologies, Inc............................      1,000          14,500
 *Maxxam, Inc..........................................      1,000          15,187
 *Mayor's Jewelers, Inc................................      3,400          10,625
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mazel Stores, Inc....................................      1,000     $     3,000
 *MB Financial, Inc....................................        300           3,638
 McGrath Rent Corp.....................................        500           8,906
 *McNaughton Apparel Group, Inc........................        800          11,500
 MDC Holdings, Inc.....................................      2,400          67,350
 Meadowbrook Insurance Group, Inc......................      1,500           6,750
 Medford Bancorp, Inc..................................        600           8,588
 *Media 100, Inc.......................................      1,000           2,406
 *Media Arts Group, Inc................................      1,500           6,281
 *Medialink Worldwide, Inc.............................        500           3,219
 *Medical Alliance, Inc................................        400           1,725
 *Medical Assurance, Inc...............................      2,925          42,595
 *Medical Resources, Inc...............................        600              24
 *Medicore, Inc........................................        500             391
 *Medstone International, Inc..........................        300           1,659
 *Mercury Air Group, Inc...............................        400           2,100
 Meridian Insurance Group, Inc.........................        726          20,827
 *MeriStar Hotels & Resorts, Inc.......................      2,800           6,475
 Metals USA, Inc.......................................      4,600          11,500
 *Metatec Corp. Class A................................      1,100           1,478
 *Metromedia International Group, Inc..................      6,600          19,668
 MI Schottenstein Homes, Inc...........................        800          19,200
 *Michael Anthony Jewelers, Inc........................        500             906
 Michael Foods, Inc....................................      1,700          44,678
 *Micro Linear Corp....................................      1,000           3,031
 *Microage, Inc........................................      2,200             336
 *Microcide Pharmaceuticals, Inc.......................        400           2,600
 *Microtest, Inc.......................................      1,000           3,078
 *Microtouch Systems, Inc..............................      1,000          20,719
 Mid America Banccorp..................................        952          23,104
 Midcoast Energy Resources, Inc........................      1,000          19,500
 *Middleby Corp........................................        500           3,070
 *Midway Airlines Corp.................................        500           2,141
 Midwest Grain Products, Inc...........................        600           5,681
 Mikasa, Inc...........................................      1,200          19,725
 Milacron, Inc.........................................      1,500          22,875
 *Miller Industries, Inc...............................      7,000           5,688
 *Miltope Group, Inc...................................        500             422
 *MIM Corp.............................................        900           1,308
 Mine Safety Appliances Co.............................      1,500          35,719
 Minntech Corp.........................................      1,000           6,469
 Mississippi Chemical Corp.............................      3,900          11,456
 *Mitcham Industries, Inc..............................      1,000           3,938
 *Modis Professional Services, Inc.....................     10,600          39,750
 *Modtech Holdings, Inc................................      1,000           6,500
 *Monarch Casino and Resort, Inc.......................        500           2,609
 *Monarch Dental Corp..................................        500             484
 *Monro Muffler Brake, Inc.............................        630           5,690
 *Moog, Inc. Class A...................................        500          12,750
 *Moore Medical Corp...................................        100             588
 *Mother's Work, Inc...................................        200           1,750
 *Motor Car Parts & Accessories, Inc...................        200             204
 Movado Group, Inc.....................................        937          10,980
 *Movie Gallery, Inc...................................      2,100           7,350
 *MS Carriers, Inc.....................................      2,100          42,131
 MTS Systems Corp......................................      2,100          13,125
 *Multiple Zones International, Inc....................        500           1,344
 *Mynd Corp............................................      1,900          18,406
 *N & F Worldwide Corp.................................      1,500           5,250
 *NABI, Inc............................................        100             481
 Nacco Industries, Inc. Class A........................        800          30,700
 *Napco Security Systems, Inc..........................        500           1,781

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nash Finch Co.........................................      1,400     $    17,719
 Nashua Corp...........................................        500           2,281
 *Nastech Pharmaceutical Co., Inc......................      1,000           6,172
 *Nathans Famous, Inc..................................      1,400           3,938
 National City Bancorp.................................        798          12,968
 *National Equipment Services, Inc.....................      2,500           7,188
 *National Home Centers, Inc...........................        500             742
 *National Home Health Care Corp.......................        206           1,127
 National Presto Industries, Inc.......................        800          23,650
 *National Research Corp...............................        300           1,125
 *National RV Holdings, Inc............................      1,300          11,863
 National Steel Corp. Class B..........................      2,800           4,900
 National Technical Systems, Inc.......................      1,100           2,922
 *National Techteam, Inc...............................      1,200           3,638
 *NationsRent, Inc.....................................      5,600           9,800
 *Natrol, Inc..........................................      1,000           1,594
 *Natural Alternatives International, Inc..............        200             488
 *Natural Wonders, Inc.................................        700           1,313
 *Navigators Group, Inc................................      1,100          14,403
 NBT Bancorp...........................................      1,187          16,655
 NCH Corp..............................................        200           7,975
 *NCI Building Systems, Inc............................      1,900          33,131
 *NCS Healthcare, Inc..................................      1,600             376
 Nelson (Thomas), Inc..................................      1,300           7,719
 *Network Commerce, Inc................................      1,100           1,427
 *Network Equipment Technologies, Inc..................      3,200          22,800
 *Netzee, Inc..........................................        500             555
 *New Brunswick Scientific Co., Inc....................        459           2,309
 *New Century Financial Corp...........................      1,000          10,969
 *New Day Runner, Inc..................................        200             100
 *New Horizons Worldwide, Inc..........................        750          11,766
 *Newmark Homes Corp...................................      1,000           9,813
 Newmil Bancorp, Inc...................................        200           1,969
 *Newpark Resources, Inc...............................        400           3,025
 *Nexell Therapeutics, Inc.............................          9              30
 *NEXIQ Technologies, Inc..............................      1,000           2,000
 *Nexthealth, Inc......................................        700           2,188
 *Niagara Corp.........................................      1,200           3,094
 *NMT Medical, Inc.....................................      1,200           2,175
 *Nobel Learning Communities, Inc......................        200           1,413
 *Norstan, Inc.........................................      1,600           3,700
 *Nortek, Inc..........................................      1,000          22,750
 Northland Cranberries, Inc. Class A...................      3,000           2,109
 Northwest Bancorp, Inc................................      2,400          19,088
 *Northwest Pipe Co....................................        500           4,703
 *Novamed Eyecare, Inc.................................        500             820
 *Novametrix Medical Systems, Inc......................      1,000           4,625
 *NS Group, Inc........................................      2,200          13,684
 *NuCo2, Inc...........................................      1,000           6,969
 *Nuevo Energy Co......................................      1,400          22,400
 *Nutraceutical International Corp.....................      1,000           1,875
 *Nx Networks, Inc.....................................        900             956
 Nymagic, Inc..........................................      1,000          17,438
 *O.I. Corp............................................        400           1,313
 Oakwood Homes Corp....................................      7,500           3,750
 *Oceaneering International, Inc.......................        500           7,969
 OceanFirst Financial Corp.............................      1,600          33,450
 *O'Charleys, Inc......................................        500           8,641
 *Ocwen Financial Corp.................................      6,600          37,538
 *Officemax, Inc.......................................     12,800          30,400
 *Offshore Logistics, Inc..............................      2,800          51,538
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ogden Corp...........................................      7,700     $   110,206
 Oglebay Norton Co.....................................        400           9,138
 Ohio Casualty Corp....................................      6,500          53,320
 Oil-Dri Corp. of America..............................        100             772
 *Old Dominion Freight Lines, Inc......................      1,000           9,938
 *Olympic Steel, Inc...................................      1,700           4,038
 *Omega Protein Corp...................................      2,500           3,906
 *Omega Worldwide, Inc.................................      1,100           2,441
 *Omnova Solutions, Inc................................        200             988
 *Omtool, Ltd..........................................        500             969
 *One Price Clothing Stores, Inc.......................      1,900           1,722
 *Ontrack Data International, Inc......................      1,000           5,953
 *Onyx Acceptance Corp.................................        700           2,461
 *Opinion Research Corp................................        200           1,275
 *Opta Food Ingredients, Inc...........................      1,300           1,584
 *Opti, Inc............................................      1,200           4,763
 *Orbital Sciences Corp................................      4,100          23,063
 Oregon Steel Mills, Inc...............................      3,900           6,094
 *Oroamerica, Inc......................................        700           5,338
 *Orthologic Corp......................................      2,000           5,313
 *Oshman's Sporting Goods, Inc.........................        500           4,688
 *OSI Systems, Inc.....................................      1,100           5,603
 *Osmonics, Inc........................................      1,400          10,413
 *Osteotech, Inc.......................................      1,300           5,281
 *Ostex International, Inc.............................      2,000           4,219
 *Outlook Group Corp...................................        400           2,375
 *Outsource International, Inc.........................        300             202
 *Overland Data........................................      1,000           6,844
 Overseas Shipholding Group, Inc.......................      5,900         132,013
 Owosso Corp...........................................        200             325
 Oxford Industries, Inc................................        700          11,463
 *Pacificare Health Systems, Inc.......................      2,500          31,641
 *Pameco Corp..........................................        333             614
 *Pancho's Mexican Buffet, Inc.........................        133             424
 *Panera Bread CO......................................        600          13,013
 *Par Technology Corp..................................      1,000           2,000
 *Paragon Trade Brands, Inc............................          8             123
 *Paragon Trade Brands, Inc............................        500               0
 Park Electrochemical Corp.............................      1,650          58,472
 *Parker Drilling Co...................................      8,700          34,800
 *Park-Ohio Holdings Corp..............................      1,700           8,713
 *Parlex Corp..........................................      1,000          12,000
 *Parlux Fragrances, Inc...............................      2,400           4,538
 Patina Oil & Gas Corp.................................        800          14,350
 Patrick Industries, Inc...............................      1,000           5,188
 Paula Financial, Inc..................................        300             506
 *Paxar Corp...........................................      4,200          35,175
 *Payless Cashways, Inc................................         34              37
 *PBOC Holdings, Inc...................................      2,100          18,834
 *PCD, Inc.............................................        500           4,125
 *Pediatric Services of America, Inc...................      1,000           4,406
 *Pediatrix Medical Group, Inc.........................      1,500          26,250
 *Peerless Systems Corp................................        700             689
 Penford Corp..........................................        400           3,975
 *Penn Traffic Company.................................          2               8
 *Penn Treaty American Corp............................        600          10,050
 Penn Virginia Corp....................................        400          10,875
 Penn-America Group, Inc...............................        500           3,469
 Pennfed Financial Services, Inc.......................      1,000          13,688
 *Pentacon, Inc........................................      1,100           1,238
 Pep Boys - Manny, Moe & Jack..........................      8,100          32,906
 *Perceptron, Inc......................................      1,200           2,644

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Perini Corp..........................................        400     $     1,500
 *Perrigo Co...........................................      1,500          10,523
 *Perry Ellis International, Inc.......................      1,000           5,344
 *Personnel Group of America, Inc......................      4,300           9,138
 *Petrocorp, Inc.......................................      1,700          16,363
 *Petroleum Development Corp...........................      1,900           9,916
 *PetSmart, Inc........................................      9,300          25,284
 PFF Bancorp, Inc......................................      1,300          23,359
 *Pharmchem Laboratories, Inc..........................        500           1,742
 *Phar-Mor, Inc........................................      2,100           2,100
 *Philadelphia Consolidated Holding Corp...............      1,200          32,550
 Phillips-Van Heusen Corp..............................      4,100          52,788
 *Phoenix International, Ltd...........................        300             319
 Phoenix Investment Partners, Ltd......................      2,800          43,225
 Piccadilly Cafeterias, Inc............................        900           1,463
 *Pico Holdings, Inc...................................      1,780          21,416
 *Picturetel Corp......................................      3,800          16,744
 *Pierre Foods, Inc....................................      1,000           1,344
 Pilgrim Pride Corp....................................      1,600          12,400
 *Pillowtex Corp.......................................      1,100             550
 Pinnacle Bancshares, Inc..............................        200           1,400
 *Pinnacle Entertainment, Inc..........................      2,000          42,125
 Pioneer Standard Electronics, Inc.....................      2,300          22,892
 Pitt-Des Moines, Inc..................................      1,000          32,000
 Pittston Brink's Group................................      4,551          68,834
 *Planar Systems, Inc..................................      1,800          40,838
 *Play By Play Toys and Novelties, Inc.................      1,000             625
 *PLM International, Inc...............................      1,000           2,188
 *Pluma, Inc...........................................        200               2
 PMR Corp..............................................      1,100           1,891
 Pocahontas Bancorp, Inc...............................      1,100           7,906
 Polymer Group, Inc....................................      2,600          14,625
 Polyone Corp..........................................      5,100          28,369
 *Pomeroy Computer Resource, Inc.......................      1,000          13,563
 Pope & Talbot, Inc....................................      1,100          14,713
 *PPT Vision, Inc......................................        300           1,219
 Presidential Life Corp................................      2,900          45,041
 *Previo, Inc..........................................      1,025           4,036
 *Pricesmart, Inc......................................        450          13,247
 *Prime Hospitality Corp...............................      5,400          55,350
 *Prime Medical Services, Inc..........................      1,500           8,859
 Primesource Corp......................................        500           2,328
 *Professional Bancorp, Inc............................        200           1,475
 *Professionals Group, Inc.............................        900          21,713
 *Profit Recovery Group International, Inc.............      3,800          23,216
 *Programmers Paradise, Inc............................        400           1,125
 *Protection One, Inc..................................     13,300          12,469
 *Provant, Inc.........................................      2,700          18,309
 *PSS World Medical, Inc...............................      5,100          15,778
 *PTEK Holdings, Inc...................................      5,600          10,850
 Pulte Corp............................................        700          27,038
 *Pure Resources, Inc..................................      1,262          22,243
 *Pure World, Inc......................................        520             861
 PXRE Group, Ltd.......................................         11             150
 Pyramid Breweries, Inc................................        300             647
 *Quad Systems Corp....................................      1,200             713
 Quaker Chemical Corp..................................        500           8,938
 *Quaker City Bancorp, Inc.............................        625          12,813
 *Quaker Fabric Corp...................................      2,350           9,694
 *Quality Dining, Inc..................................      1,400           3,631
                                                            SHARES           VALUE+
                                                            ------           ------
 *Quality Systems, Inc.................................      1,000     $     7,938
 Quanex Corp...........................................      1,600          30,200
 *Quigley Corp.........................................      1,000             859
 *Quorum Health Group, Inc.............................     11,000         160,531
 *R & B, Inc...........................................      1,100           2,131
 *Racing Champions Corp................................      2,000           2,313
 *Rag Shops, Inc.......................................        210             479
 *Railamerica, Inc.....................................      1,466           8,842
 *RailWorks Corp.......................................      1,000           1,906
 *Ramsay Youth Services, Inc...........................        233             258
 *Range Resources Corp.................................      4,000          16,500
 *Rare Hospitality International, Inc..................        800          20,675
 Raven Industries, Inc.................................      1,000          16,156
 *Ravisent Technologies, Inc...........................        500             930
 *Raytel Med Corp......................................      1,000             906
 *RCM Technologies, Inc................................      1,500           6,797
 *RDO Equipment Co. Class A............................      1,200           2,625
 *Reading Entertainment, Inc...........................        400             988
 *Recoton Corp.........................................        800           7,000
 *Redhook Ale Brewery, Inc.............................      1,000           1,578
 Redwood Empire Bancorp................................        200           4,288
 *Refac................................................        300             769
 Regal Beloit Corp.....................................      1,100          17,050
 *Reliability, Inc.....................................        500           1,422
 *Relm Wireless Corp...................................        400             350
 *Remington Oil & Gas Corp.............................      2,700          22,992
 *Renaissance Worldwide, Inc...........................      5,400           4,725
 *Rentrak Corp.........................................        100             266
 *Rent-Way, Inc........................................        100             381
 *Reptron Electronics, Inc.............................      1,000           7,438
 *Republic Bankshares, Inc.............................      1,000           8,813
 *Republic First Bancorp, Inc..........................        300           1,195
 Republic Security Financial Corp......................      3,800          24,878
 *ResortQuest International, Inc.......................      2,800          19,600
 Resource America, Inc.................................      3,500          28,711
 Resource Bancshares Mortgage Group, Inc...............      3,030          17,612
 *Rex Stores Corp......................................      1,000          14,938
 *RF Monolithics, Inc..................................      1,000           4,500
 Richardson Electronics, Ltd...........................      1,600          19,700
 *Riddell Sports, Inc..................................      1,700           5,313
 Riggs National Corp...................................      4,200          48,956
 *Right Management Consultants, Inc....................        300           3,572
 *Rightchoice Managed Care, Inc. Class A...............        300           8,719
 Riverview Bancorp, Inc................................        300           2,475
 *Riviera Tool Co......................................        300             638
 RLI Corp..............................................      1,750          70,219
 *RMH Teleservices, Inc................................        200           2,913
 *Roadhouse Grill, Inc.................................      1,000           2,219
 Roanoke Electric Steel Corp...........................      1,800          18,169
 Robbins & Myers, Inc..................................      1,000          23,750
 *Robotic Vision Systems, Inc..........................      2,900          10,377
 *Rochester Medical Corp...............................        200           1,175
 *Rock of Ages Co......................................        500           2,094
 *Rockshox, Inc........................................      1,500             680
 Rock-Tenn Co. Class A.................................      2,400          15,600
 *Rocky Shoes & Boots, Inc.............................        100             431
 *Rofin-Sinar Technologies, Inc........................      1,000           8,688
 *Rogue Wave Software, Inc.............................        500           2,188
 Rollins Truck Leasing Corp............................      7,350          46,856
 *Rottlund, Inc........................................        500           2,188

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rouge Industries, Inc. Class A........................      2,200     $     4,125
 *Royal Appliance Manufacturing Co.....................      1,000           5,000
 RPC, Inc..............................................      2,400          30,600
 *RTI International Metals, Inc........................      2,500          32,656
 *RTW, Inc.............................................      1,000           4,188
 *Rural/Metro Corp.....................................      1,300           2,519
 *Rush Enterprises, Inc................................        500           1,961
 Russ Berrie & Co., Inc................................      1,500          31,688
 Russell Corp..........................................      2,100          35,044
 *Ryans Family Steak Houses, Inc.......................      4,500          39,797
 Ryerson Tull, Inc.....................................      2,529          18,968
 Ryland Group, Inc.....................................      1,800          63,000
 *S&K Famous Brands, Inc...............................        400           2,738
 *SAGA Systems, Inc....................................      1,000          11,188
 *Sames Corp...........................................        300           4,069
 *San Filippo (John B.) & Son, Inc.....................        800           2,950
 Sanderson Farms, Inc..................................      1,300           9,303
 *Sands Regent Casino Hotel............................        400           1,025
 *Saucony, Inc. Class B................................        300           2,850
 *ScanSoft, Inc........................................        336             305
 *Schein (Henry), Inc..................................        300           7,931
 Schnitzer Steel Industries, Inc. Class A..............      1,000          14,125
 *Schuff Steel Company.................................      1,200           3,600
 *Schuler Homes, Inc...................................      1,800          16,594
 Schulman (A.), Inc....................................      3,100          37,491
 Schweitzer-Maudoit International, Inc.................      2,700          46,913
 SCPIE Holdings, Inc...................................      1,100          22,894
 Seaboard Corp.........................................        200          31,800
 *Seacor Smit, Inc.....................................      1,500          63,000
 *Secom General Corp...................................         80             181
 *SED International Holdings, Inc......................      1,000           1,281
 *SEEC, Inc............................................      1,000           2,547
 *Seitel, Inc..........................................      3,000          42,000
 Selas Corp. of America................................        500           1,656
 Selective Insurance Group, Inc........................      3,100          62,291
 *Semitool, Inc........................................        300           3,225
 *SEMX Corp............................................      1,000           4,500
 *Sequa Corp. Class A..................................        200           8,988
 *SeraCare, Inc........................................        700           2,450
 *Service Corp. International..........................     19,500          36,563
 *Service Merchandise Co., Inc.........................      8,800             422
 *Sheldahl, Inc........................................      1,000           3,016
 *Shells Seafood Restaurants, Inc......................        300             208
 *Shiloh Industries, Inc...............................      1,100           5,259
 *Shoe Carnival, Inc...................................      1,800           7,988
 *Sholodge, Inc........................................        600           3,225
 *Shopko Stores, Inc...................................      4,000          24,250
 *Sierra Health Services, Inc..........................      3,600          10,575
 Sifco Industries, Inc.................................        400           2,000
 *Sight Resource Corp..................................      1,700             162
 *Signature Eyewear, Inc...............................        200             141
 *Silicon Graphics, Inc................................      7,000          28,000
 *Silverleaf Resorts, Inc..............................      1,500           4,219
 *Simione Central Holdings, Inc........................         80             198
 Simmons First National Corp. Class A..................        200           3,863
 *Simon Transportation Services, Inc...................      1,000           5,500
 Simpson Industries, Inc...............................      1,900          24,047
 *Simula, Inc..........................................        500           1,281
 *Sitel Corp...........................................      1,000           2,313
 *Sizzler International, Inc...........................      2,400           3,600
 Skyline Corp..........................................        900          18,281
                                                            SHARES           VALUE+
                                                            ------           ------
 SLI, Inc..............................................      3,900     $    26,569
 *Smart & Final Food, Inc..............................      2,000          15,375
 *SMC Corp.............................................        200             500
 Smith (A.O.) Corp.....................................      2,200          36,575
 Smith (A.O.) Corp. Convertible Class A................        300           5,063
 *Smithway Motor Express Corp. Class A.................        600           1,106
 *Software Spectrum, Inc...............................      1,000           7,938
 *Sola International, Inc..............................      3,200          11,600
 *Sonic Automotive, Inc................................      2,000          16,000
 *SOS Staffing Services, Inc...........................      1,000           1,781
 South Financial Group, Inc............................      2,400          23,288
 South Jersey Industries, Inc..........................      1,000          29,375
 *Southern Energy Homes, Inc...........................      1,200           1,313
 *Southwall Technologies, Inc..........................        500           3,063
 Southwestern Energy Co................................      3,700          28,444
 *Spacehab, Inc........................................        900           2,911
 *Spacelabs Medical, Inc...............................      1,000          13,469
 Spartan Motors, Inc...................................      1,000           2,781
 *Sparton Corp.........................................        500           2,375
 *Special Metals Corp..................................      2,000           5,375
 *SpeedFam-IPEC, Inc...................................      2,500          14,180
 *Speizman Industries, Inc.............................        300             173
 *Spherion Corporation.................................        500           5,281
 Spiegel, Inc. Class A Non-Voting......................      1,200           6,019
 *Sport Chalet, Inc....................................        600           3,900
 *Sport Supply Group, Inc..............................        300             488
 *Sports Authority, Inc................................      2,800           5,075
 *Sports Club Co., Inc.................................      1,900           6,294
 *Sportsman's Guide, Inc...............................      1,000             844
 Springs Industries, Inc. Class A......................      1,000          27,250
 *SS&C Technologies, Inc...............................      1,600           8,500
 St. Francis Capital Corp..............................      1,000          13,406
 *Stage Stores, Inc....................................      2,400             102
 Standard Commercial Corp..............................      1,956           9,658
 *Standard Management Corp.............................        700           2,406
 *Standard Microsystems Corp...........................      1,600          31,450
 Standard Motor Products, Inc. Class A.................      1,100           7,631
 Standard Pacific Corp. DE.............................      4,600          94,875
 Standard Register Co..................................      2,000          24,000
 *Stanley Furniture, Inc...............................        400           8,663
 *STAR Telecommunications, Inc.........................      5,900           5,716
 Starrett (L.S.) Co. Class A...........................        200           4,200
 State Auto Financial Corp.............................      7,200          97,200
 State Financial Services Corp. Class A................        500           4,195
 Staten Island Bancorp, Inc............................      4,200          80,063
 Steel Technologies, Inc...............................      1,500           8,016
 Stepan Co.............................................        500          10,313
 Stephan Co............................................        200             600
 Sterling Bancorp......................................        577          10,973
 *Sterling Financial Corp. WA..........................      1,760          19,250
 Stewart & Stevenson Services, Inc.....................      4,200          89,119
 Stewart Enterprises, Inc..............................     20,000          37,813
 Stewart Information Services Corp.....................      1,000          15,063
 Stifel Financial Corp.................................        551           6,405
 *Stockwalk.com Group, Inc.............................        230             661
 *Stone & Webster, Inc.................................      2,000           2,325
 *Stoneridge, Inc......................................      1,800          15,188
 *Strategic Distribution, Inc..........................      2,000             813

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Stratus Properties, Inc..............................      1,300     $     6,114
 *Strawbridge and Clothier Liquidating Trust...........        900             127
 Stride Rite Corp......................................      4,800          28,500
 *Strouds, Inc.........................................      1,100              44
 *Suburban Lodges of America, Inc......................      2,200          13,819
 *Successories, Inc....................................        200             366
 *Sunbeam Corp.........................................      3,700           1,388
 *Sunburst Hospitality Corp............................      1,300           9,100
 *Sunrise Assisted Living, Inc.........................      2,300          61,597
 *Sunrise Medical, Inc.................................      2,000          19,625
 Superior Surgical Manufacturing Co., Inc..............        800           6,200
 *Superior Telecom, Inc................................        900           2,531
 *Suprema Specialties, Inc.............................      1,200           9,694
 Susquehanna Bancshares, Inc...........................        100           1,425
 *Swiss Army Brands, Inc...............................      1,700           9,509
 *Sylvan Learning Systems, Inc.........................      3,100          42,916
 *Sylvan, Inc..........................................        400           3,588
 *Symmetricom, Inc.....................................      1,450          15,406
 *Syms Corp............................................      1,500           6,750
 Synalloy Corp. DE.....................................      1,000           4,906
 *Synaptic Pharmaceutical Corp.........................      1,000           5,719
 *Synbiotics Corp......................................        600             234
 *Systemax, Inc........................................      3,300           4,950
 Tab Products Co.......................................        400           1,050
 *Taco Cabana, Inc.....................................      2,500          22,070
 *Tandy Brand Accessories, Inc.........................        500           3,609
 *Tandy Crafts, Inc....................................      1,000           1,438
 Tasty Baking Co.......................................        100           1,269
 *TBA Entertainment Corp...............................        500           1,992
 *TBC Corp.............................................      2,600          10,278
 *TCSI Corp............................................      3,800           3,681
 *Team, Inc............................................      1,100           3,128
 Technology Research Corp..............................        300             581
 *Tegal Corp...........................................      1,200           2,138
 Tenneco Automotive, Inc...............................      3,500          13,781
 *Terex Corp...........................................      2,800          36,400
 *Terra Industries, Inc................................     11,300          20,481
 *Tesoro Petroleum Corp................................      4,900          46,244
 *Tetra Technologies, Inc..............................      1,800          24,300
 Texas Industries, Inc.................................      1,800          40,050
 *TFC Enterprises, Inc.................................      1,200           1,425
 Thomas Industries, Inc................................        450           9,900
 *Thomaston Mills, Inc.................................        400             188
 *Thorn Apple Valley, Inc..............................      1,500              90
 Three Rivers Bancorp, Inc.............................        750           6,094
 *Tier Technologies, Inc. Class B......................        600           4,088
 *TII Industries, Inc..................................      1,200           1,463
 Timberland Bancorp, Inc...............................        200           2,531
 *Tipperary Corp.......................................      1,000           3,000
 Titan International, Inc..............................      1,200           5,475
 *Titanium Metals Corp.................................      4,700          32,019
 *Todd Shipyards Corp..................................        800           5,600
 Toro Co...............................................      1,000          33,438
 *Total Entertainment Restaurant Corp..................      1,000           2,125
 *Tower Air, Inc.......................................      1,100              94
 *Tower Automotive, Inc................................      4,900          44,713
 *Tractor Supply Co....................................        500           3,719
 *Traffix, Inc.........................................      1,000           2,078
 *Trailer Bridge, Inc..................................      1,000           1,828
 *Trans World Airlines, Inc............................      3,000           4,560
                                                            SHARES           VALUE+
                                                            ------           ------
 *Transmedia Network, Inc..............................        300     $       900
 *Transmontaigne Oil Co................................      3,100           9,300
 *Transportation Components, Inc.......................      3,000           1,875
 Transpro, Inc.........................................      1,000           2,625
 Transtechnology Corp..................................        500           1,438
 *Transworld Healthcare, Inc...........................      3,000           3,375
 *TRC Companies, Inc...................................        300           5,494
 Tremont Corp. DE......................................        600          18,450
 Trenwick Group, Ltd...................................      2,325          49,697
 *Trico Marine Services, Inc...........................      3,500          47,906
 *Trident Microsystems, Inc............................        900           4,964
 *Tridex Corp..........................................        300              98
 *Tripos, Inc..........................................        100           2,469
 *Trism, Inc...........................................          8               8
 *Triumph Group........................................        500          17,969
 *TRM Copy Centers Corp................................      1,000           2,219
 *Trump Hotels & Casino Resorts, Inc...................      3,300           8,663
 Tucker Anthony Sutro Corp.............................      2,700          46,238
 Tuscarora, Inc........................................        200           2,775
 Twin Disc, Inc........................................        200           3,138
 *Twinlab Corp.........................................      3,300           5,620
 *Tyler Technologies, Inc..............................      4,400           8,800
 U.S. Aggregates, Inc..................................        100             881
 U.S. Bancorp, Inc.....................................      1,700           7,119
 U.S. Industries, Inc..................................      5,600          37,450
 *U.S. Office Products, Co.............................      3,800             544
 *U.S. Vision, Inc.....................................      1,100           2,870
 *Ubics, Inc...........................................        200             331
 *Ugly Duckling Corp...................................      2,000           8,875
 *UICI.................................................      4,400          30,250
 *Ultrafem, Inc........................................      1,000              16
 *Ultrak, Inc..........................................      1,400           4,900
 *Ultralife Batteries, Inc.............................      1,300           8,409
 *Ultratech Stepper, Inc...............................      1,600          28,050
 *Unapix Entertainment, Inc............................      1,000             156
 Unico American Corp...................................        500           3,313
 *Unifab International, Inc............................      1,000           8,125
 *Unifi, Inc...........................................      6,300          53,944
 Unifirst Corp.........................................      1,100          10,588
 *Unimark Group, Inc...................................      1,000             391
 *Uni-Marts, Inc.......................................        500             875
 *Union Acceptance Corp. Class A.......................        500           2,844
 *Unit Corp............................................      2,600          32,988
 *United American Healthcare Corp.,....................        700             963
 *United Auto Group, Inc...............................      5,000          38,125
 United Community Financial Corp.......................      3,700          24,628
 United Fire Casualty Co...............................      1,000          18,469
 United Industrial Corp................................      1,400          15,225
 *United Natural Foods, Inc............................        600           8,756
 *United Retail Group, Inc.............................      1,100           5,844
 United Wisconsin Services, Inc........................      1,800           8,100
 *Universal American Financial Corp....................        700           2,909
 Universal Corp........................................      1,500          47,438
 Universal Forest Products, Inc........................      1,200          15,413
 *Universal Stainless & Alloy Products, Inc............        800           6,050
 *Universal Standard Medical Labs, Inc.................        500               1
 *Uno Restaurant Corp..................................        660           5,486
 *Unova, Inc...........................................      7,500          30,000
 *Urocor, Inc..........................................      1,100           6,944
 *Urologix, Inc........................................      1,000           9,813
 *URS Corp.............................................        800          11,100

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *US Liquids, Inc......................................      1,500     $     4,969
 *US Oncology, Inc.....................................     10,648          50,911
 *US Xpress Enterprises, Inc. Class A..................      1,000           6,750
 *USA Truck, Inc.......................................      1,400           8,444
 Usec, Inc.............................................      9,700          44,256
 *Vail Resorts, Inc....................................      2,600          59,150
 *Value City Department Stores, Inc....................      3,100          20,925
 *Vans, Inc............................................      1,500          22,641
 *Variflex, Inc........................................      1,200           6,300
 Vectra Technologies, Inc..............................        500               8
 *Vencor, Inc..........................................      5,500             358
 *Verilink Corp........................................      1,200           3,038
 *Verticalbuyer Inc....................................         53               0
 Vesta Insurance Group, Inc............................      2,000          10,000
 *Vestcom International, Inc...........................      1,300           2,681
 *Vicon Industries, Inc................................        200             388
 *Vicorp Restaurants, Inc..............................        800          14,350
 *Video Display Corp...................................        300           2,447
 *Video Services Corp..................................        500           2,000
 *Videonics, Inc.......................................        200             113
 Virco Manufacturing Corp..............................      1,197          12,868
 *Virginia Gas Co......................................        400           1,519
 *Vision Twenty-One, Inc...............................      1,000              83
 *Vista Medical Technologies, Inc......................        500             438
 Vital Signs, Inc......................................        200           6,663
 *Volt Information Sciences, Inc.......................      2,000          37,000
 *VTEL Corp............................................      2,600           3,697
 Wabash National Corp..................................      3,400          25,713
 *Wackenhut Corp. Class A..............................        300           3,769
 *Wackenhut Corp. Class B Non-Voting...................      1,000           8,063
 Wallace Computer Services, Inc........................      6,500         101,156
 Warnaco Group, Inc....................................      5,900          14,013
 Warren Bancorp, Inc...................................        600           4,350
 *Washington Group Intl., Inc..........................      5,500          45,719
 *Washington Homes, Inc................................        700           6,825
 Washington Savings Bank FSB...........................        400           1,450
 *Waste Connections, Inc...............................      1,000          24,938
 *Waterlink, Inc.......................................      1,500             844
 Watsco, Inc. Class A..................................      2,500          27,000
 Watts Industries, Inc. Class A........................      1,600          16,100
 Wausau-Mosinee Paper Corp.............................      3,900          33,881
 *Waypoint Financial Corp..............................      1,289          11,802
 *Webb (Del) Corp......................................      2,700          65,475
 *Webco Industries, Inc................................      1,000           1,500
 Weider Nutrition International, Inc...................      1,000           2,625
 *Weirton Steel Corp...................................      4,600           6,900
 Wellman, Inc..........................................      4,200          54,600
 *Wells-Gardner Electronics Corp.......................        220             523
 Werner Enterprises, Inc...............................      5,500          77,516
 *West Marine, Inc.....................................      2,100          13,519
 West Pharmaceutical Services, Inc.....................      1,500          34,125
 Westbank Corp.........................................      1,000           7,344
 *Westcoast Hospitality Corp...........................      1,000           5,125
 Westcorp, Inc.........................................      3,360          48,510
 *Westell Technologies, Inc............................        200             806
                                                            SHARES           VALUE+
                                                            ------           ------
 Westerfed Financial Corp..............................        500     $    10,672
 *Western Water Co.....................................        500              55
 *Weston (Roy F.), Inc. Class A........................        600           2,550
 *WHX Corp.............................................      2,200           3,438
 *Wickes Lumber Co.....................................      1,200           4,388
 *Willis Lease Finance Corp............................        500           4,297
 *Wilshire Financial Sevices Group, Inc................          8               9
 *Wilshire Oil Co. of Texas............................        515           1,706
 *Wisconsin Central Transportation Corp................      5,000          70,156
 *Wiser Oil Co.........................................        800           3,400
 *WLR Foods, Inc.......................................      1,314          18,355
 Wolohan Lumber Co.....................................        600           7,106
 *Wolverine Tube, Inc..................................      1,400          18,200
 Woodhead Industries, Inc..............................        500          10,984
 Woodward Governor Co..................................      1,000          37,844
 *Workgroup Technology Corp............................        900             380
 World Fuel Services Corp..............................      1,000           6,313
 *Worldpages.com, Inc..................................      3,100           7,169
 *Wyndham International, Inc...........................        500             750
 *Xetel Corp...........................................      1,300           4,509
 *Xtra Corp............................................      1,800          82,913
 Yardville National Bancorp............................      1,000          11,750
 *Yellow Corp..........................................      3,400          61,413
 York Group, Inc.......................................        500             961
 *Zany Brainy, Inc.....................................      2,096           3,144
 *Zap.com Corp.........................................         46              23
 *Zapata Corp..........................................      2,300           5,175
 *Zaring National Corp.................................        100              25
 Zenith National Insurance Corp........................      1,500          37,125
 *Zoltek Companies, Inc................................      1,000           3,813
 *Zymetx, Inc..........................................        200             334
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $22,948,661)...................................                 18,851,950
                                                                       -----------

TEMPORARY CASH
  INVESTMENTS -- (2.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $567,578) to be
   repurchased at $558,093.
   (Cost $558,000).....................................    $   558         558,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $23,506,661)++.....                $19,409,950
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $23,506,661.

                See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (100.0%)
 *Adelphia Communications Corp. Class A................      5,200     $   144,137
 Aetna, Inc............................................      9,100         612,544
 AK Steel Holding Corp.................................     11,700         106,762
 *Alaska Air Group, Inc................................      1,900          53,081
 Alcoa, Inc............................................          2              56
 Alexander & Baldwin, Inc..............................      3,100          82,731
 *Allegheny Corp.......................................        104          19,773
 Alliant Energy Corp...................................      5,000         159,375
 Allmerica Financial Corp..............................      2,500         155,156
 Allstate Corp.........................................     28,700       1,097,775
 American Financial Group, Inc.........................      3,500          66,719
 American Greetings Corp. Class A......................      6,100          56,044
 American National Insurance Co........................      1,610         111,291
 *AMR Corp.............................................      9,900         331,031
 *ANC Rental Corp......................................      4,500          24,047
 Arch Coal, Inc........................................      1,082          11,023
 Archer-Daniels Midland Co.............................     42,412         540,753
 Ashland, Inc..........................................      4,400         138,050
 Astoria Financial Corp................................      1,800          80,494
 AT&T Corp.............................................     37,900         743,787
 *AT&T Corp.- Liberty Media Group......................     22,700         307,869
 *At Home Corp.........................................     11,100          69,202
 *AutoNation, Inc......................................     36,000         231,750
 Bancwest Corp.........................................      4,400          91,850
 Bear Stearns Companies, Inc...........................      7,910         363,366
 Belo (A.H.) Corp. Class A.............................      6,500         110,500
 Bergen Brunswig Corp. Class A.........................      7,500         112,969
 Block Drug Co., Inc. Class A..........................          9             474
 Boise Cascade Corp....................................      3,800         109,725
 Borg Warner Automotive, Inc...........................      1,400          51,275
 Bowater, Inc..........................................      2,700         143,944
 Brunswick Corp........................................      5,000          85,937
 Burlington Northern Santa Fe Corp.....................     24,600         622,687
 C.I.T. Group, Inc. Class A............................     18,700         314,394
 CBRL Group, Inc.......................................      4,700         101,784
 Centex Corp...........................................      3,500         123,812
 *Chris-Craft Industries, Inc..........................      1,638         109,541
 Cincinnati Financial Corp.............................     10,690         391,187
 *CNA Financial Corp...................................     12,000         446,250
 *CNET Networks, Inc...................................      2,140          45,809
 Coca-Cola Enterprises, Inc............................     31,300         686,644
 Commerce Group, Inc...................................      1,400          34,825
 Commercial Federal Corp...............................      3,200          53,600
 Conseco, Inc..........................................     21,100         151,656
 *Consolidated Stores Corp.............................      6,400          54,800
 Cooper Tire & Rubber Co...............................      3,800          35,150
 Corn Products International, Inc......................      2,700          65,475
 Countrywide Credit Industries, Inc....................      7,300         271,012
 Crompton Corp.........................................      3,400          29,750
 Crown Cork & Seal Co., Inc............................      8,000          32,500
 CSX Corp..............................................     14,100         365,719
 Cummins Engine Co., Inc...............................      2,100          74,156
 Dana Corp.............................................      8,700         145,725
 Delta Air Lines, Inc..................................      5,900         280,250
 Dillards, Inc. Class A................................      6,900          75,900
 Dime Bancorp, Inc.....................................        900          22,387
 Eastman Chemical Co...................................      3,000         129,562
                                                            SHARES           VALUE+
                                                            ------           ------
 *Extended Stay America, Inc...........................      5,800     $    72,137
 *Federated Department Stores, Inc.....................     12,300         375,150
 First American Financial Corp.........................      2,800          60,900
 Fluor Corp............................................      2,300          83,950
 Ford Motor Co.........................................     30,900         702,975
 Fortune Brands, Inc...................................     12,800         369,600
 GATX Corp.............................................      2,200         103,400
 General Motors Corp...................................     23,900       1,183,050
 *General Motors Corp. Class H.........................     14,300         310,882
 Georgia-Pacific Corp..................................     10,200         256,912
 Golden State Bancorp, Inc.............................      2,100          53,550
 Goodyear Tire & Rubber Co.............................      8,700         147,465
 Great American Financial Resources, Inc...............      2,700          48,600
 Greenpoint Financial Corp.............................      4,800         145,800
 Harris Corp...........................................      3,200          98,400
 Hasbro, Inc...........................................      1,500          17,344
 *Healthsouth Corp.....................................     26,200         365,162
 *Hearst-Argyle Television, Inc........................      2,200          39,737
 Heller Financial, Inc.................................      2,200          58,162
 Hibernia Corp.........................................      3,200          38,200
 Hollinger International, Inc. Class A.................      5,400          77,625
 Horton (D.R.), Inc....................................      6,540         121,399
 *Humana, Inc..........................................     11,200         134,400
 IBP, Inc..............................................      5,200         116,675
 Ikon Office Solutions, Inc............................      9,600          28,800
 *Imation Corp.........................................        100           1,588
 IMC Global, Inc.......................................      7,800          92,625
 Independence Community Bank Corp......................      2,400          34,575
 *Ingram Micro, Inc....................................      5,000          70,625
 International Paper Co................................     29,463         998,059
 *K Mart Corp..........................................     32,000         176,000
 Kennametal, Inc.......................................      1,200          34,425
 *Key3Media Group, Inc.................................      3,150          33,075
 Keycorp...............................................     22,400         558,600
 Lafarge Corp..........................................      5,900         116,525
 *Lear Corp............................................      3,900          85,313
 Liberty Financial Companies, Inc......................      2,700         113,400
 Lincoln National Corp.................................      5,200         234,975
 Lockheed Martin Corp..................................      8,000         272,800
 Loews Corp............................................      6,900         652,050
 Louisiana-Pacific Corp................................      6,900          48,731
 Lubrizol Corp.........................................      2,000          43,125
 Lyondell Chemical Co..................................      6,700          90,450
 *Mandalay Resort Group................................      6,000         119,625
 *Manor Care, Inc......................................      1,000          17,000
 MBIA, Inc.............................................      4,400         303,050
 Mead Corp.............................................      6,200         163,913
 Millennium Chemicals, Inc.............................      4,950          78,581
 *MIPS Technologies, Inc., Class B.....................        997          22,152
 *Mony Group, Inc......................................      2,600         110,338
 Nabisco Group Holdings Corp...........................     10,200         299,625
 Norfolk Southern Corp.................................     24,300         349,313
 *Office Depot, Inc....................................      7,500          49,688
 Old Republic International Corp.......................      7,850         204,591
 Omnicare, Inc.........................................      6,100          99,888
 *Owens-Illinois, Inc..................................     12,300          35,363
 Pacific Century Financial Corp........................      5,200          77,350

VA LARGE VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pacificare Health Systems, Inc.......................      1,268     $    16,048
 *Pactiv Corp..........................................     11,000         128,563
 *Park Place Entertainment Corp........................      7,800         104,813
 Penney (J.C.) Co., Inc................................     16,600         159,775
 Penzoil Quaker State Co...............................      3,000          35,438
 Phelps Dodge Corp.....................................      4,624         227,154
 *Pioneer Natural Resources Co.........................      7,600         110,200
 Potlatch Corp.........................................      1,500          46,969
 Pulte Corp............................................      2,400          92,700
 Questar Corp..........................................      5,300         147,738
 Rayonier, Inc.........................................        700          24,981
 Raytheon Co. Class A..................................      5,600         181,300
 Raytheon Co. Class B..................................     14,600         511,913
 *Rite Aid Corp........................................      8,500          21,250
 RJ Reynolds Tobacco Holdings, Inc.....................      7,046         277,436
 Russell Corp..........................................      1,100          18,356
 *Ryder System, Inc....................................      4,500          78,188
 Safeco Corp...........................................      7,800         208,894
 Saint Paul Companies, Inc.............................     14,712         737,439
 *Saks, Inc............................................     12,000         101,250
 Sears, Roebuck & Co...................................     15,800         512,552
 *Service Corp. International..........................     18,500          34,688
 *Silicon Graphics, Inc................................      7,200          28,800
 *Sinclair Broadcast Group, Inc. Class A...............      2,700          23,752
 *Six Flags, Inc.......................................      4,600          66,125
 *Smurfit-Stone Container Corp.........................      8,063         102,047
 Sovereign Bancorp, Inc................................     12,600          84,853
 *Spherion Corporation.................................      3,200          33,800
 Spiegel, Inc. Class A Non-Voting......................      1,000           5,016
 Starwood Hotels and Resorts Worldwide, Inc............     11,500         368,000
 Steelcase, Inc. Class A...............................      1,000          13,500
 Sunoco, Inc...........................................      5,100         141,525
 Supervalu, Inc........................................     10,000         181,250
 Tecumseh Products Co. Class A.........................        700          28,700
                                                            SHARES           VALUE+
                                                            ------           ------
 Tecumseh Products Co. Class B.........................        300     $    12,206
 Temple-Inland, Inc....................................      2,900         133,400
 Thomas & Betts Corp...................................      1,800          26,325
 Tidewater, Inc........................................      2,100          85,050
 Timken Co.............................................      5,100          68,531
 *Toys R Us, Inc.......................................     16,100         304,894
 Trinity Industries, Inc...............................      1,100          27,294
 Tyson Foods, Inc. Class A.............................      3,800          53,200
 U.S. Industries, Inc..................................      5,900          39,456
 UAL Corp..............................................      3,600         126,450
 Ultramar Diamond Shamrock Corp........................      5,800         159,863
 UMB Financial Corp....................................        363          12,841
 Union Pacific Corp....................................     16,400         762,600
 *United Rentals, Inc..................................      4,000          62,250
 Unitrin, Inc..........................................      4,700         168,759
 UnumProvident Corp....................................     14,982         404,514
 USX-Marathon Group, Inc...............................     14,000         369,250
 USX-US Steel Group....................................      5,700          81,225
 Valero Energy Corp....................................      4,200         132,038
 Valhi, Inc............................................      6,500          83,281
 *Venator Group, Inc...................................      9,300         124,969
 Visteon Corp..........................................      4,045          60,169
 Weis Markets, Inc.....................................      1,700          60,669
 Wesco Financial Corp..................................        400         114,000
 Westvaco Corp.........................................      6,950         191,559
 Weyerhaeuser Co.......................................      2,300         100,625
 *Worldcom, Inc........................................      9,000         134,719
 Worthington Industries, Inc...........................      2,700          24,806
 York International Corp...............................      1,400          36,575
                                                                       -----------
TOTAL INVESTMENTS - (100.0%)
  (Cost $32,674,259)++.................................                $30,292,289
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $32,674,606.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (24.8%)
COMMON STOCKS -- (24.8%)
 Aichi Steel Works, Ltd................................      4,000     $    11,736
 Aisin Seiki Co., Ltd..................................      2,000          31,416
 Amada Co., Ltd........................................      3,000          24,510
 Aoyama Trading Co., Ltd...............................      1,100           7,845
 *Ashikaga Bank, Ltd...................................      9,000          16,575
 Bank of Yokohama, Ltd.................................     15,000          66,895
 Canon Sales Co., Inc..................................      2,000          27,679
 Casio Computer Co., Ltd...............................      3,000          27,354
 Chiba Bank, Ltd.......................................     10,000          38,819
 Chiyoda Fire and Marine Insurance Co., Ltd............      5,000          13,496
 Chudenko Corp.........................................      1,030          12,729
 Chugoku Bank, Ltd.....................................      2,400          17,333
 Chuo Trust and Banking Co., Ltd.......................      7,000          22,118
 Citizen Watch Co., Ltd................................      3,000          24,483
 Cosmo Oil Co., Ltd....................................     10,000          22,840
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      4,000          11,844
 Daicel Chemical Industries, Ltd.......................      4,000          12,711
 Daido Steel Co., Ltd..................................      5,000          13,135
 Daishi Bank, Ltd......................................      5,000          17,604
 Daito Trust Construction Co., Ltd.....................      2,916          47,911
 Daiwa Bank, Ltd.......................................     26,000          47,882
 Daiwa House Industry Co., Ltd.........................      7,000          44,362
 Dowa Fire & Marine Insurance Co., Ltd.................      5,000          11,420
 Ezaki Glico Co., Ltd..................................      2,200          14,816
 *Fujita Corp..........................................      9,000           3,006
 Fukuoka City Bank, Ltd................................      4,712          19,100
 Fukuyama Transporting Co., Ltd........................      4,000          18,597
 Gunze, Ltd............................................      4,000          15,166
 Higo Bank, Ltd........................................      3,000          11,727
 *Hino Motors, Ltd.....................................      5,000          17,107
 Hiroshima Bank, Ltd...................................      2,000           7,204
 Hitachi Cable, Ltd....................................      5,000          47,846
 Hitachi Koki Co., Ltd.................................      2,000           6,175
 Hitachi Maxell, Ltd...................................      1,000          20,132
 Hitachi Metals, Ltd...................................      5,000          39,090
 Hitachi Transport System, Ltd.........................      2,000           9,659
 Hitachi, Ltd..........................................     61,000         582,074
 Hokkoku Bank, Ltd.....................................      5,000          21,125
 *Hokuriku Bank, Ltd...................................      7,000          14,661
 House Foods Corp......................................      2,000          26,812
 Hyakugo Bank, Ltd. (105th Bank).......................      4,000          15,997
 Hyakujishi Bank, Ltd..................................      3,000          17,008
 Inax Corp.............................................      2,000           9,371
 *Ishikawajima-Harima Heavy Industries Co., Ltd........     18,000          42,249
 *Japan Energy Corp....................................     15,000          32,906
 Joyo Bank, Ltd........................................     10,000          33,402
 Juroku Bank, Ltd......................................      5,000          20,809
 Kajima Corp...........................................     13,000          37,555
 Kamigumi Co., Ltd.....................................      4,000          18,958
 Kandenko Co., Ltd.....................................      3,000          15,708
 *Kawasaki Heavy Industries, Ltd.......................     16,000          20,655
 Kinden Corp...........................................      2,000          12,115
 Kiyo Bank, Ltd........................................      5,000          12,864
                                                            SHARES           VALUE+
                                                            ------           ------
 *Kobe Steel, Ltd......................................     45,000     $    26,812
 Komatsu, Ltd..........................................     14,000          70,018
 Komori Corp...........................................      1,000          15,798
 Konica Corp...........................................      5,000          42,204
 Kyudenko Corp.........................................      2,000           6,391
 Kyushu Matsushita Electric Co., Ltd...................      2,000          18,380
 Maeda Corp............................................      2,000           7,962
 Makita Corp...........................................      2,000          15,979
 *Marubeni Corp........................................     22,000          52,432
 Maruetsu, Inc.........................................      3,000           8,396
 Matsushita Electric Industrial Co., Ltd...............     38,000         953,678
 *Mitsubishi Gas Chemical Co., Inc.....................      5,000          18,416
 Mitsubishi Heavy Industries, Ltd......................     46,000         200,991
 Mitsubishi Materials Corp.............................     10,000          28,347
 Mitsubishi Motors Corp................................     14,000          41,708
 Mizuho Holdings, Inc..................................         12          77,674
 Mizuno Corp...........................................      2,000           5,741
 Mycal Corp............................................      3,000           6,852
 *NKK Corp.............................................     64,000          43,333
 NTN Corp..............................................      4,000          11,952
 Nagase & Co., Ltd.....................................      2,000           9,407
 Nanto Bank, Ltd.......................................      3,000          10,454
 Nichimen Corp.........................................      5,000           5,417
 Nippon Light Metal Co., Ltd...........................      8,000           6,789
 Nippon Mitsubishi Oil Company.........................     19,100         105,008
 Nippon Shinpan Co., Ltd...............................      6,000           8,233
 Nishimatsu Construction Co., Ltd......................      4,000          13,902
 Nishi-Nippon Bank, Ltd................................      6,000          23,887
 Nisshin Steel Co., Ltd................................     12,000          10,183
 Nisshinbo Industries, Inc.............................      3,000          14,246
 Nittetsu Mining Co., Ltd..............................      2,000           4,225
 Nitto Boseki Co., Ltd.................................      7,000           9,353
 Obayashi Corp.........................................      9,000          42,087
 Okumura Corp..........................................      4,000          12,639
 Pioneer Electronic Corp...............................      2,000          63,915
 Sakura Bank, Ltd......................................     43,000         248,440
 San In Godo Bank, Ltd.................................      3,000          13,785
 *Sankyo Aluminum Industry Co., Ltd....................      3,000           1,977
 Sanwa Shutter Corp....................................      3,000           7,096
 Sanyo Electric Co., Ltd...............................     35,000         272,679
 Seino Transportation Co., Ltd.........................      2,000           9,136
 Sekisui Chemical Co., Ltd.............................      8,000          25,277
 Sekisui House, Ltd....................................     10,000          96,957
 Shiga Bank, Ltd.......................................      4,000          17,514
 Shimizu Corp..........................................     12,000          36,833
 *Shinmaywa Industries, Ltd............................      2,000           3,196
 Showa Shell Sekiyu KK.................................      3,000          14,896
 Snow Brand Milk Products Co., Ltd.....................      4,000          13,650
 *Sumitomo Metal Industries, Ltd. Osaka................     50,000          32,048
 Sumitomo Metal Mining Co., Ltd........................     10,000          50,013
 Sumitomo Realty & Development Co., Ltd................      7,000          38,106
 Taiheiyo Cement Corp..................................     11,600          19,268
 Taisei Corp...........................................     14,000          22,623
 Takashimaya Co., Ltd..................................      3,000          21,639
 Tanabe Seiyaku Co., Ltd...............................      4,000          32,752
 Teijin, Ltd...........................................     15,000          69,738
 Toda Corp.............................................      4,000          20,547

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tokyo Steel Manufacturing Co., Ltd....................      1,500     $     6,879
 Tokyo Style Co., Ltd..................................      1,000           9,082
 Tokyo Tatemono Co., Ltd...............................      4,000           7,511
 Tostem Corp...........................................      4,000          57,343
 Toto, Ltd.............................................      3,000          21,504
 *Toyo Engineering Corp................................      3,000           2,817
 Toyo Seikan Kaisha, Ltd...............................      3,100          53,452
 Toyo Trust & Banking Co., Ltd.........................     11,000          35,749
 Toyota Tsusho Corp....................................      4,000          13,722
 UNY Co., Ltd..........................................      2,000          26,469
 *Victor Co. of Japan, Ltd.............................      2,000          14,498
 Wacoal Corp...........................................      2,000          17,893
 Yamaguchi Bank........................................      2,000          12,422
 Yamaha Corp...........................................      2,000          20,312
 Yamato Kogyo Co., Ltd.................................      2,000           7,872
 Yamazaki Baking Co., Ltd..............................      2,000          14,318
 Yasuda Trust & Banking Co., Ltd.......................     40,000          35,388
 Yodogawa Steel Works, Ltd.............................      4,000           8,305
 Yokogawa Electric Corp................................      3,000          25,052
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,024,422)....................................                  5,188,158
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $748).............................                        739
                                                                       -----------
TOTAL -- JAPAN
  (Cost $6,025,170)....................................                  5,188,897
                                                                       -----------

UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)

                                                            ------           ------
 Abbey National P.L.C..................................      9,079         142,218
 Aggregate Industries P.L.C............................     16,492          15,313
 Alliance & Leicester P.L.C............................      5,000          46,781
 Allied Domecq P.L.C...................................      8,399          51,406
 Arcadia Group P.L.C...................................      2,337           3,263
 Associated British Foods P.L.C........................      8,800          60,378
 Associated British Ports Holdings P.L.C...............      4,600          21,650
 *Awg P.L.C............................................      2,025          17,683
 BAA P.L.C.............................................     14,183         120,836
 BG Group P.L.C........................................     34,588         140,354
 BOC Group P.L.C.......................................      6,825          95,638
 BPB P.L.C.............................................      6,900          23,231
 Barclays P.L.C........................................         63           1,766
 Bass P.L.C............................................     10,027         105,754
 Berkeley Group P.L.C..................................      1,590          15,789
 Blue Circle Industries P.L.C..........................     10,775          70,492
 Britannic P.L.C.......................................      2,600          39,161
 British Airways P.L.C.................................     14,189          80,457
 British Land Co. P.L.C................................      5,766          37,600
 CGU P.L.C.............................................     32,797         495,151
 Chelsfield P.L.C......................................      3,041          16,705
 Cookson Group P.L.C...................................      9,371          24,111
 Corus Group P.L.C.....................................     49,343          40,046
 DeVere Group P.L.C....................................      1,125           4,210
 Debenhams P.L.C.......................................      4,763          19,041
 Fairview Holdings P.L.C...............................      2,450           5,783
 Great Universal Stores P.L.C..........................     10,100          75,598
 Halifax P.L.C.........................................      7,000          65,295
 Hammerson P.L.C.......................................      3,800          23,918
 Hanson P.L.C..........................................      8,200          44,463
 Hilton Group P.L.C....................................     22,165          58,915
 Inchcape P.L.C........................................        833           3,082
                                                            SHARES           VALUE+
                                                            ------           ------
 *Innogy Holdings PLC..................................      6,226     $    16,328
 Invensys P.L.C........................................      6,583          16,004
 Johnson Matthey P.L.C.................................      3,000          45,505
 Kelda Group P.L.C.....................................      3,261          19,023
 *LaPorte P.L.C........................................      2,000          15,877
 LaPorte P.L.C. Redeemable Series B....................     18,000             230
 Lasmo P.L.C...........................................      8,700          21,614
 *Lattice Group PLC....................................     34,588          73,058
 Liberty International P.L.C...........................      5,856          40,802
 Lonmin P.L.C..........................................      1,691          23,228
 *Lonrho Africa P.L.C..................................      1,587             416
 Marks & Spencer P.L.C.................................     43,344         120,124
 Millennium and Copthorne Hotels P.L.C.................      3,529          20,611
 *Mothercare P.L.C.....................................        917           1,781
 National Power P.L.C..................................      6,226          22,683
 Northern Rock P.L.C...................................      4,000          23,433
 *P&O Princess Cruises P.L.C...........................      8,350          30,184
 Peninsular & Oriental Steam Navigation Co.............      8,699          39,369
 Pilkington P.L.C......................................      8,862          12,814
 Powergen P.L.C........................................      6,343          52,332
 RMC Group P.L.C.......................................      2,000          16,076
 Railtrack Group P.L.C.................................      7,079          95,033
 Rank Group P.L.C......................................      9,535          23,925
 Rolls-Royce P.L.C.....................................     19,950          57,693
 Royal & Sun Alliance Insurance Group P.L.C............     21,612         165,134
 *Royal Bank of Scotland Group P.L.C...................     14,729         302,757
 Royal Bank of Scotland P.L.C..........................     14,625          17,001
 Safeway P.L.C.........................................     15,967          72,884
 Sainsbury (J.) P.L.C..................................     26,593         156,353
 Scottish & Newcastle P.L.C............................      8,300          62,007
 Selfridges P.L.C......................................      1,210           5,051
 Severn Trent P.L.C....................................      2,995          31,970
 Signet Group P.L.C....................................     24,000          19,308
 Slough Estates P.L.C..................................      4,000          22,115
 Somerfield P.L.C......................................      6,000           7,017
 Standard Chartered P.L.C..............................      6,267          81,245
 Tate & Lyle P.L.C.....................................      4,000          14,063
 Tesco P.L.C...........................................     46,217         185,414
 Thistle Hotels P.L.C..................................      5,457           8,896
 Trinity P.L.C.........................................      1,950          12,951
 Unigate P.L.C.........................................      2,600           8,293
 United Utilities P.L.C................................      4,670          47,434
 Whitbread P.L.C.......................................      6,646          52,689
 Wolseley P.L.C........................................      4,191          22,992
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,307,726)....................................                  4,049,805
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $2,352).................                      2,363
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $4,310,078)....................................                  4,052,168
                                                                       -----------

GERMANY -- (9.8%)
COMMON STOCKS -- (9.8%)

                                                            ------           ------
 BASF AG...............................................     10,650         406,524
 BHW Holding AG, Berlin................................      3,000          73,122
 Bankgesellschaft Berlin AG............................      2,700          36,313
 Bayer AG..............................................      3,500         154,774
 Bayerische Vereinsbank AG.............................      1,900          97,252

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Berliner Kraft & Licht Bewag AG.......................      2,000     $    20,370
 Bilfinger & Berger Bau AG, Mannheim...................        600           6,325
 Commerzbank AG........................................      7,850         197,485
 DaimlerChrysler AG, Stuttgart.........................        900          35,373
 Deutsche Bank AG......................................      7,222         529,971
 Deutsche Lufthansa AG.................................      4,100          90,832
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......        500          31,555
 Dresdner Bank AG......................................      2,500          94,013
 FPB Holding AG........................................        200          27,003
 Hochtief AG...........................................      1,200          24,026
 Linde AG..............................................      1,333          61,209
 MAN AG................................................      1,000          26,898
 Merck KGAA............................................        700          27,725
 Thyssen Krupp AG......................................      5,500          73,013
 Vereins & Westbank AG.................................      1,206          33,594
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,050,181)....................................                  2,047,377
                                                                       -----------

FRANCE -- (9.2%)
COMMON STOCKS -- (9.2%)

                                                            ------           ------
 AGF (Assurances Generales de France SA)...............      2,435         151,556
 Banque Nationale de Paris.............................      5,875         454,138
 Dior (Christian) SA...................................      1,200          53,640
 Eridania Beghin-Say SA................................        300          30,032
 *Euro Disney SCA......................................     15,675           8,323
 Generale des Establissements Michelin SA Series B.....      2,000          57,453
 Groupe Danone.........................................      1,000         132,925
 Groupement pour le Financement de la Construction
   SA..................................................        200          17,062
 Imerys................................................        200          20,195
 LaFarge SA............................................        300          22,524
 LaFarge SA Prime Fidelity 2002........................      1,291          96,929
 Lagardere SCA.........................................        550          28,870
 Pechiney SA Series A..................................        600          23,425
 Pernod-Ricard SA......................................        800          44,778
 Peugeot SA............................................        600         123,941
 Rallye SA.............................................        400          22,441
 Saint-Gobain..........................................      1,213         167,362
 Societe des Ciments de Francais.......................        500          22,676
 Societe Generale, Paris...............................      5,312         286,693
 Thomson-CSF...........................................        900          39,172
 UNIBAIL (Union du Credit Bail Immobiliere )...........        200          29,423
 Usinor................................................      2,700          28,651
 Valeo SA..............................................      1,200          55,364
                                                                       -----------
TOTAL -- FRANCE
  (Cost $1,551,181)....................................                  1,917,573
                                                                       -----------

SWITZERLAND -- (9.0%)
COMMON STOCKS -- (9.0%)

                                                            ------           ------
 Ascom Holding AG......................................      1,000          67,838
 Baloise-Holding, Basel................................        360         377,059
 Banque Cantonale Vaudois..............................        110          35,172
 Bobst SA, Prilly......................................         20          25,464
 Ciba Spezialitaetenchemie Holding AG..................        700          41,740
 Financiere Richemont AG...............................        160         441,630
 *Givaudan SA, Vernier.................................         12           2,994
                                                            SHARES           VALUE+
                                                            ------           ------
 Helvetia Patria Holding, St. Gallen...................         70     $    64,525
 Intershop Holding AG, Zuerich.........................         40          19,473
 Pargesa Holding SA, Geneve............................         50          95,060
 Roche Holding AG, Basel...............................         12         138,269
 Sairgroup, Zuerich....................................        540          79,954
 Schindler Holding AG, Hergiswil Partizipsch...........         25          37,232
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        120          94,852
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................         80          50,007
 *Sulzer AG, Winterthur................................        170         108,028
 *Unaxis Holding AG....................................        500         109,463
 Valora Holding AG.....................................        160          34,014
 Zurich Versicherungs-Gesellschaft - Allied AG.........        116          62,568
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $1,351,208)....................................                  1,885,342
                                                                       -----------

NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)

                                                            ------           ------
 ABN-AMRO Holding NV...................................      8,966         188,097
 Asr Verzekeringsgroep NV..............................        856          77,868
 Buhrmann NV...........................................      2,112          52,305
 DSM NV................................................      1,763          51,059
 Fortis (NL)...........................................      6,944         204,312
 Heineken Holding NV Series A..........................      3,125         113,572
 Ing Groep NV..........................................      5,596         403,246
 *KLM (Koninklijke Luchtvaart Mij) NV..................      1,475          27,927
 Koninklijke KPN NV....................................      3,067          41,329
 *Koninklijke Philips Electronics NV...................      9,994         330,677
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $867,873)......................................                  1,490,392
                                                                       -----------

ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)

                                                            ------           ------
 Banca Commerciale Italiana SpA........................      5,411          33,820
 Banca di Roma.........................................     80,000          86,353
 Banca Intesa SpA, Milano..............................      1,213           5,290
 Banca Popolare di Milano..............................      3,000          19,221
 Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................      3,000          33,975
 Banca Toscana.........................................      7,500          27,159
 CIR SpA (Cie Industriale Riunite), Torino.............     15,000          37,344
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................     20,000          40,913
 Fiat SpA..............................................      7,260         177,586
 IFIL Finanziaria Partecipazioni SpA...................      4,500          36,822
 *Immsi SpA............................................      3,500           3,565
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      5,200          40,966
 Parmalat Finanziaria SpA..............................     20,000          32,034
 RAS SpA (Riunione Adriatica di Sicurta)...............     13,800         183,797
 SNIA SpA..............................................      7,800          16,839
 Sirti SpA.............................................      3,500           6,063
                                                                       -----------
TOTAL -- ITALY
  (Cost $673,386)......................................                    781,747
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

SPAIN -- (2.8%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (2.8%)
 Aceralia Corporacion Siderurgica SA...................      1,600     $    12,410
 Acerinox SA...........................................      2,500          65,069
 Aguas de Barcelona SA.................................      1,700          21,458
 *Aguas de Barcelona SA Issue 2000.....................         17             213
 Aumar (Autopistas del Mare Nostrum SA)................      4,200          63,287
 Autopistas Concesionaria Espanola SA..................      7,987          61,253
 Banco Pastor SA, La Coruna............................        400          15,878
 Cia Espanola de Petroleous SA.........................     17,100         133,820
 Cristaleria Espanola SA, Madrid.......................        350           9,247
 Grupo Dragados SA, Madrid.............................      7,500          74,427
 Hidroelectrica del Cantabrico SA......................      7,200         132,935
                                                                       -----------
TOTAL -- SPAIN
  (Cost $692,133)......................................                    589,997
                                                                       -----------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
 Amcor, Ltd............................................      4,441          11,838
 Boral, Ltd............................................      4,645           4,689
 CSR, Ltd..............................................     16,261          37,617
 Commonwealth Bank of Australia........................      3,792          63,185
 Goodman Fielder, Ltd..................................     20,131          13,442
 Hanson P.L.C..........................................        804           4,121
 MIM Holdings..........................................     12,721           7,357
 Mayne Nickless, Ltd...................................      5,844          16,567
 Normandy Mining, Ltd..................................     28,551          13,360
 Orica, Ltd............................................      3,192           9,247
 Origin Energy, Ltd....................................      4,800           5,552
 Pacific Dunlop, Ltd...................................     14,501          11,436
 Paperlinx, Ltd........................................      1,480           2,646
 *Pasminco, Ltd........................................     16,755           6,342
 Quantas Airways, Ltd..................................     16,175          29,679
 Rio Tinto, Ltd........................................      9,287         128,347
 Santos, Ltd...........................................      8,775          28,465
 St. George Bank, Ltd..................................      6,881          47,935
 WMC, Ltd..............................................     16,569          63,070
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $587,557)......................................                    504,895
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $1,554)......................                      1,574
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $589,111)......................................                    506,469
                                                                       -----------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................     68,000          60,158
 *Chinese Estates Holdings, Ltd........................     27,834           3,152
 *Evergo China Holdings, Ltd...........................      5,757              66
 Great Eagle Holdings, Ltd.............................      7,602          11,209
 Hang Lung Development Co., Ltd........................     25,000          18,751
 Hong Kong and Shanghai Hotels, Ltd....................     18,416          10,035
 Hopewell Holdings, Ltd................................     14,000           5,475
 Hysan Development Co., Ltd............................     17,390          20,959
 Kerry Properties, Ltd.................................     14,000          14,539
 New World Development Co., Ltd........................      9,000           9,405
 *Paliburg Holdings, Ltd...............................     45,000           1,131
 Shangri-La Asia, Ltd..................................     30,000          30,194
                                                            SHARES           VALUE+
                                                            ------           ------
 Sino Land Co., Ltd....................................     46,570     $    19,107
 Swire Pacific, Ltd. Series A..........................     22,000         141,036
 Tsim Sha Tsui Properties, Ltd.........................     12,000           7,693
 Wharf Holdings, Ltd...................................     52,457         106,603
 Wheelock and Co., Ltd.................................     34,000          22,886
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $816,459)......................................                    482,399
                                                                       -----------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 Assidomaen AB.........................................      4,810          82,496
 Atlas Copco AB Series A...............................      1,200          25,547
 Avesta Sheffield AB...................................      2,000           5,704
 Gambro AB Series A....................................      2,500          17,076
 Holmen AB Series B....................................      2,300          56,648
 SSAB Swedish Steel Series A...........................      1,200           9,991
 Skandinaviska Enskilda Banken Series A................      4,700          50,381
 Svenska Cellulosa AB Series B.........................      2,900          56,967
 Svenska Kullagerfabriken AB Series B..................      1,900          26,998
 Trelleborg AB Series B................................      1,400          10,051
 Volvo AB Series A.....................................      2,400          34,461
 Volvo AB Series B.....................................      5,100          75,773
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $626,946)......................................                    452,093
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona (Cost $1,106)..........................                      1,119
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $628,052)......................................                    453,212
                                                                       -----------
BELGIUM -- (1.7%)
COMMON STOCKS -- (1.7%)
 Bekaert SA............................................      1,000          40,913
 Cofinimmo SA..........................................        220          16,661
 Electrafina SA........................................        200          28,901
 Glaverbel SA..........................................        200          13,928
 Groupe Bruxelles Lambert SA, Bruxelles................        200          46,067
 Solvay SA.............................................      2,300         109,717
 *Suez Lyonnaise des Eaux SA...........................        500          85,091
 *Suez Lyonnaise des Eaux SA CVG.......................        500              31
 *Suez Lyonnaise des Eaux SA VVPR......................        500               4
 Union Miniere SA......................................        600          21,127
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $415,378)......................................                    362,440
                                                                       -----------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Fortum Oyj............................................     36,884         130,356
 Huhtamaki Van Leer Oyj................................      1,300          29,660
 Kemira Oyj............................................      3,800          17,797
 Kesko Oyj.............................................      4,800          45,085
 Metra Oyj Series B....................................      1,400          23,277
 Metsa-Serla Oyj Series B..............................      6,800          46,171
 Outokumpu Oyj Series A................................      5,000          37,649
                                                                       -----------
TOTAL -- FINLAND
  (Cost $441,386)......................................                    329,995
                                                                       -----------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

DENMARK -- (1.4%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (1.4%)
 Danisco A.S...........................................        870     $    32,703
 Danske Bank A.S.......................................      8,300         135,648
 Jyske Bank A.S........................................      1,500          27,316
 *Nordic Baltic Holding AB.............................     14,330         102,377
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $220,355)......................................                    298,044
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone (Cost $907).............................                        885
                                                                       -----------
TOTAL -- DENMARK
  (Cost $221,262)......................................                    298,929
                                                                       -----------

SINGAPORE -- (1.0%)
COMMON STOCKS -- (1.0%)

                                                            ------           ------
 Fraser & Neave, Ltd...................................     10,000          36,489
 Keppel Corp., Ltd.....................................     24,000          45,976
 Keppel Land, Ltd......................................     29,000          42,823
 *Neptune Orient Lines, Ltd............................     23,000          18,096
 Singapore Land, Ltd...................................      9,000          18,062
 United Industrial Corp., Ltd..........................     43,000          19,736
 United Overseas Land, Ltd.............................     12,000          10,017
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $330,798)......................................                    191,199
                                                                       -----------

IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)

                                                            ------           ------
 Independent News & Media P.L.C........................     10,190          27,054
 Jefferson Smurfit Group P.L.C.........................     33,549          53,444
                                                                       -----------
TOTAL -- IRELAND
  (Cost $124,710)......................................                     80,498
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Carter Holt Harvey, Ltd...............................     24,100     $    17,397
 Lion Nathan, Ltd......................................      7,600          16,677
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $48,110).......................................                     34,074
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $1,171).....................                      1,002
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $49,281).......................................                     35,076
                                                                       -----------

NORWAY -- (0.2%)
COMMON STOCKS -- (0.2%)

                                                            ------           ------
 Den Norske Bank ASA Series A (Cost $28,952)...........      7,000          32,390
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (0.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $177,320) to be
   repurchased at $174,029 (Cost $174,000).............    $   174         174,000
                                                                       -----------
TOTAL INVESTMENTS - (100.0%)
  (Cost $21,340,599)++.................................                $20,900,100
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $21,370,263.

                See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (24.6%)
COMMON STOCKS -- (24.6%)
 Achilles Corp.........................................       6,000    $     8,342
 Aica Kogyo Co., Ltd...................................       3,000         18,200
 Aichi Tokei Denki Co., Ltd............................       3,000          7,258
 Aida Engineering, Ltd.................................       3,000         12,946
 *Akai Electric Co., Ltd...............................       9,000             81
 Amada Co., Ltd........................................         381          3,113
 Amada Sonoike Co., Ltd................................       7,000         17,821
 Arai-Gumi, Ltd........................................       1,200          1,116
 Asahi Denka Kogyo KK..................................       3,000         22,452
 Asahi Diamond Industrial Co., Ltd.....................       5,000         26,496
 Asahi Kogyosha Co., Ltd...............................       3,000          6,689
 Asahi Optical Co., Ltd................................       5,000         12,142
 Asahi Organic Chemicals Industry Co., Ltd.............       3,000          8,450
 Ashimori Industry Co., Ltd............................       3,000          5,254
 *Asics Corp...........................................       7,000          6,572
 Azel Corp., Tokyo.....................................       2,000          3,647
 Bando Chemical Industries, Ltd........................       5,000          8,982
 CKD Corp..............................................       2,000         15,130
 Central Finance Co., Ltd..............................       4,000         11,916
 *Chiba Kogyo Bank, Ltd................................         800          8,616
 *Chiyoda Corp.........................................      12,000          9,100
 *Chori Co., Ltd.......................................       5,000          4,920
 Chukyo Coca-Cola Bottling Co., Ltd....................       3,000         23,833
 Chukyo Sogo Bank, Ltd.................................       5,000         19,635
 Dai-Dan Co., Ltd......................................       3,000         12,566
 Daido Hoxan, Inc......................................       4,000         15,816
 Daihen Corp...........................................      11,000         17,676
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................       4,000         13,000
 Daisan Bank, Ltd......................................       4,000         16,611
 Daiwa Danchi Co., Ltd.................................       5,000          9,389
 Daiwabo Co., Ltd......................................       8,000          7,655
 Denki Kogyo Co., Ltd..................................       3,000         18,958
 France Bed Co., Ltd...................................       4,000         12,422
 *Fuji Kosan Co., Ltd..................................       6,000          5,037
 Fuji Kyuko Co., Ltd...................................       5,000         16,250
 *Fuji Spinning Co., Ltd., Tokyo.......................       4,000          2,058
 *Fujiko Co., Ltd......................................       4,000          1,517
 *Fujiya Co., Ltd......................................      10,000         20,583
 *Furukawa Battery Co., Ltd............................       3,000          7,475
 Furukawa Co., Ltd.....................................      18,000         37,049
 Fuso Pharmaceutical Industries, Ltd...................       5,000         23,427
 *Gakken Co., Ltd......................................       3,000          4,171
 *Godo Steel, Ltd......................................       6,000          4,821
 *Hazama Corp..........................................      17,000          6,599
 *Hitachi Kokusai Electric.............................       1,320         10,200
 Hitachi Medical Corp..................................       2,000         20,764
 Hitachi Plant Engineering & Construction Co., Ltd.....       6,000         15,546
 *Hitachi Seiki Co., Ltd...............................       4,000          5,453
 Hokkaido Gas Co., Ltd.................................       4,000          6,969
 *Hokuriku Electric Industry Co., Ltd..................       4,000          6,861
 Horiba, Ltd...........................................       2,000         16,882
 Howa Machinery, Ltd...................................       5,000          5,417
 Ichikoh Industries, Ltd...............................       4,000          7,403
 Iino Kaiun Kaisha, Ltd................................       9,000         12,594
                                                            SHARES           VALUE+
                                                            ------           ------
 Inageya Co., Ltd......................................       2,000    $    10,707
 *Iseki & Co., Ltd.....................................      14,000          9,985
 Itochu Fuel Corp......................................       4,000         14,950
 Iwasaki Electric Co., Ltd.............................       4,000          8,739
 *Iwatsu Electric Co., Ltd.............................       3,000          6,771
 *Japan Aviation Electronics Industry, Ltd.............       3,000         23,616
 *Japan Coated Paper Manufacturing Co., Ltd............       3,000          1,815
 Japan Paperboard Industries Co., Ltd., Tokyo..........       3,000          5,687
 Japan Pulp and Paper Co., Ltd.........................       5,000         16,024
 *Japan Steel Works, Ltd...............................      21,000         21,043
 Japan Transcity Corp..................................       3,000          5,254
 Japan Vilene Co., Ltd.................................       3,000          7,177
 Japan Wool Textile Co., Ltd...........................       6,000         23,291
 Jeol, Ltd.............................................       5,000         28,572
 Joshin Denki Co., Ltd.................................       2,000          4,965
 Kagawa Bank, Ltd......................................       3,000         16,277
 Kaken Pharmaceutical Co., Ltd.........................       7,000         36,779
 *Kanematsu Corp.......................................      10,500         11,849
 *Kanematsu-NNK Corp...................................       3,000          4,089
 *Kansai Kisen Kaisha..................................       9,000          3,412
 Kanto Auto Works, Ltd., Yokosuka......................       3,000         16,087
 Kanto Denka Kogyo Co., Ltd............................       4,000         14,228
 Kawada Industries, Inc................................       2,000          3,864
 Kawai Musical Instruments Manufacturing Co., Ltd......       5,000          6,635
 Keiyo Co., Ltd........................................       2,000          9,082
 Kita-Nippon Bank, Ltd.................................         400         20,547
 Kokusai Kogyo Co., Ltd................................       2,000          9,461
 *Komatsu Forklift Co., Ltd............................       3,000          4,360
 *Kosei Securities Co., Ltd............................       4,000          6,861
 Kurabo Industries, Ltd................................      13,000         18,191
 Kuraya Sanseido Inc...................................       8,500         77,195
 Kyodo Shiryo Co., Ltd.................................       5,000          5,101
 Kyushu Bank, Ltd......................................       4,000         11,266
 Life Corp.............................................       2,000         11,971
 Marudai Food Co., Ltd.................................       5,000          7,132
 Maruha Corp...........................................      18,000         22,587
 Maruyama Manufacturing Co., Inc.......................       3,000          3,683
 Maruzen Co., Ltd......................................       4,000         10,689
 Matsuo Bridge Co., Ltd................................       3,000          5,823
 Misawa Homes Co., Ltd.................................       9,000         25,431
 Mitsubishi Cable Industries, Ltd......................      14,000         36,779
 *Mitsubishi Plastics, Inc.............................      16,000         27,444
 *Mitsubishi Shindoh Co., Ltd..........................       3,000          8,152
 *Mitsubishi Steel Manufacturing Co., Ltd..............       5,000          3,972
 Mitsuboshi Belting, Ltd...............................       8,000         19,283
 *Mitsui Construction Co., Ltd.........................       6,000          2,925
 Mitsui Home Co., Ltd..................................       4,000         14,336
 *Mitsui Mining Co., Ltd...............................       5,000          4,875
 Mitsuuroko Co., Ltd...................................       3,000         16,521
 Miura Co., Ltd........................................       2,000         28,166
 Morinaga & Co., Ltd...................................      16,000         35,244
 Nachi-Fujikoshi Corp..................................      13,000         20,655
 Nakamuraya Co., Ltd...................................       3,000          7,448
 Nakayama Steel Works, Ltd.............................       5,000          6,003

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nemic-Lambda KK.......................................       1,000    $    23,923
 Nichias Corp..........................................       4,000         11,664
 Nichiha Corp..........................................       4,000         24,916
 Nichimo Co., Ltd......................................       5,000          5,778
 Nichireki Co., Ltd....................................       2,000          7,998
 Nichiro Corp..........................................       5,000          8,802
 Nifco, Inc............................................       2,000         20,168
 *Niigata Engineering Co., Ltd.........................      14,000         10,237
 Nikkiso Co., Ltd......................................       4,000         19,969
 Nippon Beet Sugar Manufacturing Co., Ltd..............       5,000          6,500
 *Nippon Carbon Co., Ltd...............................       5,000          4,198
 Nippon Chemical Industrial Co., Ltd...................       2,000          8,125
 Nippon Chemi-Con Corp.................................       5,000         40,308
 *Nippon Columbia Co., Ltd.............................       3,000          4,983
 *Nippon Concrete Industries Co., Ltd..................       3,000          2,844
 Nippon Densetsu Kogyo Co., Ltd........................       2,000          6,247
 *Nippon Kasei Chemical Co., Ltd.......................       5,000          6,545
 Nippon Shinyaku Co., Ltd..............................       3,000         26,216
 Nippon Signal Co., Ltd................................       3,000         10,508
 *Nippon Steel Chemical Co., Ltd.......................       6,000          9,641
 Nippon Suisan Kaisha, Ltd.............................      18,000         29,087
 Nippon Synthetic Chemical Industry Co., Ltd...........       3,000          3,846
 *Nissan Shatai Co., Ltd...............................      11,000         16,683
 Nissha Printing Co., Ltd..............................       3,000         15,437
 Nisshin Oil Mills, Ltd................................      10,000         27,805
 Nitsuko Corp..........................................       3,000         14,273
 Nittetsu Mining Co., Ltd..............................       3,000          6,337
 Odakyu Real Estate Co., Ltd...........................       4,000          7,547
 Okamoto Industries, Inc...............................       9,000         20,150
 *Okura and Co., Ltd...................................       6,000              0
 *Pacific Metals Co., Ltd..............................       7,000         17,062
 Parco Co., Ltd........................................       2,000          5,597
 *Pasco Corp...........................................       1,000          3,656
 *Prima Meat Packers, Ltd..............................       5,000          5,146
 Raito Kogyo Co., Ltd..................................       2,400          8,450
 Rasa Industries, Ltd..................................       3,000          6,879
 Rheon Automatic Machinery Co., Ltd....................       2,000          6,482
 Rohto Pharmaceutical Co., Ltd.........................       2,000         26,631
 *Ryobi, Ltd...........................................       5,000          7,583
 Ryoyo Electro Corp....................................       2,000         24,808
 SXL Corp..............................................       3,000          6,608
 Sagami Co., Ltd.......................................       3,000          9,425
 Sakata Inx Corp.......................................       3,000          7,258
 *Sankyo Aluminum Industry Co., Ltd....................      16,000         10,544
 *Sankyu, Inc., Tokyo..................................      20,000         17,514
 Sanyo Shokai, Ltd.....................................       5,000         13,406
 Sanyo Special Steel Co., Ltd..........................       7,000          9,479
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............       7,000          5,055
 *Seiko Corp...........................................       3,150         12,711
 Seiyo Food Systems, Inc...............................       3,000          9,019
 Shikoku Chemicals Corp................................       3,000         10,698
 Shimizu Bank, Ltd.....................................         400         15,636
 Shinagawa Fuel Co., Ltd...............................       3,000         10,021
 Shindengen Electric Manufacturing Co., Ltd............       3,000         15,031
 Shin-Etsu Polymer Co., Ltd............................       5,000         30,197
 *Shinko Electric Co., Ltd.............................       6,000          9,966
                                                            SHARES           VALUE+
                                                            ------           ------
 *Shinmaywa Industries, Ltd............................       5,000    $     7,989
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......      12,000         21,666
 Showa Sangyo Co., Ltd.................................      10,000         16,250
 *Sumitomo Construction Co., Ltd.......................       6,000          3,683
 *Sumitomo Light Metal Industries, Ltd.................      11,000          8,143
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       2,000          5,976
 Sun Wave Corp.........................................       2,000          3,322
 Taisei Rotec Corp.....................................       3,000          4,171
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......       4,000          5,092
 Takasago International Corp...........................       3,000         11,564
 *Takashima & Co., Ltd.................................       4,000          4,044
 Takiron Co., Ltd......................................       3,000          9,966
 Tamura Corp...........................................       4,000         15,347
 Tasaki Shinju Co., Ltd................................       2,000          7,583
 Teac Corp.............................................       5,000         15,347
 Teisan KK.............................................       5,000         28,392
 Tenma Corp............................................       2,000         17,875
 Toa Corp..............................................      12,000         13,541
 Toa Doro Kogyo Co., Ltd...............................       3,000          5,281
 *Toa Wool Spinning & Weaving Co., Ltd.................       6,000          3,412
 Tochigi Bank, Ltd.....................................       3,000         18,389
 Toenec Corp...........................................       3,000         11,375
 Toho Zinc Co., Ltd....................................       4,000          7,908
 Tokai Carbon Co., Ltd.................................      12,000         26,108
 Tokico, Ltd...........................................       4,000          7,439
 Tokin Corp............................................       2,000         24,194
 Tokushu Paper Manufacturing Co., Ltd..................       3,000         10,969
 Tokyo Rope Manufacturing Co., Ltd.....................       4,000          4,514
 Tokyo Securities Co., Ltd.............................       4,000          9,966
 *Tokyo Tekko Co., Ltd.................................       3,000          1,950
 Tokyo Theatres Co., Inc., Tokyo.......................       6,000          9,262
 *Tokyu Hotel Chain Co., Ltd...........................      12,000         17,008
 Tokyu Store Chain Corp................................       4,000         11,591
 Tonami Transportation Co., Ltd........................       3,000          5,769
 Topy Industries, Ltd..................................      16,000         25,133
 *Toshiba Machine Co., Ltd.............................       6,000         28,220
 Tostem Corp...........................................       1,401         20,085
 Totoku Electric Co., Ltd., Tokyo......................       3,000          8,802
 Toyo Chemical Co., Ltd................................       3,000         10,833
 *Toyo Electric Co., Ltd...............................       5,000          5,507
 *Toyo Engineering Corp................................      11,000         10,328
 Toyo Kohan Co., Ltd...................................       3,000          7,610
 *Toyo Tire & Rubber Co., Ltd..........................       8,000         10,328
 Toyo Umpanki Co., Ltd.................................       5,000         12,639
 *Tsumura & Co., Inc...................................       3,000          8,883
 *Unisia Jecs Corp.....................................       3,000          4,577
 Wakachiku Construction Co., Ltd.......................       4,000          3,611
 Yokohama Reito Co., Ltd...............................       3,000         15,058
 Yomiuri Land Co., Ltd.................................       3,000         10,427
 Yondenko Corp.........................................       2,100          6,939
 Yonekyu Corp..........................................       2,000         21,648
 Yoshimoto Kogyo Co., Ltd..............................       2,000         16,340
 Yuasa Corp............................................       7,000         14,787
 Yurtec Corp...........................................       4,000         13,000

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Zenchiku Co., Ltd.....................................       4,000    $     6,825
 *Zexel Corp...........................................      15,000         18,958
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,470,684)....................................                  2,768,100
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen (Cost $781).............................                        763
                                                                       -----------
TOTAL -- JAPAN
  (Cost $4,471,465)....................................                  2,768,863
                                                                       -----------
UNITED KINGDOM -- (19.1%)
COMMON STOCKS -- (19.1%)
 Abbot Group P.L.C.....................................       7,000         13,049
 Alba P.L.C............................................       1,765         12,698
 *Alldays P.L.C........................................       2,300            652
 Amec P.L.C............................................       9,315         41,332
 Anite Group P.L.C.....................................       7,470         17,155
 *Arena Leisure P.L.C..................................       8,000         15,027
 BICC P.L.C............................................      23,478         40,937
 BPP Holdings P.L.C....................................       1,400         14,289
 Bellway P.L.C.........................................       4,000         19,194
 Benchmark Group P.L.C.................................       5,000         19,244
 Berisford P.L.C.......................................       7,000         21,980
 Bespak P.L.C..........................................       1,360         11,394
 *Biocompatibles International P.L.C...................       4,000         20,045
 Black (Peter) Holdings P.L.C..........................       3,000         14,523
 Body Shop International P.L.C.........................       8,000         11,908
 Bradford Property Trust P.L.C.........................       6,000         23,731
 *Bradstock Group P.L.C................................      21,000          2,530
 Brake Brothers P.L.C..................................       2,430         19,118
 Brammer (H.) P.L.C....................................       1,933         10,934
 Britax International P.L.C............................      13,300         19,608
 *British Biotech P.L.C................................      30,000         10,419
 British Polythene Industries P.L.C....................       2,000          8,577
 Bryant Group P.L.C....................................      11,591         23,579
 Bulmer (H.P.) Holdings P.L.C..........................       2,002         13,339
 Cannons Group P.L.C...................................      11,000         18,089
 Carpetright P.L.C.....................................       4,000         30,393
 Charter P.L.C.........................................       5,068         12,213
 Chrysalis Group P.L.C.................................       5,000         21,264
 City Centre Restaurants P.L.C.........................       9,500          7,003
 *Communisis P.L.C.....................................       4,553         10,262
 Cordiant Communications Group P.L.C...................      12,000         41,252
 Countrywide Assured Group P.L.C.......................      14,000         21,236
 Courts P.L.C..........................................       2,320         12,169
 Cox Insurance Holdings P.L.C..........................       7,000         24,361
 Croda International P.L.C.............................       4,000         12,361
 *Danka Business Systems P.L.C.........................       7,000          1,191
 Davis Service Group P.L.C.............................       4,000         14,800
 Dawson International P.L.C............................       5,138          4,662
 Delta P.L.C...........................................       6,000         13,056
 Derwent Valley Holdings P.L.C.........................       2,000         20,981
 Devro P.L.C...........................................       8,000          5,841
 Dewhirst Group P.L.C..................................       6,000          4,593
 *Dialog Corp. P.L.C...................................       8,000          4,196
 Diploma P.L.C.........................................       1,500          5,316
 *Elementis P.L.C......................................      13,000         13,822
 Ellis & Everard P.L.C.................................       4,702         20,263
 Esporta P.L.C.........................................       5,100          7,049
 Euromoney Institutional Investors P.L.C...............       3,960         31,437
                                                            SHARES           VALUE+
                                                            ------           ------
 Fairey Group P.L.C....................................       5,378    $    37,738
 First Choice Holidays P.L.C...........................      14,437         22,717
 Forth Ports P.L.C.....................................       2,000         18,641
 Geest P.L.C...........................................       3,038         22,029
 Go-Ahead Group P.L.C..................................       2,000         19,364
 Grantchester Holdings P.L.C...........................      10,000         26,934
 Greene King P.L.C.....................................       2,000         14,105
 Greggs P.L.C..........................................         640         21,479
 Hazlewood Foods P.L.C.................................      11,000         17,504
 Henlys Group P.L.C....................................       2,800         14,686
 Heywood Williams Group P.L.C..........................       5,000         11,235
 Hiscox P.L.C..........................................       6,000         11,950
 House of Fraser P.L.C.................................       8,000          6,578
 Hunting P.L.C.........................................       5,163          9,588
 Iceland Group P.L.C...................................      13,821         60,247
 Incepta Group P.L.C...................................      11,000         18,712
 JJB Sports P.L.C......................................       6,000         40,402
 Jardine Lloyd Thompson Group P.L.C....................       8,790         56,821
 Johnston Press P.L.C..................................       7,010         35,924
 Laird Group P.L.C.....................................       6,800         30,943
 London Clubs International P.L.C......................       7,000         11,412
 *London Forfeiting Co.................................       5,000          2,764
 London Merchant Securities P.L.C......................      10,000         22,327
 Low & Bonar P.L.C.....................................       5,000          6,840
 Lynx Holdings P.L.C...................................       5,000          6,131
 MacFarlane Group Clansman P.L.C.......................       6,000          4,976
 Manchester United P.L.C...............................      12,158         40,503
 McBride P.L.C.........................................       6,500          7,003
 Meggitt P.L.C.........................................      13,245         43,936
 Menzies (John) P.L.C..................................       3,000         17,011
 *Merant P.L.C.........................................       3,575          3,928
 Mersey Docks & Harbour Co. P.L.C......................       3,580         26,086
 Molins P.L.C..........................................       1,360          2,603
 Mowlem (John) & Co. P.L.C.............................       8,148         16,229
 *NXT P.L.C............................................       2,800         25,900
 Nestor Healthcare Group P.L.C.........................       3,700         24,783
 *Oxford Molecular Group P.L.C.........................       6,530          3,471
 Parity Group P.L.C....................................       6,000         11,483
 Perkins Foods P.L.C...................................       6,688          8,722
 Persimmon P.L.C.......................................       8,941         30,229
 *Premier Consolidated Oilfields P.L.C.................      40,000          8,647
 Quick Group P.L.C.....................................      14,511         13,165
 Redrow Group P.L.C....................................      11,000         30,719
 Regent Inns P.L.C.....................................       4,135          7,913
 Renishaw P.L.C........................................       2,904         28,405
 Rotork P.L.C..........................................       4,327         14,722
 SIG P.L.C.............................................       4,300         12,222
 Salvesen (Christian) P.L.C............................      12,000         23,220
 Scapa Group P.L.C.....................................       6,600         12,958
 Senior Engineering Group P.L.C........................      12,000         10,207
 Shanks & McEwan Group P.L.C...........................       8,000         23,532
 Smith (David S.) Holdings P.L.C.......................       9,000         18,819
 St. Ives P.L.C........................................       3,000         19,776
 St. Modwen Properties P.L.C...........................      23,000         35,376
 Stanley Leisure Organisation P.L.C....................       4,000          8,534
 Swan Hill Group P.L.C.................................      13,000         12,808
 T & S Stores P.L.C....................................       7,690         36,520
 Tbi P.L.C.............................................      18,000         19,393
 Tibbett & Britten Group P.L.C.........................       2,300         18,992
 Tilbury Douglas P.L.C.................................       9,249         57,690
 Transport Development Group P.L.C.....................       4,126         10,499

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Versailles Group P.L.C...............................      13,000    $         0
 Vitec Group P.L.C.....................................       2,000         13,637
 Vosper Thornycroft Holdings P.L.C.....................       1,460         26,026
 Wates City of London Properties P.L.C.................      12,000         23,603
 Westbury P.L.C........................................       5,170         16,051
 Wilson (Connolly) Holdings P.L.C......................       8,000         18,712
 Wimpey (George) P.L.C.................................      11,000         23,858
 Wolverhampton & Dudley Breweries P.L.C................       2,400         14,732
 Yates Brothers Wine Lodges P.L.C......................       3,082          5,723
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,559,951)....................................                  2,143,465
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling (Cost $1,377).................                      1,393
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $2,561,328)....................................                  2,144,858
                                                                       -----------
GERMANY -- (7.8%)
COMMON STOCKS -- (7.8%)
 AGIV AG fuer Industrie & Verkehrswesen................       1,700         17,018
 Andreae-Noris Zahn AG, Anzag..........................         580         10,603
 *Articon Integralis AG................................         400         24,374
 Baader Wertpapier Handelsbank AG......................       1,100         17,523
 Bayerische Handelsbank AG.............................         860         20,962
 Beate Uhse AG.........................................       1,700         20,274
 Bilfinger & Berger Bau AG, Mannheim...................       2,000         21,083
 Binding-Brauerei AG...................................          70         11,029
 *Brau und Brunnen AG..................................         300          3,956
 *Concordia Bau and Boden AG Issue 99..................         266          1,598
 *Concordia Bau und Boden AG...........................         667          4,006
 *Deutsche Babcock AG, Oberhausen......................         380         15,547
 Duerr Beteiligungs AG.................................         500         10,011
 Dyckerhoff and Widmann AG.............................       1,000          3,569
 Fag Kugelfischer Georg Schaeffer AG...................       3,250         22,407
 Gildemeister AG.......................................       2,400         17,549
 Goldschmidt (T.H.) AG.................................       1,300         29,423
 Harpen AG.............................................       1,250         18,389
 Holsten-Brauerei AG...................................       1,000         18,759
 *Holsten-Brauerie AG, Hamburg.........................         250          3,645
 *Holzmann (Philipp) AG................................         200          2,855
 Horten AG.............................................       2,000         20,892
 *Intertainment AG.....................................         400          5,397
 Iwka AG...............................................       1,166         10,911
 K & S Aktiengesellschaft AG...........................       2,000         30,467
 KWS Kleinwanzlebener Saatzucht AG.....................          15          8,553
 *Kabel New Media AG...................................         900         10,968
 *Kloeckner Humboldt-Deutz AG..........................       3,300          8,043
 Kloeckner-Werke AG....................................       2,000         41,958
 Kolbenschmidt Pierburg AG, Duesseldorf................       1,300         13,048
 Kraftuebertragungswerke Rheinfelden AG................          80         20,892
 *MVV Energie AG.......................................       2,000         26,289
 *MWG Biotech AG.......................................       1,000          6,529
 Mannheimer Aktiengesellschaft Holding AG..............         480         27,160
 Nuernberger Hypothekenbank AG.........................         750         19,913
                                                            SHARES           VALUE+
                                                            ------           ------
 Pfleiderer AG.........................................       2,100    $    20,291
 Phoenix AG, Hamburg...................................       1,000         10,402
 *Plettac AG...........................................          70            640
 Rheinmetall Berlin AG.................................         990          6,162
 Rhoen Klinikum AG.....................................         600         33,427
 Salzgitter AG.........................................       3,100         21,615
 *Schneider Rundfunkwerke AG...........................         710         23,486
 *Schwarz Pharma AG....................................       1,200         28,518
 *Senator Entertainment AG.............................       1,400         12,796
 Ser Systeme...........................................         900         12,143
 Sixt AG...............................................         900         10,960
 *Strabag AG...........................................         166          3,540
 Stuttgarter Hofbraeu AG...............................       1,000         13,928
 Sued-Chemie AG........................................         200          7,138
 Sueddeutsche Bodencreditbank AG.......................         160          4,318
 *Takkt AG.............................................       3,000         25,854
 Tarkett AG............................................       1,200          6,111
 *Teldafax AG..........................................       1,800          6,268
 Varta AG..............................................       1,300         16,273
 Vereinigte Deutsche Nickel-Werke AG...................       2,190         34,315
 Vossloh AG............................................         800         11,978
 Walter AG.............................................       1,000         18,289
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,332,074)....................................                    874,052
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Gildemeister AG Rights 11/30/00
   (Cost $0)...........................................       2,400            251
                                                                       -----------
TOTAL -- GERMANY
  (Cost $1,332,074)....................................                    874,303
                                                                       -----------
FRANCE -- (7.1%)
COMMON STOCKS -- (7.1%)
 Boiron SA.............................................         300         18,280
 Bollore Technologies SA...............................         200         42,654
 Brioche Pasquier SA...................................         200         18,977
 Carbone Lorraine......................................         400         17,671
 *Comptoir des Entrepreneurs SA........................         690         17,719
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................         100         40,913
 *DMC (Dollfus Mieg et Cie)............................         300          4,210
 Damart SA.............................................         300         21,153
 De la Rue Imperiale de Lyon...........................          20         37,048
 Fimalac SA............................................       1,650         54,594
 GFI Industries SA.....................................         500         12,579
 Gaumont...............................................         411         17,656
 *Generale de Geophysique SA...........................         435         24,727
 Grandvision SA........................................         600         11,569
 Groupe Andre SA.......................................         304         34,984
 Groupe du Louvre SA...................................         700         41,436
 Groupe Norbert Dentressangle SA.......................         600          9,407
 Guyenne et Gascogne SA................................         300         23,086
 *Infogrames Entertainment SA..........................       2,750         53,383
 Legris Industries SA..................................         400         14,537
 *Metaleurop SA........................................       1,500          7,652
 *Moulinex SA..........................................       2,880         12,460
 Nord-Est SA...........................................         752         17,995
 Remy Cointreau SA.....................................         921         32,911
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................         160         22,549

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 SR Teleperformance....................................       1,656    $    52,040
 Signaux et d'Equipements Electroniques SA.............         321          6,977
 *Simco SA.............................................         303         19,017
 Skis Rossignol SA.....................................         648          9,719
 Sommer-Allibert SA....................................         900         43,677
 Sopra SA..............................................         500         33,471
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................         400         19,360
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $710,908)......................................                    794,411
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01.......         752          1,637
 *Simco SA CVG Warrants 10/31/03.......................         303          1,548
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $2,374)........................................                      3,185
                                                                       -----------
TOTAL -- FRANCE
  (Cost $713,282)......................................                    797,596
                                                                       -----------
AUSTRALIA -- (5.0%)
COMMON STOCKS -- (4.9%)
 Adelaide Bank, Ltd....................................       6,122         17,027
 *Anaconda Nickel NL...................................      17,171         20,457
 Ashton Mining, Ltd....................................      22,406         23,560
 *Aurora Gold, Ltd.....................................      15,600          1,681
 Australand Holdings, Ltd..............................      23,300         16,170
 *Australian Magnesium Corp., Ltd......................       8,556         10,346
 Bank of Queensland, Ltd...............................       6,596         19,871
 Caltex Australia, Ltd.................................      13,014         14,711
 Capral Aluminium, Ltd.................................       9,174         10,949
 *Centaur Mining & Exploration, Ltd....................       1,601            396
 *Climax Mining, Ltd...................................       1,273             58
 Crane (G.E) Holdings, Ltd.............................       3,990         14,580
 Evans Deakin Industries, Ltd..........................       7,149          7,593
 Foodland Associates, Ltd..............................       4,429         20,142
 GWA International, Ltd................................      11,676         10,988
 Goldfields, Ltd.......................................      22,716         19,467
 Hills Industries, Ltd.................................      16,695         21,066
 Hills Motorway Group..................................       8,917         21,472
 Iama, Ltd.............................................      14,718         12,226
 Jupiters, Ltd.........................................      11,343         24,153
 National Foods, Ltd...................................      13,519         16,703
 *North Flinders Mines, Ltd............................       6,728         18,040
 OPSM Protector, Ltd...................................       2,313          2,274
 Origin Energy, Ltd....................................      27,589         31,911
 Pacific BBA, Ltd......................................       6,021          9,655
 *Petsec Energy, Ltd...................................       4,391            242
 *Resolute, Ltd........................................      10,133            613
 Ridley Corp., Ltd.....................................      36,249         12,960
 Simsmetal, Ltd........................................       3,662         11,032
 Sonic Healthcare, Ltd.................................      15,918         75,739
 Sons of Gwalia, Ltd...................................       4,806         15,540
 Spotless Group, Ltd...................................       9,307         34,742
 Thakral Holdings Group................................      75,575         23,841
 Tourism Assets Holdings, Ltd..........................      35,578         10,849
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $708,943)......................................                    551,054
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar (Cost $6,964)......................                      6,778
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Ridley Corp., Ltd. Options 04/30/02 (Cost $0)........       3,486    $       293
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $715,907)......................................                    558,125
                                                                       -----------
SINGAPORE -- (4.8%)
COMMON STOCKS -- (4.7%)
 Amtek Engineering, Ltd................................      18,750          5,131
 Avimo Group, Ltd......................................      11,000         22,201
 Bukit Sembawang Estates, Ltd..........................       1,000          7,013
 Comfort Group, Ltd....................................      55,500         18,036
 First Capital Corp., Ltd..............................      33,000         25,588
 GK Goh Holdings, Ltd..................................      17,000          6,736
 Haw Par Brothers International, Ltd...................      24,000         45,976
 Hitachi Zosen (Singapore), Ltd........................      22,000          4,766
 Hotel Plaza, Ltd......................................      25,000          5,915
 Hotel Properties, Ltd.................................      32,000         27,732
 Inchcape Motors, Ltd..................................      18,000         13,547
 K1 Ventures, Ltd......................................     120,000         11,289
 Keppel Fels Energy and Infrastructure, Ltd............      27,000         16,625
 Keppel Telecommunications and Transportation, Ltd.....      27,000         23,091
 Kim Eng Holdings, Ltd.................................      65,000         31,871
 Labroy Marine, Ltd....................................     100,000         17,104
 Marco Polo Developments, Ltd..........................      29,000         27,777
 *Orchard Parade Holdings, Ltd.........................      11,239          3,717
 *Osprey Maritime, Ltd.................................      69,000         41,307
 Overseas Union Enterprise, Ltd........................       6,000         21,893
 Robinson & Co., Ltd...................................       9,600         22,879
 *Scotts Holdings, Ltd.................................      25,000          5,416
 Sime Singapore, Ltd...................................      49,000         24,445
 Straits Trading Co., Ltd..............................      61,200         59,318
 *Tuan Sing Holdings, Ltd..............................      44,000          4,641
 *United Overseas Bank Securities......................      13,000          4,632
 *Van der Horst, Ltd...................................       4,000          1,015
 Vickers Ballas Holdings, Ltd..........................      29,000         11,739
 Wing Tai Holdings, Ltd................................      25,000         18,245
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $614,451)......................................                    529,645
                                                                       -----------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible) (Cost $5,895)..........................       9,900          7,846
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars (Cost $4,625)......................                      4,607
                                                                       -----------
TOTAL -- SINGAPORE
  (Cost $624,971)......................................                    542,098
                                                                       -----------
HONG KONG -- (4.7%)
COMMON STOCKS -- (4.7%)
 *Allied Group, Ltd....................................     276,000         17,163
 *Allied Properties (Hong Kong), Ltd...................     142,000          7,101
 Asia Financial Holdings, Ltd..........................      52,762          8,321
 Asia Standard International Group, Ltd................     116,666          2,902
 Cafe de Coral Holdings, Ltd...........................      78,000         29,752
 *Century City International Holdings, Ltd.............     394,000          7,830
 Champion Technology Holdings, Ltd.....................     255,247          7,789
 Chen Hsong Holdings, Ltd..............................      72,000         11,078

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *China Aerospace International Holdings, Ltd..........      46,800    $     4,380
 *China Everbright Technology, Ltd.....................     206,000         10,829
 China Foods Holdings, Ltd.............................      30,000          5,616
 China Hong-Kong Photo Products Holdings, Ltd..........      90,000          7,962
 China Motor Bus Co., Ltd..............................       1,600          9,765
 *China Online (Bermuda), Ltd..........................     740,000         10,247
 Continental Mariner Investment Co., Ltd...............      60,000          7,693
 Cross Harbour Tunnel Co., Ltd.........................      29,000         11,805
 *DigitalHongKong.com..................................         329             13
 *Dong-Jun Holdings, Ltd...............................      92,000            177
 Dynamic Holdings, Ltd.................................      92,000          8,493
 Elec & Eltek International Holdings, Ltd..............     110,000         12,975
 FPB Bank Holding Co., Ltd.............................      50,000         21,476
 *Founder Holdings, Ltd................................     122,000         32,066
 Four Seas Frozen Food Holdings, Ltd...................      22,620          1,291
 Four Seas Mercantile Holdings, Ltd....................      60,000         14,616
 Gold Peak Industries (Holdings), Ltd..................      81,250         20,314
 Goldlion Holdings, Ltd................................      37,000          1,565
 Grande Holdings, Ltd..................................      28,000         19,565
 Great Wall Electronic International, Ltd..............     142,640          3,219
 Harbour Centre Development, Ltd.......................       9,000          6,000
 International Bank of Asia, Ltd.......................     138,285         29,432
 JCG Holdings, Ltd.....................................      28,000         12,924
 *Kumagai Gumi Hong Kong, Ltd..........................      27,000          3,704
 *Lai Sun Development Co., Ltd.........................      86,000          2,690
 *Lai Sun Hotels International, Ltd....................     150,000          3,173
 Liu Chong Hing Investment, Ltd........................      18,000          9,808
 Moulin International Holdings, Ltd....................     105,393          7,973
 Ngai Lik Industrial Holdings, Ltd.....................      94,000         35,554
 *Oriental Press Group, Ltd............................     102,000         11,509
 *QPL International Holdings, Ltd......................      23,000         12,459
 Sea Holdings, Ltd.....................................      38,000          8,770
 *Semi-Tech (Global) Co., Ltd..........................      68,346            228
 Shaw Brothers Hong Kong, Ltd..........................      20,000         15,770
 Shell Electric Manufacturing (Holdings) Co., Ltd......      45,600          6,665
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................      90,000          2,308
 Shun Tak Holdings, Ltd................................     224,000         24,125
 *Silver Grant International Industries, Ltd...........      40,000          2,487
 Sime Darby Hong Kong, Ltd.............................      20,000          9,744
 Sun Hung Kai & Co., Ltd...............................      59,000          9,834
 Tai Cheung Holdings, Ltd..............................      25,000          3,302
 *Tem Fat Hing Fung (Holdings), Ltd....................     348,000         11,824
 *Triplenic Holdings, Ltd..............................     168,000          1,163
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $1,039,110)....................................                    527,449
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars (Cost $1,178)......................                      1,178
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Asia Standard International Group, Ltd. Warrants
   09/30/01 (Cost $0)..................................      23,333             60
                                                                       -----------
TOTAL -- HONG KONG
  (Cost $1,040,288)....................................                    528,687
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------
SWITZERLAND -- (3.5%)
COMMON STOCKS -- (3.5%)
 Agie Charmilles Holding AG............................         200    $    21,316
 Axantis Holding AG....................................          96         17,422
 Bank Sarasin & Cie Series B, Basel....................          10         30,938
 Bobst SA, Prilly......................................          20         25,464
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................         100         14,403
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...          60         19,116
 Financiere Michelin, Granges-Paccot...................          50         16,707
 Forbo Holding AG, Eglisau.............................          51         21,096
 Generali (Switzerland) Holdings, Adliswil.............          80         22,953
 Kraftwerk Laufenburg, Laufenburg......................         100         18,436
 Moevenpick-Holding, Zuerich...........................          40         16,823
 Oz Holding, Zuerich...................................          20         27,078
 Phoenix Mecano AG, Stein am Rhein.....................          50         31,945
 Sarna Kunststoff Holding AG, Sarnen...................          15         17,240
 Schweizerische National Versicherungs Gesellschaft....          30         17,629
 Sika Finanz AG, Baar..................................          90         22,581
 *Unaxis Holding AG....................................          60         13,136
 *Von Roll Holding AG, Gerlafingen.....................       1,359         11,157
 Zuercher Ziegeleien Holding, Zuerich..................          27         25,666
                                                                       -----------
TOTAL -- SWITZERLAND
  (Cost $426,270)......................................                    391,106
                                                                       -----------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Allgon AB Series B....................................       1,400         12,634
 Avesta Sheffield AB...................................      14,800         42,207
 Bergman & Beving AB Series B..........................       2,500         27,172
 Carbo AB..............................................       2,400         37,692
 Catena AB Series A....................................       1,700         11,358
 Esselte AB Series A...................................       1,400          6,701
 Esselte AB Series B...................................       1,100          5,375
 Garphyttan Industrier AB..............................       1,680         14,407
 Hoeganges AB Series B.................................       1,300         18,407
 *Icon Medialab International AB.......................       1,500          6,581
 Lindex AB.............................................         700         12,075
 Mandator AB...........................................       3,000          5,265
 Nobelpharma AB........................................       1,400         43,419
 Rottneros Bruk AB.....................................      11,700          9,158
 Scandic Hotels AB.....................................       2,300         24,081
 Scribona AB Series A..................................       1,500          2,543
 Sifo Group AB Em 00...................................       2,400         28,239
 Tietoenator Corp......................................       1,015         19,938
 Trelleborg AB Series B................................       3,600         25,846
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $463,731)......................................                    353,098
                                                                       -----------
NETHERLANDS -- (3.0%)
COMMON STOCKS -- (3.0%)
 Boskalis Westminster NV...............................       1,200         28,726
 *Computer Services Solutions Holding NV...............         700         12,461
 Grolsche NV...........................................         800         16,539
 Hollandsche Beton Groep NV............................       1,597         14,180
 Internatio-Mueller NV.................................       1,285         27,517
 Kempen & Co. NV.......................................         336         19,026
 Koninklijke Ahrend NV.................................       1,316         20,162

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Koninklijke Frans Maas Groep NV.......................         810    $    18,474
 *Koninklijke Nedlloyd NV..............................         922         18,460
 Koninklijke Volker Wessels Stevin NV..................         988         16,341
 NBM-Amstelland NV.....................................       1,158         16,582
 Schuttersveld NV......................................       1,284         18,331
 *Semiconductor Industries NV..........................       1,100          8,905
 Stork NV..............................................         900          9,950
 *Toolex International NV..............................       1,300         14,146
 Twentsche Kabel Holding NV............................         646         19,288
 Unique International NV...............................         729         15,548
 Van der Mollen Holding NV.............................         319         25,436
 Wegener Arcade NV ....................................       1,631         21,297
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $427,768)......................................                    341,369
                                                                       -----------
SPAIN -- (2.7%)
COMMON STOCKS -- (2.7%)
 Abengoa SA............................................         700         19,560
 *Amper SA.............................................       1,600          9,290
 Asturiana del Zinc SA.................................       2,100         16,398
 Banco de Valencia SA..................................       3,300         24,417
 Banco Zaragozano SA...................................       6,000         45,544
 Campofrio Alimentacion SA.............................       1,100         11,730
 Cementos Portland SA..................................       1,000         21,771
 Cristaleria Espanola SA, Madrid.......................         400         10,568
 Empresa Nacional de Celulosa SA.......................       1,000         13,797
 *Europistas Concesionaria Espanola SA.................       3,356         11,832
 *Grupo Empresarial Ence SA............................         200          2,766
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................       3,300         19,390
 *Inmobiliaria Urbis SA................................       4,600         16,898
 Portland Valderrivas SA...............................         900         15,865
 Prosegur Cia de Seguridad SA..........................       2,200         22,215
 *Puleva SA............................................      13,900         19,239
 Uralita SA............................................       1,900          9,808
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       2,730         12,833
                                                                       -----------
TOTAL -- SPAIN
  (Cost $351,147)......................................                    303,921
                                                                       -----------
ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
 *Ansaldo Trasporti SpA................................       7,000          5,868
 Banco di Desio e della Brianza SpA....................       5,000         15,843
 Buzzi Unicem SpA......................................       3,000         23,007
 Cia Assicuratrice Unipol SpA..........................       6,000         18,646
 *Dalmine SpA..........................................      82,000         26,982
 Gewiss SpA............................................       6,000         31,965
 Impregilo SpA.........................................      19,000          9,808
 Italmobiliare SpA, Milano.............................         750         20,174
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      11,448         16,443
 *Premaimm SpA.........................................       7,400          1,749
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................       5,000         41,914
 SMI STA Metallurgica Italiana SpA.....................      31,000         18,674
 SNIA SpA..............................................      11,700         25,258
 Vianini Lavori SpA....................................      11,000         23,077
                                                                       -----------
TOTAL -- ITALY
  (Cost $251,235)......................................                    279,408
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

DENMARK -- (2.1%)
COMMON STOCKS -- (2.1%)
 Alm Brand A.S. Series B...............................         623    $     8,000
 Bang & Olufsen Holding A.S. Series B..................         450         19,332
 Coloplast A.S. Series B...............................         808         34,900
 DFDS A.S., Copenhagen.................................         384         13,269
 Danske Traelastko.....................................         200         18,444
 FLS Industries........................................       1,240         17,418
 Jyske Bank A.S........................................       1,110         20,214
 Korn-Og Foderstof Kompagnet A.S.......................         700         13,075
 Nordiske Kabel og Traadfabrikker Holding A.S..........         192         35,861
 Radiometer A.S. Series B..............................         432         10,590
 Sas Danmark A.S.......................................       1,739         15,225
 *Topdanmark A.S.......................................       1,450         27,421
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $270,184)......................................                    233,749
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone (Cost $975).............................                        958
                                                                       -----------
TOTAL -- DENMARK
  (Cost $271,159)......................................                    234,707
                                                                       -----------
NORWAY -- (1.8%)
COMMON STOCKS -- (1.8%)
 *Aker Maritim ASA.....................................       2,500         20,222
 Hafslund ASA..........................................       4,500         20,627
 *Leif Hoegh & Co. ASA.................................       1,812         14,266
 Nera ASA..............................................       4,600         21,730
 *Prosafe ASA..........................................       1,400         20,535
 Rieber and Son ASA Series A...........................       3,600         22,325
 Smedvig ASA Series A..................................       2,600         19,629
 *Tandberg ASA.........................................       2,600         30,569
 *Tandberg Television ASA..............................       2,600         19,068
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       1,400         12,080
                                                                       -----------
TOTAL -- NORWAY
  (Cost $224,316)......................................                    201,051
                                                                       -----------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
 Amer-Yhtymae Oyj Series A.............................       1,100         26,380
 Finnair Oyj...........................................       3,800         13,794
 Finnlines Oy..........................................         900         15,591
 Instrumentarium Oy....................................         800         16,003
 KCI Konecranes International Oyj......................         600         14,833
 Kemira Oyj............................................       4,600         21,543
 Partek Oyj............................................       1,900         20,013
 *Stonesoft Corp.......................................       2,191         30,096
 Tamro Oyj.............................................       4,800          7,730
 Uponor Oyj Series A...................................       1,500         23,765
 Viking Line AB........................................         400          7,382
                                                                       -----------
TOTAL -- FINLAND
  (Cost $238,581)......................................                    197,130
                                                                       -----------
NEW ZEALAND -- (1.3%)
COMMON STOCKS -- (1.3%)
 Fernz Corp., Ltd......................................       6,407         10,328
 Independent Newspapers, Ltd. (Auckland)...............      15,600         21,115
 Natural Gas Corp. Holdings, Ltd.......................      42,480         23,696
 New Zealand Refining Co., Ltd.........................       1,008          5,354

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ports of Auckland.....................................       5,962    $    10,515
 Trustpower, Ltd.......................................      18,000         22,149
 United Networks, Ltd..................................       6,200         19,733
 Warehouse Group, Ltd..................................      14,308         34,918
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $184,195)......................................                    147,808
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar (Cost $2,024).....................                      2,037
                                                                       -----------
TOTAL -- NEW ZEALAND
  (Cost $186,219)......................................                    149,845
                                                                       -----------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 Ackermans & Van Haaren SA.............................       1,200         35,788
 Afrifina..............................................         140         11,651
 *Brederode SA.........................................         102          2,233
 CMB (Cie Martime Belge)...............................         300         20,892
 Cofinimmo SA..........................................         220         16,661
 Creyf's SA............................................         700         14,929
 Deceuninck SA.........................................       1,300         15,843
 Immobel (Cie Immobiliere de Belgique SA)..............         200          6,964
 Spector Photo Group SA................................         188          3,003
                                                                       -----------
TOTAL -- BELGIUM
  (Cost $163,410)......................................                    127,964
                                                                       -----------
AUSTRIA -- (1.1%)
COMMON STOCKS -- (1.1%)
 BBAG Oesterreichische Brau-Beteiligungs...............         362         13,235
 Bohler Uddeholm AG....................................         385         11,908
 Brau Union Goess-Reinighaus AG........................         420         15,666
 Flughafen Wien AG.....................................         543         18,969
 Mayr-Melnhof Karton AG................................         420         16,547
 Oberbank AG...........................................         305         17,828
 Rhi AG, Wien..........................................         833         16,352
 Va Technologie AG.....................................         444         13,837
                                                                       -----------
TOTAL -- AUSTRIA
  (Cost $164,621)......................................                    124,342
                                                                       -----------
                                                            SHARES           VALUE+
                                                            ------           ------

IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 Anglo Irish Bank Corp. P.L.C..........................       7,285    $    17,630
 DCC P.L.C.............................................       2,250         21,349
 Green Property Co.....................................       3,447         20,854
 Greencore Group P.L.C.................................       6,175         13,169
 IAWS Group P.L.C......................................       4,260         27,256
 Waterford Wedgwood P.L.C..............................      19,145         20,332
                                                                       -----------
TOTAL -- IRELAND
  (Cost $117,585)......................................                    120,590
                                                                       -----------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency (Cost $12,577).........................                     12,769
                                                                       -----------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Kuala Lumpur Industries Holdings Berhad..............      12,000          1,563
 *Promet Berhad........................................      23,000          1,755
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $36,685).......................................                      3,318
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $196,463) to be
   repurchased at $193,032
   (Cost $193,000).....................................    $    193        193,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,987,619)++.................................                $11,248,148
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $15,020,621.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2000

                                        FACE
                                       AMOUNT          VALUE+
                                       ------          ------
                                       (000)
BONDS -- (47.0%)
American International Group, Inc.
  Medium Term Notes
    5.375%, 03/26/01..............      $500     $   498,040
Asian Development Bank Medium Term
  Notes
    8.500%, 05/02/01..............       500         504,111
Associates Corp. of North America
  Medium Term Notes
    5.600%, 01/15/01..............       500         499,211
Bank of America Medium Term Notes
    6.050%, 07/19/01..............       500         498,352
DuPont (E.I.) de Nemours & Co.,
  Inc. Medium Term Notes
    6.690%, 03/13/01..............       600         598,888
Elf Aquitaine Corporate Bonds
    8.000%, 10/15/01..............       500         506,170
FCC National Bank Medium Term
  Notes
    5.380%, 04/26/01..............       500         497,499
Ford Motor Credit Co. Corporate
  Bonds
    7.000%, 09/25/01..............       600         601,174
IBM Corp. Medium Term Notes
    5.950%, 06/04/01..............       500         497,411
Interamerican Development Bank
  Corporate Bonds
    8.500%, 05/01/01..............       500         503,957
National Rural Utilities
  Cooperative Finance Corp. Medium
  Term Notes
    5.280%, 02/04/02..............       600         591,179
Norwest Financial, Inc. Corporate
  Bonds
    5.500%, 03/19/01..............       500         497,850
Paccar Financial Corp. Medium Term
  Notes
    6.050%, 05/15/01..............       500         498,817
Shell Canada, Ltd. Medium Term
  Notes
    8.875%, 01/14/01..............       600         601,404
Southwestern Bell Telephone Co.
  Corporate Bonds
    6.375%, 04/01/01..............       600         598,858
Toyota Motor Credit Corp.
  Corporate Bonds
    5.500%, 09/17/01..............       600         594,712
Wachovia Bank N.A. Medium Term
  Notes
    5.400%, 03/15/01..............       500         498,219
Wal-Mart Stores, Inc. Medium Term
  Notes
    6.150%, 08/10/01..............       500         498,868
                                                 -----------
TOTAL BONDS
  (Cost $9,593,575)...............                 9,584,720
                                                 -----------
                                        FACE
                                       AMOUNT          VALUE+
                                       ------          ------
                                       (000)
COMMERCIAL PAPER -- (20.4%)
Barton Capital Corp. C.P.
    6.700%, 01/05/01..............      $600     $   596,132
Beta Finance Corp. C.P.
    6.550%, 01/12/01..............       500         496,133
British Telecommunications, Inc.
  C.P.
    6.710%, 02/12/01..............       500         493,389
Ciesco L.P. C.P.
    6.540%, 01/12/01..............       600         595,359
Enterprise Funding Corp. C.P.
    6.540%, 01/17/01..............       500         495,685
General Electric Capital Corp.
  C.P.
    6.500%, 01/31/01..............       500         494,502
KFW International Finance, Inc.
  C.P.
    6.500%, 01/22/01..............       500         495,197
Windmill Funding Corp. C.P.
    6.470%, 12/14/00..............       500         498,816
                                                 -----------
TOTAL COMMERCIAL PAPER
  (Cost $4,165,251)...............                 4,165,213
                                                 -----------

AGENCY OBLIGATIONS -- (17.1%)
Federal Farm Credit Bank

                                       AMOUNT          VALUE+
                                       ------          ------
                                       (000)
    5.125%, 04/02/01..............       400         398,124
    5.875%, 07/02/01..............       500         498,250
Federal Home Loan Bank
    5.625%, 03/19/01..............       600         598,340
    5.125%, 04/17/01..............       500         497,390
Federal National Mortgage
  Association
    5.310%, 05/18/01..............       500         497,501
    5.440%, 05/21/01..............       500         497,753
    5.820%, 07/19/01..............       500         498,334
                                                 -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $3,498,526)...............                 3,485,692
                                                 -----------

CERTIFICATES OF DEPOSIT -- (7.8%)
Bayerische Landesbank

                                       AMOUNT          VALUE+
                                       ------          ------
                                       (000)
    6.060%, 06/18/01..............       500         498,584
Canadian Imperial Bank Corp.
    7.090%, 05/04/01..............       600         600,720
Commerzbank AG
    7.360%, 05/25/01..............       500         501,400
                                                 -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $1,600,000)...............                 1,600,704
                                                 -----------
VARIABLE RATE OBLIGATIONS -- (2.9%)
 Chase Manhattan Corp. 6.960%,
   ***12/11/00 (Cost $601,376)....       600         601,500
                                                 -----------

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

                                                                  FACE
                                                                 AMOUNT          VALUE+
                                                                 ------          ------
                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (3.5%)
    Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
     12/01/20000 (Collateralized by U.S. Treasury Notes
     5.875%, 11/30/01, valued at $716,205) to be repurchased
     at $705,117. (Cost $705,000)...........................      $705     $   705,000
                                                                           -----------
TOTAL INVESTMENTS - (98.7%)
  (Cost $20,163,728)++......................................                20,142,829
                                                                           -----------
OTHER ASSETS AND LIABILITIES -- (1.3%)
 Interest Receivable........................................                   279,419
 Other Liabilities in Excess of Other Assets................                   (13,162)
                                                                           -----------
                                                                               266,257
                                                                           -----------
NET ASSETS -- (100.0%)
  Applicable to 1,928,152 Outstanding $0.01 Par Value Shares
  (50,000,000 Shares Authorized)............................               $20,409,086
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....               $     10.58
                                                                           ===========

-----------------------------------------------------------------
  +  See Note B to Financial Statements.
***  Rates shown are the rates as of November 30, 2000, and
     maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $20,163,728.

                See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 2000

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (45.6%)
COMMERCIAL PAPER -- (32.9%)
AIG Funding, Inc. C.P.
 6.480%, 02/20/01......................................        400     $   394,159
AT&T Corp. C.P.
    6.510%, 01/12/01...................................        400         396,906
Aegon Funding Corp. C.P.
    6.520%, 02/13/01...................................        400         394,664
BASF AG C.P.
    6.445%, 03/27/01...................................        400         391,738
Barton Capital Corp. C.P.
    6.700%, 01/05/01...................................        400         397,422
British Telecommunications, Inc. C.P.
    6.710%, 01/03/01...................................        300         298,168
CC (USA), Inc. C.P.
    6.500%, 03/05/01...................................        400         393,232
Ciesco L.P. C.P.
    6.540%, 01/12/01...................................        400         396,906
Enterprise Funding Corp. C.P.
    6.540%, 01/17/01...................................        400         396,548
General Electric Capital Corp. C.P.
    6.460%, 02/21/01...................................        400         394,087
Govco, Inc. C.P.
    6.560%, 01/17/01...................................        400         396,527
National Rural Utilities Cooperative Finance C.P.
    6.440%, 03/22/01...................................        400         392,008
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................        300         296,765
Windmill Funding Corp. C.P.
    6.580%, 01/03/01...................................        400         397,543
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $5,336,874)....................................                  5,336,673
                                                                       -----------
BONDS -- (12.7%)
Amoco Canada Eurobond
    7.250%, 09/17/02...................................        200         201,600
Associates Corp. of North America Corporate Bonds
    6.625%, 05/15/01...................................        300         299,743
Credit Locale de France Holding SA Eurobond
    7.125%, 02/18/02...................................        100         100,479
France Telecom SA Eurobond
    6.875%, 10/01/01...................................        300         299,820
Glaxo K.K. Eurobond
    7.000%, 05/02/02...................................        300         299,550
Toyota Motor Credit Corp.
    1.000%, 12/20/04...................................     30,000         272,061
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................        300         298,931
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................        300     $   299,321
                                                                       -----------
TOTAL BONDS
  (Cost $2,087,246)....................................                  2,071,505
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $7,424,120)....................................                  7,408,178
                                                                       -----------

GERMANY -- (13.9%)
BONDS -- (13.9%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Bayerische Landesbank
    4.375%, 02/28/02...................................      1,000         440,360
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................        400         182,005
German Government Bond
    4.750%, 11/20/01...................................        500         434,508
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................        600         262,266
LB Baden-Wuerttemberg
    7.750%, 02/20/02...................................        500         229,082
Rheinische Hypobank AG
    5.500%, 12/05/01...................................        400         349,626
Westfalische Hypotheken Bank
    5.250%, 09/02/02...................................        400         349,034
                                                                       -----------
TOTAL -- GERMANY
  (Cost $2,303,326)....................................                  2,246,881
                                                                       -----------

JAPAN -- (12.0%)
BONDS -- (12.0%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Asian Development Bank
    5.000%, 02/05/03...................................     45,000         444,958
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................     32,000         298,590
European Investment Bank
    0.875%, 11/08/04...................................     44,000         399,440
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................     37,000         339,350
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................     17,000         154,168
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................     30,000         314,310
                                                                       -----------
TOTAL -- JAPAN
  (Cost $1,903,884)....................................                  1,950,816
                                                                       -----------

SWEDEN -- (9.3%)
BONDS -- (9.3%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Denmark Kingdom
    5.375%, 09/15/03...................................      4,000         401,171
Kommuninvest
    5.875%, 01/15/04...................................      3,000         303,870
Oresundskonsortiet,
    5.500%, 08/19/04...................................      4,000         400,852

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Sweden (Kingdom of)
    5.000%, 01/15/04...................................      4,000     $   401,251
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $1,513,388)....................................                  1,507,144
                                                                       -----------

NETHERLANDS -- (5.1%)
BONDS -- (5.1%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Bank Nederlandse Gemeenten NV
    7.625%, 12/16/02...................................        250         103,026
Nederlandse Waterschapsbank NV
    5.125%, 12/30/02...................................        700         276,106
Netherlands (Government of)
    8.750%, 09/15/01...................................        500         447,000
                                                                       -----------
TOTAL -- NETHERLANDS
  (Cost $875,487)......................................                    826,132
                                                                       -----------

FRANCE -- (3.5%)
BONDS -- (3.5%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Credit Locale de France SA Eurobond
    6.000%, 07/01/02...................................      1,000         134,033
France (Government of) BTAN
    5.500%, 10/12/01...................................        500         436,989
                                                                       -----------
TOTAL -- FRANCE
  (Cost $609,287)......................................                    571,022
                                                                       -----------

AUSTRALIA -- (3.1%)
BONDS -- (3.1%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Airservices Australia
    7.375%, 11/15/01...................................        250         132,421
Alberta (Province of)
    7.000%, 03/20/02...................................        500         264,603
State Bank of New South Wales
    11.750%, 08/16/01..................................        200         108,811
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $690,704)......................................                    505,835
                                                                       -----------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

BELGIUM -- (2.6%)
Belgium Kingdom Treasury Bill
  5.060% 09/06/01
    (Cost $405,943)....................................        500     $   417,119
                                                                       -----------

CANADA -- (0.4%)
BONDS -- (0.4%)

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Toyota Credit Canada, Inc.
    7.375%, 12/31/01 (Cost $75,390)....................        100          65,964
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (3.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $547,073) to be
   repurchased at $538,090
   (Cost $538,000).....................................        538         538,000

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
                                                                       -----------
TOTAL INVESTMENTS -- (98.8%)(Cost$16,339,529)++........                 16,037,091
                                                                       -----------
OTHER ASSETS AND LIABILITIES -- (1.2%)
Interest Receivable....................................                    247,836
Other Liabilities in Excess of Other Assets............                    (47,617)
                                                                       -----------
                                                                           200,219
                                                                       -----------
NET ASSETS -- (100.0%) Applicable to 1,519,846
  Outstanding $0.01 Par Value Shares (50,000,000 Shares
  Authorized)..........................................                $16,237,310
                                                                       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $     10.68
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
  ++  The cost for federal income tax purposes is $16,339,529.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 VA SMALL          VA LARGE
                                                                   VALUE             VALUE
                                                                 PORTFOLIO         PORTFOLIO
                                                              ---------------   ---------------
ASSETS:
Investments at Value........................................    $   19,410        $   30,292
Collateral for Securities Loaned............................           758               203
Receivables:
  Dividends and Interest....................................            28               108
  Investment Securities Sold................................             9               470
                                                                ----------        ----------
    Total Assets............................................        20,205            31,073
                                                                ----------        ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................           758               203
  Investment Securities Purchased...........................           297                --
  Fund Shares Redeemed......................................             2                19
Loan Payable................................................            --               436
Accrued Expenses and Other Liabilities......................            16                19
                                                                ----------        ----------
    Total Liabilities.......................................         1,073               677
                                                                ----------        ----------

NET ASSETS..................................................    $   19,132        $   30,396
                                                                ==========        ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................     1,738,482         2,334,690
                                                                ==========        ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....    $    11.01        $    13.02
                                                                ==========        ==========

Investments at Cost.........................................    $   23,507        $   32,674
                                                                ==========        ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              VA INTERNATIONAL   VA INTERNATIONAL
                                                                   VALUE              SMALL
                                                                 PORTFOLIO          PORTFOLIO
                                                              ----------------   ----------------
ASSETS:
Investments at Value........................................     $   20,900         $   11,248
Collateral for Securities Loaned............................            114                194
Cash........................................................             16                 15
Receivables:
  Dividends, Interest and Foreign Tax Reclaims..............             75                 43
  Fund Shares Sold..........................................             --                 73
  Investment Securities Sold................................             71                 --
                                                                 ----------         ----------
    Total Assets............................................         21,176             11,573
                                                                 ----------         ----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................            114                194
  Fund Shares Redeemed......................................             16                 --
Accrued Expenses and Other Liabilities......................             14                 12
                                                                 ----------         ----------
    Total Liabilities.......................................            144                206
                                                                 ----------         ----------

NET ASSETS..................................................     $   21,032         $   11,367
                                                                 ==========         ==========

SHARES OUTSTANDING, $.01 PAR VALUE (50,000,000 Shares
  Authorized)...............................................      1,834,731          1,487,697
                                                                 ==========         ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....     $    11.46         $     7.64
                                                                 ==========         ==========

Investments at Cost.........................................     $   21,340         $   14,988
                                                                 ==========         ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                                                            VA
                                                                   VA SMALL          VA LARGE          INTERNATIONAL
                                                                     VALUE             VALUE               VALUE
                                                                   PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                                   ---------         ---------         -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $0, $0 and
    $42, respectively)......................................        $   250           $  740              $   492
  Interest..................................................             19               20                   29
  Income from Securities Lending............................             37                2                    9
                                                                    -------           ------              -------
      Total Investment Income...............................            306              762                  530
                                                                    -------           ------              -------
EXPENSES
  Investment Advisory Services..............................            100               77                   89
  Accounting & Transfer Agent Fees..........................             20               32                   28
  Custodian's Fees..........................................              2                3                   10
  Legal Fees................................................              1               --                   --
  Audit Fees................................................              3                5                    4
  Filing Fees...............................................              1                2                   --
  Shareholders' Reports.....................................              7               14                   10
  Other.....................................................              1                5                    6
                                                                    -------           ------              -------
      Total Expenses........................................            135              138                  147
                                                                    -------           ------              -------
  NET INVESTMENT INCOME.....................................            171              624                  383
                                                                    -------           ------              -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........          3,204            2,220                1,180
  Net Realized Loss on Foreign Currency Transactions........             --               --                   (2)
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............         (2,088)          (2,350)              (1,918)
      Translation of Foreign Currency Denominated Amounts...             --               --                   (3)
                                                                    -------           ------              -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................          1,116             (130)                (743)
                                                                    -------           ------              -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $ 1,287           $  494              $  (360)
                                                                    =======           ======              =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

                                                                       VA
                                                                  INTERNATIONAL          VA SHORT-TERM          VA GLOBAL
                                                                      SMALL                  FIXED                 BOND
                                                                    PORTFOLIO              PORTFOLIO            PORTFOLIO
                                                                  -------------         ---------------         ----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $30, $0 and $0
    respectively)...........................................         $   322                    --                   --
  Interest..................................................              15                $1,236                $ 698
  Income from Securities Lending............................              11                    --                   --
                                                                     -------                ------                -----
      Total Investment Income...............................             348                 1,236                  698
                                                                     -------                ------                -----

EXPENSES
  Investment Advisory Services..............................              63                    50                   36
  Accounting & Transfer Agent Fees..........................              16                    10                   18
  Custodian's Fees..........................................              10                     2                    3
  Legal Fees................................................              --                     1                   --
  Audit Fees................................................               2                     2                    1
  Filing Fees...............................................              --                     1                    1
  Shareholders' Reports.....................................               8                     9                    6
  Other.....................................................               2                     5                    2
                                                                     -------                ------                -----
      Total Expenses........................................             101                    80                   67
                                                                     -------                ------                -----
  NET INVESTMENT INCOME.....................................             247                 1,156                  631
                                                                     -------                ------                -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold....             982                    (5)                 (78)
  Net Realized Gain on Foreign Currency Transactions........              --                    --                  550
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............          (1,768)                   78                 (178)
      Translation of Foreign Currency Denominated Amounts...              (1)                   --                  (77)
                                                                     -------                ------                -----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................            (787)                   73                  217
                                                                     -------                ------                -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  (540)               $1,229                $ 848
                                                                     =======                ======                =====

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                  VA SMALL VALUE PORTFOLIO              VA LARGE VALUE PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   2000               1999               2000               1999
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............           $   171            $    96            $   624            $   491
  Net Realized Gain on Investment
    Securities Sold...................             3,204              3,570              2,220              5,804
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities........................            (2,088)            (2,374)            (2,350)            (5,110)
                                                 -------            -------            -------            -------

      Net Increase in Net Assets
        Resulting from Operations.....             1,287              1,292                494              1,185
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............              (102)               (54)              (501)              (122)
  Net Realized Gains..................            (3,571)            (1,518)            (5,803)            (1,935)
                                                 -------            -------            -------            -------
      Total Distributions.............            (3,673)            (1,572)            (6,304)            (2,057)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             4,126              5,687              6,339              9,070
  Shares Issued in Lieu of Cash
    Distributions.....................             3,673              1,572              6,304              2,057
  Shares Redeemed.....................            (5,369)            (5,723)            (8,719)            (8,160)
                                                 -------            -------            -------            -------

      Net Increase from Capital Share
        Transactions..................             2,430              1,536              3,924              2,967
                                                 -------            -------            -------            -------

      Total Increase (Decrease).......                44              1,256             (1,886)             2,095

NET ASSETS
  Beginning of Period.................            19,088             17,832             32,282             30,187
                                                 -------            -------            -------            -------
  End of Period.......................           $19,132            $19,088            $30,396            $32,282
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               365                459                503                545
   Shares Issued in Lieu of Cash
     Distributions....................               357                134                502                136
   Shares Redeemed....................              (477)              (460)              (688)              (491)
                                                 -------            -------            -------            -------
                                                     245                133                317                190
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                      VA INTERNATIONAL                      VA INTERNATIONAL
                                                       VALUE PORTFOLIO                       SMALL PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   2000               1999               2000               1999
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............           $   383            $   372            $   247            $   201
  Net Realized Gain on Investment
    Securities Sold...................             1,180              1,649                982                377
  Net Realized Gain (Loss) on Foreign
    Currency Transactions.............                (2)                10                 --               (116)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency........................            (1,918)             1,383             (1,768)             1,494
    Translation of Foreign Currency
      Denominated Amounts.............                (3)                (4)                (1)                (2)
                                                 -------            -------            -------            -------

      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations....................              (360)             3,410               (540)             1,954
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............              (396)              (386)              (299)              (216)
  Net Realized Gains..................            (1,643)            (1,043)              (157)              (823)
                                                 -------            -------            -------            -------
      Total Distributions.............            (2,039)            (1,429)              (456)            (1,039)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             3,625              5,740              2,274              3,013
  Shares Issued in Lieu of Cash
    Distributions.....................             2,039              1,429                456              1,039
  Shares Redeemed.....................            (5,850)            (6,624)            (3,675)            (4,407)
                                                 -------            -------            -------            -------
      Net Increase (Decrease) from
        Capital Share Transactions....              (186)               545               (945)              (355)
                                                 -------            -------            -------            -------

      Total Increase (Decrease).......            (2,585)             2,526             (1,941)               560

NET ASSETS
  Beginning of Period.................            23,617             21,091             13,308             12,748
                                                 -------            -------            -------            -------
  End of Period.......................           $21,032            $23,617            $11,367            $13,308
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               309                474                280                385
   Shares Issued in Lieu of Cash
     Distributions....................               171                132                 57                149
   Shares Redeemed....................              (500)              (560)              (451)              (570)
                                                 -------            -------            -------            -------
                                                     (20)                46               (114)               (36)
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                        VA SHORT-TERM                           VA GLOBAL
                                                       FIXED PORTFOLIO                       BOND PORTFOLIO
                                                 ---------------------------           ---------------------------
                                                   YEAR               YEAR               YEAR               YEAR
                                                  ENDED              ENDED              ENDED              ENDED
                                                 NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                   2000               1999               2000               1999
                                                 --------           --------           --------           --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...............           $ 1,156            $   969            $   631            $   438
  Net Realized Gain (Loss) on
    Investment Securities Sold........                (5)                (7)               (78)                19
  Net Realized Gain on Foreign
    Currency Transactions.............                --                 --                550                174
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency........................                78               (102)              (178)              (336)
    Translation of Foreign Currency
      Denominated Amounts.............                --                 --                (77)               136
                                                 -------            -------            -------            -------

      Net Increase in Net Assets
        Resulting from Operations.....             1,229                860                848                431
                                                 -------            -------            -------            -------

Distributions From:
  Net Investment Income...............              (997)              (183)              (743)                (5)
  Net Realized Gains..................                --                (18)               (19)                (2)
                                                 -------            -------            -------            -------
      Total Distributions.............              (997)              (201)              (762)                (7)
                                                 -------            -------            -------            -------

Capital Share Transactions (1):
  Shares Issued.......................             5,737              8,986              5,394              5,435
  Shares Issued in Lieu of Cash
    Distributions.....................               997                201                762                  7
  Shares Redeemed.....................            (8,692)            (6,178)            (3,158)            (3,196)
                                                 -------            -------            -------            -------

      Net Increase (Decrease) from
        Capital Share Transactions....            (1,958)             3,009              2,998              2,246
                                                 -------            -------            -------            -------

      Total Increase (Decrease).......            (1,726)             3,668              3,084              2,670

NET ASSETS
  Beginning of Period.................            22,135             18,467             13,153             10,483
                                                 -------            -------            -------            -------
  End of Period.......................           $20,409            $22,135            $16,237            $13,153
                                                 =======            =======            =======            =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued......................               560                879                519                516
   Shares Issued in Lieu of Cash
     Distributions....................               100                 20                 75                  1
   Shares Redeemed....................              (855)              (606)              (305)              (303)
                                                 -------            -------            -------            -------
                                                    (195)               293                289                214
                                                 =======            =======            =======            =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                VA SMALL                                       VA LARGE
                                            VALUE PORTFOLIO                                VALUE PORTFOLIO
                          ----------------------------------------------------      ------------------------------
                            YEAR       YEAR       YEAR       YEAR       YEAR          YEAR       YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED         ENDED      ENDED      ENDED
                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,
                            2000       1999       1998       1997       1996          2000       1999       1998
                          --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of Period...  $ 12.78    $ 13.11    $ 15.45    $ 11.75     $ 9.69       $ 16.00    $ 16.51    $ 16.08
                          -------    -------    -------    -------     ------       -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.10       0.07       0.04       0.06       0.03          0.27       0.25       0.24
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....     0.58       0.76      (1.27)      3.78       2.05         (0.14)      0.38       1.47
                          -------    -------    -------    -------     ------       -------    -------    -------
    Total from
      Investment
      Operations........     0.68       0.83      (1.23)      3.84       2.08          0.13       0.63       1.71
                          -------    -------    -------    -------     ------       -------    -------    -------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.07)     (0.04)     (0.06)     (0.03)     (0.02)        (0.25)     (0.07)     (0.24)
  Net Realized Gains....    (2.38)     (1.12)     (1.05)     (0.11)        --         (2.86)     (1.07)     (1.04)
                          -------    -------    -------    -------     ------       -------    -------    -------
    Total
      Distributions.....    (2.45)     (1.16)     (1.11)     (0.14)     (0.02)        (3.11)     (1.14)     (1.28)
                          -------    -------    -------    -------     ------       -------    -------    -------
Net Asset Value, End of
  Period................  $ 11.01    $ 12.78    $ 13.11    $ 15.45     $11.75       $ 13.02    $ 16.00    $ 16.51
                          =======    =======    =======    =======     ======       =======    =======    =======
Total Return............     6.62%      7.10%     (8.45)%    33.02%     21.47%         1.52%      4.24%     11.46%
Net Assets, End of
  Period (thousands)....  $19,132    $19,088    $17,832    $17,428     $8,058       $30,396    $32,282    $30,187
Ratio of Expenses to
  Average Net Assets....     0.68%      0.67%      0.70%      0.71%      1.05%         0.45%      0.43%      0.46%
Ratio of Net Investment
  Income to Average Net
  Assets................     0.86%      0.51%      0.32%      0.45%      0.34%         2.02%      1.54%      1.49%
Portfolio Turnover
  Rate..................       42%        47%        23%        21%         5%           29%        52%        23%

                               VA LARGE
                            VALUE PORTFOLIO
                          -------------------
                            YEAR       YEAR
                           ENDED      ENDED
                          NOV. 30,   NOV. 30,
                            1997       1996
                          --------   --------
Net Asset Value,
  Beginning of Period...  $ 13.46    $ 11.29
                          -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.24       0.17
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....     3.07       2.12
                          -------    -------
    Total from
      Investment
      Operations........     3.31       2.29
                          -------    -------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.23)     (0.12)
  Net Realized Gains....    (0.46)        --
                          -------    -------
    Total
      Distributions.....    (0.69)     (0.12)
                          -------    -------
Net Asset Value, End of
  Period................  $ 16.08    $ 13.46
                          =======    =======
Total Return............    25.72%     20.45%
Net Assets, End of
  Period (thousands)....  $24,545    $13,570
Ratio of Expenses to
  Average Net Assets....     0.48%      1.03%
Ratio of Net Investment
  Income to Average Net
  Assets................     1.71%      1.59%
Portfolio Turnover
  Rate..................       20%        19%

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            VA INTERNATIONAL                               VA INTERNATIONAL
                                            VALUE PORTFOLIO                                SMALL PORTFOLIO
                          ----------------------------------------------------      ------------------------------
                            YEAR       YEAR       YEAR       YEAR       YEAR          YEAR       YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED         ENDED      ENDED      ENDED
                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,
                            2000       1999       1998       1997       1996          2000       1999       1998
                          --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of Period...  $ 12.73    $ 11.65    $ 10.87    $ 11.41    $ 10.03       $  8.31    $  7.78    $  7.99
                          -------    -------    -------    -------    -------       -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.12       0.20       0.19       0.17       0.11          0.15       0.12       0.11
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....    (0.29)      1.66       0.91      (0.56)      1.29         (0.53)      1.04      (0.14)
                          -------    -------    -------    -------    -------       -------    -------    -------
    Total from
      Investment
      Operations........    (0.17)      1.86       1.10      (0.39)      1.40         (0.38)      1.16      (0.03)
                          -------    -------    -------    -------    -------       -------    -------    -------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.21)     (0.21)     (0.18)     (0.10)        --         (0.19)     (0.13)     (0.09)
  Net Realized Gains....    (0.89)     (0.57)     (0.14)     (0.05)     (0.02)        (0.10)     (0.50)     (0.09)
                          -------    -------    -------    -------    -------       -------    -------    -------
    Total
      Distributions.....    (1.10)     (0.78)     (0.32)     (0.15)     (0.02)        (0.29)     (0.63)     (0.18)
                          -------    -------    -------    -------    -------       -------    -------    -------
Net Asset Value, End of
  Period................  $ 11.46    $ 12.73    $ 11.65    $ 10.87    $ 11.41       $  7.64    $  8.31    $  7.78
                          =======    =======    =======    =======    =======       =======    =======    =======
Total Return............    (1.68)%    17.21%     10.43%     (3.45)%    13.92%        (4.81)%    16.44%     (0.23)%
Net Assets, End of
  Period (thousands)....  $21,032    $23,617    $21,091    $17,610    $10,517       $11,367    $13,308    $12,748
Ratio of Expenses to
  Average Net Assets....     0.66%      0.65%      0.68%      0.76%      1.17%         0.80%      0.79%      0.90%
Ratio of Net Investment
  Income to Average Net
  Assets................     1.71%      1.70%      1.63%      1.83%      1.29%         1.95%      1.53%      1.56%
Portfolio Turnover
  Rate..................        7%        20%        27%         8%         4%           12%        14%        21%

                           VA INTERNATIONAL
                            SMALL PORTFOLIO
                          -------------------
                            YEAR       YEAR
                           ENDED      ENDED
                          NOV. 30,   NOV. 30,
                            1997       1996
                          --------   --------
Net Asset Value,
  Beginning of Period...  $ 10.48     $ 9.71
                          -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.09       0.06
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....    (2.30)      0.71
                          -------     ------
    Total from
      Investment
      Operations........    (2.21)      0.77
                          -------     ------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.06)        --
  Net Realized Gains....    (0.22)        --
                          -------     ------
    Total
      Distributions.....    (0.28)        --
                          -------     ------
Net Asset Value, End of
  Period................  $  7.99     $10.48
                          =======     ======
Total Return............   (21.54)%     7.93%
Net Assets, End of
  Period (thousands)....  $ 9,884     $6,007
Ratio of Expenses to
  Average Net Assets....     0.99%      1.27%
Ratio of Net Investment
  Income to Average Net
  Assets................     1.32%      0.63%
Portfolio Turnover
  Rate..................        9%         6%

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             VA SHORT-TERM                                    VA GLOBAL
                                            FIXED PORTFOLIO                                 BOND PORTFOLIO
                          ----------------------------------------------------      ------------------------------
                            YEAR       YEAR       YEAR       YEAR       YEAR          YEAR       YEAR       YEAR
                           ENDED      ENDED      ENDED      ENDED      ENDED         ENDED      ENDED      ENDED
                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,      NOV. 30,   NOV. 30,   NOV. 30,
                            2000       1999       1998       1997       1996          2000       1999       1998
                          --------   --------   --------   --------   --------      --------   --------   --------
Net Asset Value,
  Beginning of Period...  $ 10.42    $ 10.09    $ 10.08    $ 10.08     $10.04       $ 10.69    $ 10.30    $ 10.69
                          -------    -------    -------    -------     ------       -------    -------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.59       0.46       0.53       0.53       0.48          0.78       0.36       0.52
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....     0.04      (0.02)      0.02         --       0.04         (0.18)      0.04       0.30
                          -------    -------    -------    -------     ------       -------    -------    -------
    Total from
      Investment
      Operations........     0.63       0.44       0.55       0.53       0.52          0.60       0.40       0.82
                          -------    -------    -------    -------     ------       -------    -------    -------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.47)     (0.10)     (0.53)     (0.53)     (0.48)        (0.59)     (0.01)     (1.14)
  Net Realized Gains....       --      (0.01)     (0.01)        --         --         (0.02)        --      (0.04)
  Tax Return of
    Capital.............       --         --         --         --         --            --         --      (0.03)
                          -------    -------    -------    -------     ------       -------    -------    -------
    Total
      Distributions.....    (0.47)     (0.11)     (0.54)     (0.53)     (0.48)        (0.61)     (0.01)     (1.21)
                          -------    -------    -------    -------     ------       -------    -------    -------
Net Asset Value, End of
  Period................  $ 10.58    $ 10.42    $ 10.09    $ 10.08     $10.08       $ 10.68    $ 10.69    $ 10.30
                          =======    =======    =======    =======     ======       =======    =======    =======
Total Return............     6.30%      4.39%      5.54%      5.46%      5.34%         5.89%      3.85%      8.44%
Net Assets, End of
  Period (thousands)....  $20,409    $22,135    $18,467    $15,136     $7,789       $16,237    $13,153    $10,483
Ratio of Expenses to
  Average Net Assets....     0.40%      0.40%      0.41%      0.43%      0.70%         0.47%      0.49%      0.57%
Ratio of Net Investment
  Income to Average Net
  Assets................     5.72%      4.91%      5.24%      5.44%      4.93%         4.35%      3.74%      3.65%
Portfolio Turnover
  Rate..................       33%        30%        50%        73%        29%           85%        44%        37%

                               VA GLOBAL
                            BOND PORTFOLIO
                          -------------------
                            YEAR       YEAR
                           ENDED      ENDED
                          NOV. 30,   NOV. 30,
                            1997       1996
                          --------   --------
Net Asset Value,
  Beginning of Period...  $ 11.14     $10.61
                          -------     ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income..............     0.42       0.37
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized).....     0.34       0.57
                          -------     ------
    Total from
      Investment
      Operations........     0.76       0.94
                          -------     ------
LESS DISTRIBUTIONS
  Net Investment
    Income..............    (0.94)     (0.41)
  Net Realized Gains....    (0.27)        --
  Tax Return of
    Capital.............       --         --
                          -------     ------
    Total
      Distributions.....    (1.21)     (0.41)
                          -------     ------
Net Asset Value, End of
  Period................  $ 10.69     $11.14
                          =======     ======
Total Return............     7.58%      9.16%
Net Assets, End of
  Period (thousands)....  $ 7,073     $3,703
Ratio of Expenses to
  Average Net Assets....     0.65%      1.73%
Ratio of Net Investment
  Income to Average Net
  Assets................     4.09%      3.43%
Portfolio Turnover
  Rate..................       58%        89%

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-eight portfolios, six of which (the "VA Portfolios") are included in this report. Twenty-eight portfolios are presented in separate reports, and four have not commenced operations. The VA Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

    Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to the VA Portfolios. For the year ended November 30, 2000, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

VA Small Value Portfolio....................................      0.50 of 1%
VA Large Value Portfolio....................................      0.25 of 1%
VA International Value Portfolio............................      0.40 of 1%
VA International Small Portfolio............................      0.50 of 1%
VA Short-Term Fixed Portfolio...............................      0.25 of 1%
VA Global Bond Portfolio....................................      0.25 of 1%

    Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT         OTHER INVESTMENT
                                                                   SECURITIES              SECURITIES
                                                              --------------------    --------------------
                                                              PURCHASES    SALES      PURCHASES    SALES
                                                              ---------   --------    ---------   --------
VA Small Value Portfolio....................................      --          --       $ 8,124    $ 9,450
VA Large Value Portfolio....................................      --          --         8,998     11,466
VA International Value Portfolio............................      --          --         1,469      3,027
VA International Small Portfolio............................      --          --         1,481      2,862
VA Short-Term Fixed Portfolio...............................      --          --         5,764      4,988
VA Global Bond Portfolio....................................    $340        $695        21,199      9,052

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
VA Small Value Portfolio....................................       $3,160             $(7,256)      $(4,096)
VA Large Value Portfolio....................................        3,760              (6,142)       (2,382)
VA International Value Portfolio............................        3,836              (4,306)         (470)
VA International Small Portfolio............................        1,270              (5,042)       (3,772)
VA Short-Term Fixed Portfolio...............................           12                 (33)          (21)
VA Global Bond Portfolio....................................          183                (485)         (302)

    At November 30, 2000, the VA Short-Term Fixed Portfolio had a capital loss carryforward for federal income tax purposes of approximately $12,000, of which $7,000 expires on November 30, 2007 and $5,000 expires on November 30, 2008. Also, the VA Global Bond Portfolio had a capital loss carryforward for federal income tax purposes of approximately $78,000 which expires on November 30, 2008.

F. FINANCIAL INSTRUMENTS:

    In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The VA Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2000, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain or loss is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                 FOREIGN
     EXPIRATION                                               CONTRACT         VALUE AT         EXCHANGE
        DATE                       CURRENCY SOLD               AMOUNT     NOVEMBER 30, 2000    GAIN (LOSS)
---------------------   -----------------------------------  ----------   ------------------   -----------
12/05/00                248,996,355  Japanese Yen            $2,287,817       $2,249,535         $38,282
12/05/00                 15,522,479  Swedish Krona            1,558,397        1,548,132          10,265
12/27/00                    999,277  Australian Dollar          524,271          525,576          (1,305)
12/29/00                    108,505  Canadian Dollar             70,710           70,652              58
01/05/01                  4,754,688  European Currency Unit   4,143,235        4,146,156          (2,921)
                                                             ----------       ----------         -------
                                                             $8,584,430       $8,540,051         $44,379
                                                             ==========       ==========         =======

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------
VA Small Value Portfolio...............     6.38 %         $ 47,692       13           $  110       $ 72,000
VA Large Value Portfolio...............     6.84 %          169,924       49            1,606        659,000
VA International Value Portfolio.......     6.44 %           46,227       33              273        149,000
VA International Small Portfolio.......     6.71 %           86,050       20              321        225,000
VA Global Bond Portfolio...............     7.27 %           11,000       1                 2         11,000

    The VA Large Value Portfolio had an outstanding borrowing of $436,000 plus accrued interest under the domestic line of credit at November 30, 2000. The remaining VA Portfolios had no outstanding borrowings under the line of credit at November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the VA International Value Portfolio, VA International Small Portfolio, and the VA Global Bond Portfolio with an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

H. COMPONENTS OF NET ASSETS:

                                                              AT NOVEMBER 30, 2000 NET ASSETS CONSIST OF:
                                                                        (AMOUNTS IN THOUSANDS)
                                                            -----------------------------------------------
                                                              VA SMALL        VA LARGE     VA INTERNATIONAL
                                                                VALUE          VALUE            VALUE
                                                              PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                            -------------   ------------   ----------------
Paid-In Capital...........................................     $19,869        $29,954          $19,934
Undistributed Net Investment Income.......................         156            605              273
Undistributed Net Realized Gain...........................       3,203          2,219            1,272
Accumulated Net Realized Foreign Exchange Loss............          --             --               (2)
Unrealized Depreciation of Investment Securities
 and Foreign Currency.....................................      (4,096)        (2,382)            (440)
Unrealized Net Foreign Exchange Loss......................          --             --               (5)
                                                               -------        -------          -------
                                                               $19,132        $30,396          $21,032
                                                               =======        =======          =======

                                                            VA INTERNATIONAL   VA SHORT-TERM     VA GLOBAL
                                                                 SMALL             FIXED           BOND
                                                               PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                            ----------------   -------------   -------------
Paid-In Capital...........................................      $13,928           $19,423         $15,517
Undistributed Net Investment Income (Loss)................          (20)            1,019             509
Undistributed Net Realized Gain (Loss)....................        1,200               (11)            (80)
Undistributed Net Realized Foreign Exchange Gain..........           --                --             550
Unrealized Depreciation of Investment Securities and
 Foreign Currency.........................................       (3,739)              (22)           (302)
Unrealized Net Foreign Exchange Gain (Loss)...............           (2)               --              43
                                                                -------           -------         -------
                                                                $11,367           $20,409         $16,237
                                                                =======           =======         =======

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan and Fuji Securities, which were in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at November 30, 2000 was as follows:

                                                 MARKET VALUE OF     VALUE OF COLLATERAL   COLLATERAL ON REPURCHASE
                                                SECURITIES ON LOAN   AND IDEMNIFICATION           AGREEMENTS
                                                ------------------   -------------------   ------------------------
VA Small Value Portfolio......................       $379,207              $758,007                $778,393
VA Large Value Portfolio......................        172,917               202,500                 207,946
VA International Value Portfolio..............        108,081               113,650                 117,751
VA International Small Portfolio..............        179,060               194,065                 200,585

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE VA PORTFOLIOS AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio, and the statements of net assets of VA Short-Term Fixed Portfolio and VA Global Bond Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "VA Portfolios") at November 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VA Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001